UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 - June 30, 2006

Item 1:	Reports to Shareholders

Vanguard Tax-Managed Funds®

> Semiannual Report

June 30, 2006

Vanguard ® Tax-Managed Balanced Fund

Vanguard Tax-Managed Growth and Income Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

Vanguard Tax-Managed International Fund

>	Returns for the Vanguard Tax-Managed Funds’ Investor Shares ranged from 1.1% for the Tax-Managed Balanced Fund to 10.3% for the Tax-Managed International Fund.

>	Weak performances among information technology and health care stocks restrained gains for three of the funds.

>	International and small-capitalization stocks continued to dominate the market.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	3
Tax-Managed Balanced Fund	7
Tax-Managed Growth and Income Fund	15
Tax-Managed Capital Appreciation Fund	24
Tax-Managed Small-Cap Fund	33
Tax-Managed International Fund	41
About Your Fund’s Expenses	51
Trustees Approve Advisory Arrangement	53
Glossary	54

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2006
Total
Return
Vanguard Tax-Managed Balanced Fund	1.1%
Tax-Managed Balanced Composite Index[1]	1.4
Average Balanced Fund[2]	1.9

Vanguard Tax-Managed Growth and Income Fund
Investor Shares	2.7%
Admiral™ Shares[3]	2.7
Institutional Shares[4]	2.7
S&P 500 Index	2.7
Average Large-Cap Core Fund[2]	1.3

Vanguard Tax-Managed Capital Appreciation Fund
Investor Shares	2.3%
Admiral Shares	2.3
Institutional Shares	2.3
Russell 1000 Index	2.8
Average Multi-Cap Core Fund[2]	2.5

Vanguard Tax-Managed Small-Cap Fund
Investor Shares	7.3%
Institutional Shares	7.4
S&P SmallCap 600 Index	7.7
Average Small-Cap Core Fund[2]	6.9

Vanguard Tax-Managed International Fund
Investor Shares	10.3%
Institutional Shares	10.4
MSCI EAFE Index	10.2
Average International Fund[2]	8.9

1 50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.

2 Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

4 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

Your Fund’s Performance at a Glance

December 31, 2005–June 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Managed Fund	Share Price	Share Price	Dividends	Gains
Balanced	$18.88	$18.84	$0.250	$0.000
Growth and Income
Investor Shares	$27.15	$27.66	$0.220	$0.000
Admiral Shares	55.80	56.85	0.463	0.000
Institutional Shares	27.15	27.66	0.231	0.000
Capital Appreciation
Investor Shares	$29.80	$30.47	$0.005	$0.000
Admiral Shares	60.00	61.35	0.011	0.000
Institutional Shares	29.81	30.49	0.005	0.000
Small-Cap
Investor Shares	$22.70	$24.36	$0.003	$0.000
Institutional Shares	22.74	24.41	0.003	0.000
International
Investor Shares	$11.48	$12.66	$0.004	$0.000
Institutional Shares	11.48	12.67	0.004	0.000

Chairman’s Letter

Dear Shareholder,

A global market pullback in May and June reduced returns in an otherwise strong six-month period. Fears that inflation could surpass expectations began to trouble investors beginning in early May. Those areas of the markets where performance was particularly strong in recent years, such as stocks of smaller companies and in emerging markets, were hit hardest as the period came to a close.

In this environment, returns for the Vanguard Tax-Managed Funds’ Investor Shares ranged from 1.1% for the Tax-Managed Balanced Fund to 10.3% for the Tax-Managed International Fund. The Tax-Managed Balanced Fund, the sole fund with an income emphasis, ended the six months with a yield of 2.8%.

The funds are index-oriented, varying slightly from their benchmarks, as the advisors execute their tax-management mandates. As such, the funds’ performances were largely in line with those of the indexes they emulate. There were also few significant differences between the funds’ results and the average returns for their peer groups.

Stocks started strongly, then retreated on inflation concerns

The U.S. stock market climbed from January into early May, taking its cues from healthy economic data, strong corporate earnings, and historically low unemployment rates. In a strange twist,

these positive dynamics helped to nudge the market off track in mid-May, as investors feared that the economy—and inflationary pressures—had gained too much steam. The broad U.S. market lost roughly half of its 2006 gains in a volatile May and June, but still returned about 3.5% for the half-year.

International equities traced a similar path, though their highs were generally higher and the declines, greater. As a group, they outpaced U.S. stocks for the half-year, with European stocks performing particularly well.

Bonds struggled to maintain footing as interest rates climbed

The Federal Reserve Board raised its target for the federal funds rate four times during the period, to 5.25%, marking the 17th consecutive rate hike since the central bank began its inflation-fighting campaign two years ago. The broad market for taxable U.S. bonds finished the six months with a modestly negative return, while municipal bond returns were modestly positive.

Yields of U.S. Treasury securities rose at both ends of the maturity spectrum, but the yield curve remained relatively flat, with only 20 basis points separating the yields of the shortest- and longest-term issues. High-yield bonds were one of the better-performing segments of a stagnant fixed income market.

International and smaller stocks continued as top performers

The Tax-Managed Funds performed in line with the market segments they represent. At the low end of the performance spectrum, the Tax-Managed Balanced

Market Barometer
			Total Returns
		Periods Ended June 30, 2006
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index	2.8%	9.1%	3.1%
Russell 2000 Index	8.2	14.6	8.5
Dow Jones Wilshire 5000 Index	3.5	10.0	4.1
MSCI All Country World Index ex USA	10.0	28.4	11.9

Bonds
Lehman Aggregate Bond Index	–0.7%	–0.8%	5.0%
Lehman Municipal Bond Index	0.3	0.9	5.0
Citigroup 3-Month Treasury Bill Index	2.2	4.0	2.2

CPI
Consumer Price Index	3.1%	4.3%	2.7%

1 Annualized.

Fund’s gain of 1.1% reflected an essentially flat return from the fund’s municipal bond holdings and a modest gain for its stocks. Bond market returns suffered in the face of rising interest rates, while the fund’s stocks were restrained by weak performance among some of its largest sectors (information technology and health care).

Like the stock portion of the balanced fund, the Tax-Managed Capital Appreciation Fund seeks to mirror the Russell 1000 Index. The 2.3% gain of the fund’s Investor Shares was partly a result of tepid returns in financials, its largest sector. Insurer American International Group was by far the largest detractor in the group. Earnings disappointments at tech bellwethers Microsoft and Intel were partly to blame for the negative performance among IT stocks. Within health care, negative returns were largely driven by a health maintenance organization and a maker of cardiac devices that faced regulatory issues.

The 2.7% performance of the Tax-Managed Growth and Income Fund’s Investor Shares reflected the same

Annualized Expense Ratios[1]
Your fund compared with its peer group
Expense
Tax-Managed Fund	Ratio
Balanced	0.12%
Average Balanced Fund	1.19
Growth and Income
Investor Shares	0.15%
Admiral Shares	0.10
Institutional Shares	0.07
Average Large-Cap Core Fund	1.41
Capital Appreciation
Investor Shares	0.15%
Admiral Shares	0.10
Institutional Shares	0.07
Average Multi-Cap Core Fund	1.28
Small-Cap
Investor Shares	0.14%
Institutional Shares	0.09
Average Small-Cap Core Fund	1.53
International
Investor Shares	0.20%
Institutional Shares	0.14
Average International Fund	1.65

1 Fund expense ratios reflect the six months ended June 30, 2006. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

weaknesses. The fund’s benchmark, the Standard & Poor’s 500 Index, has sector characteristics that are similar to those of the Russell 1000. The fund’s higher return came partly from its higher-yielding portfolio and partly from a slightly larger weighting in energy stocks, one of the best-performing areas of the market.

The Tax-Managed Small-Cap Fund’s Investor Shares gained 7.3%, largely because of the surging prices of industrial and energy stocks. The fund’s holdings in the two sectors, which accounted for an average of 28% of fund assets, made impressive earnings gains on the strength of heightened global demand for the equipment and services they provide.

The 10.3% return of the Tax-Managed International Fund’s Investor Shares reflected both strong growth in developed markets and a weakened dollar, which boosts returns when foreign currencies are converted into the diminished greenback. The United Kingdom, which represents roughly 24% of the fund, posted a strong return, as did the financials sector, particularly bank and insurance companies that were parties to mergers or acquisitions.

A well-structured portfolio can weather the markets’ ups and downs

The markets’ stumble in May and June demonstrates how quickly fortunes can change in the investment world. Predicting how and when the markets will move can be an exercise in frustration. In this case, the markets sank when investors thought the economy was doing too well. Many feared that a strengthening economy would speed inflation, which in turn would spur the Federal Reserve Board on to another round of interest rate hikes.

The best strategy for absorbing the inevitable speed bumps in the markets is to maintain an investment portfolio that is balanced and diversified among stock, bond, and money market holdings. The Vanguard Tax-Managed Funds offer a way to diversify your holdings while also benefiting from a tax-sensitive approach and expense ratios that are among the lowest in the mutual fund industry.

Thank you for investing your assets with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 20, 2006

Tax-Managed Balanced Fund

Fund Profile

As of June 30, 2006

Total Fund Characteristics

Yield	2.8%
Turnover Rate	4%[1]
Expense Ratio	0.12%[1]
Short-Term Reserves	0%

Total Fund Volatility Measures
		Composite		Broad
	Fund	Index[2]	Fund	Index[3]
R-Squared	0.98	1.00	0.78	1.00
Beta	0.98	1.00	0.44	1.00

Equity Characteristics
		Comparative	Broad
	Fund	Index[4]	Index[3]
Number of Stocks	612	994	4,980
Median Market Cap	$34.8B	$37.7B	$67.1B
Price/Earnings Ratio	17.3x	17.3x	19.5x
Price/Book Ratio	2.8x	2.7x	2.8x
Dividend Yield	1.5%	1.8%	1.7%
Return on Equity	18.6%	18.5%	16.9%
Earnings Growth Rate	17.6%	16.0%	9.9%
Foreign Holdings	0.0%	0.0%	2.0%

Sector Diversification (% of equity portfolio)
		Comparative	Broad
	Fund	Index[4]	Index[3]
Consumer Discretionary	12%	11%	11%
Consumer Staples	9	9	9
Energy	10	9	10
Financials	20	22	22
Health Care	13	13	12
Industrials	11	11	12
Information Technology	16	15	15
Materials	3	3	3
Telecommunication Services	3	3	3
Utilities	3	4	3

Ten Largest Stocks[5] (% of equity portfolio)

ExxonMobil Corp.	integrated oil and gas	2.9%
General Electric Co.	industrial conglomerates	2.6
Citigroup, Inc.	diversified financial services	1.9
Microsoft Corp.	systems software	1.7
Bank of America Corp.	diversified financial services	1.6
The Procter & Gamble Co.	household products	1.5
Johnson & Johnson	pharmaceuticals	1.4
Pfizer Inc.	pharmaceuticals	1.2
Altria Group, Inc.	tobacco	1.0
American International Group, Inc.	multi-line insurance	1.0
Top Ten		16.8%
Top Ten as % of Total Net Assets		8.1%

1 Annualized.

2 50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

3 Dow Jones Wilshire 5000 Index.

4 Russell 1000 Index.

5 “Ten Largest Stocks” excludes any temporary cash investments and equity index products.

See pages 54 and 55 for a glossary of investment terms.

Tax-Managed Balanced Fund

Fixed Income Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Bonds	147	4,145	37,959
Yield to Maturity	4.2%[3]	4.1%	4.3%
Average Coupon	5.0%	5.1%	5.1%
Average Effective Maturity	6.0 years	6.1 years	7.2 years
Average Quality	AA+	AAA	AA+
Average Duration	4.7 years	5.1 years	5.5 years

Distribution by Credit Quality
(% of fixed income portfolio)

AAA	78%
AA	20
A	1
BBB	1

Distribution by Maturity
(% of fixed income portfolio)

Under 1 Year	16%
1–5 Years	30
5–10 Years	40
10–20 Years	12
20–30 Years	2

Largest State Concentrations[4]
(% of fixed income portfolio)

New York	9%
Texas	9
Massachusetts	8
Ohio	8
New Jersey	6
Michigan	6
California	5
Georgia	4
South Carolina	4
Colorado	4
Top Ten	63%

1 Lehman 7 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 “Largest State Concentrations” figures exclude any fixed income futures contracts.

See pages 54 and 55 for a glossary of investment terms.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Managed Balanced Fund	9/6/1994	4.65%	3.97%	4.39%	2.78%	7.17%
Fee-Adjusted Returns[3]		3.63	3.97	4.39	2.78	7.17

1 Six months ended June 30, 2006.

2 50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

3 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

Note: See Financial Highlights table on page 12 for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Balanced Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	2,351
Interest	6,731
Total Income	9,082
Expenses
The Vanguard Group—Note B
Investment Advisory Services	33
Management and Administrative	269
Marketing and Distribution	61
Custodian Fees	3
Shareholders’ Reports	3
Total Expenses	369
Expenses Paid Indirectly—Note C	(7)
Net Expenses	362
Net Investment Income	8,720
Realized Net Gain (Loss) on Investment Securities Sold	3,582
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(5,750)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,552

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,720	15,359
Realized Net Gain (Loss)	3,582	2,491
Change in Unrealized Appreciation (Depreciation)	(5,750)	9,712
Net Increase (Decrease) in Net Assets Resulting from Operations	6,552	27,562
Distributions
Net Investment Income	(8,149)	(15,286)
Realized Capital Gain	—	—
Total Distributions	(8,149)	(15,286)
Capital Share Transactions—Note F
Issued	33,541	70,173
Issued in Lieu of Cash Distributions	6,909	12,950
Redeemed[1]	(25,893)	(50,278)
Net Increase (Decrease) from Capital Share Transactions	14,557	32,845
Total Increase (Decrease)	12,960	45,121
Net Assets
Beginning of Period	606,459	561,338
End of Period[2]	619,419	606,459

1 Net of redemption fees of $90,000 and $210,000.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($229,000) and ($800,000).

Tax-Managed Balanced Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$18.88	$18.49	$17.72	$15.54	$17.18	$18.30
Investment Operations
Net Investment Income	.26	.496	.48[1]	.42	.44	.46
Net Realized and Unrealized
Gain (Loss) on Investments[2]	(.05)	.380	.77	2.20	(1.65)	(1.12)
Total from Investment Operations	.21	.876	1.25	2.62	(1.21)	(.66)
Distributions
Dividends from
Net Investment Income[3]	(.25)	(.486)	(.48)	(.44)	(.43)	(.46)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.25)	(.486)	(.48)	(.44)	(.43)	(.46)
Net Asset Value, End of Period	$18.84	$18.88	$18.49	$17.72	$15.54	$17.18

Total Return[4]	1.11%	4.80%	7.16%	17.05%	–7.07%	–3.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$619	$606	$561	$498	$416	$419
Ratio of Total Expenses to
Average Net Assets	0.12%[5]	0.12%	0.12%	0.17%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.83%[5]	2.64%	2.70%[1]	2.58%	2.69%	2.64%
Portfolio Turnover Rate	4%[5]	10%	15%	16%	24%	21%

1 Net investment income per share and ratio of net investment income to average net assets include $.02 and 0.13%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.01, and $.01.

3 For tax purposes, nontaxable dividends represent 74%, 76%, 73%, 77%, 82%, and 87% of dividends from net investment income.

4 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

5 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $68,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2006, these arrangements reduced the fund’s management and administrative expenses by $5,000 and custodian fees by $2,000.

Tax-Managed Balanced Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $33,179,000 to offset future net capital gains of $8,000,000 through December 31, 2009, $15,836,000 through December 31, 2010, and $9,343,000 through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $116,305,000, consisting of unrealized gains of $123,036,000 on securities that had risen in value since their purchase and $6,731,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2006, the fund purchased $33,877,000 of investment securities and sold $10,194,000 of investment securities, other than temporary cash investments

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2006	December 31, 2005
	Shares	Shares
	(000)	(000)
Issued	1,752	3,788
Issued in Lieu of Cash Distributions	365	697
Redeemed	(1,360)	(2,721)
Net Increase (Decrease) in Shares Outstanding	757	1,764

Tax-Managed Growth and Income Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	508	500	4,980
Median Market Cap	$48.6B	$48.6B	$67.1B
Price/Earnings Ratio	16.6x	16.7x	19.5x
Price/Book Ratio	2.7x	2.7x	2.8x
Yield		1.9%	1.7%
Investor Shares	1.8%
Admiral Shares	1.9%
Institutional Shares	1.9%
Return on Equity	18.8%	18.8%	16.9%
Earnings Growth Rate	15.7%	15.7%	9.9%
Foreign Holdings	0.0%	0.0%	2.0%
Turnover Rate	7%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.15%[3]
Admiral Shares	0.10%[3]
Institutional Shares	0.07%[3]
Short-Term Reserves	0%	—	—

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.98	1.00
Beta	1.00	1.00	0.91	1.00

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10%	10%	11%
Consumer Staples	10	10	9
Energy	10	10	10
Financials	22	22	22
Health Care	12	12	12
Industrials	12	12	12
Information Technology	15	15	15
Materials	3	3	3
Telecommunication Services	3	3	3
Utilities	3	3	3

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.2%
General Electric Co.	industrial conglomerates	3.0
Citigroup, Inc.	diversified financial services	2.1
Bank of America Corp.	diversified financial services	1.9
Microsoft Corp.	systems software	1.8
The Procter & Gamble Co.	household products	1.6
Johnson & Johnson	pharmaceuticals	1.5
Pfizer Inc.	pharmaceuticals	1.5
American International Group, Inc.	multi-line insurance	1.3
Altria Group, Inc.	tobacco	1.3
Top Ten		19.2%

1 S&P 500 Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See pages 54 and 55 for a glossary of investment terms.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Ten Years
Tax-Managed Growth and Income Fund
Investor Shares	9/6/1994	8.55%	2.49%	8.33%
Fee-Adjusted Returns[2]		7.48	2.49	8.33
Admiral Shares	11/12/2001	8.63	4.66[3]	—
Fee-Adjusted Returns[2]		7.56	4.45[3]	—
Institutional Shares	3/4/1999	8.63	2.58	1.93[3]
Fee-Adjusted Returns[2]		7.57	2.58	1.93[3]

1 Six months ended June 30, 2006.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

3 Return since inception.

Note: See Financial Highlights tables on pages 19–21 for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Growth and Income Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	25,819
Interest[1]	36
Total Income	25,855
Expenses
The Vanguard Group—Note B
Investment Advisory Services	29
Management and Administrative
Investor Shares	466
Admiral Shares	638
Institutional Shares	71
Marketing and Distribution
Investor Shares	90
Admiral Shares	138
Institutional Shares	34
Custodian Fees	31
Shareholders’ Reports
Investor Shares	9
Admiral Shares	2
Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,509
Net Investment Income	24,346
Realized Net Gain (Loss) on Investment Securities Sold	(7,147)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	55,040
Net Increase (Decrease) in Net Assets Resulting from Operations	72,239

1 Interest income from an affiliated company of the fund was $36,000.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,346	47,158
Realized Net Gain (Loss)	(7,147)	(34,119)
Change in Unrealized Appreciation (Depreciation)	55,040	112,439
Net Increase (Decrease) in Net Assets Resulting from Operations	72,239	125,478
Distributions
Net Investment Income
Investor Shares	(6,038)	(18,610)
Admiral Shares	(13,493)	(24,005)
Institutional Shares	(2,697)	(5,290)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(22,228)	(47,905)
Capital Share Transactions—Note E
Investor Shares	(75,146)	(617,688)
Admiral Shares	77,665	580,021
Institutional Shares	19,826	28,881
Net Increase (Decrease) from Capital Share Transactions	22,345	(8,786)
Total Increase (Decrease)	72,356	68,787
Net Assets
Beginning of Period	2,683,971	2,615,184
End of Period[1]	2,756,327	2,683,971

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,101,000) and ($3,219,000).

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$27.15	$26.36	$24.23	$19.15	$24.93	$28.66
Investment Operations
Net Investment Income	.24	.467	.47[1]	.34	.313	.294
Net Realized and Unrealized
Gain (Loss) on Investments[2]	.49	.801	2.13	5.08	(5.768)	(3.725)
Total from Investment Operations	.73	1.268	2.60	5.42	(5.455)	(3.431)
Distributions
Dividends from
Net Investment Income	(.22)	(.478)	(.47)	(.34)	(.325)	(.299)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.22)	(.478)	(.47)	(.34)	(.325)	(.299)
Net Asset Value, End of Period	$27.66	$27.15	$26.36	$24.23	$19.15	$24.93

Total Return[3]	2.69%	4.87%	10.83%	28.53%	–21.95%	–11.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$747	$806	$1,395	$1,321	$1,077	$1,606
Ratio of Total Expenses to
Average Net Assets	0.15%[4]	0.14%	0.14%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.73%[4]	1.78%	1.89%[1]	1.63%	1.44%	1.13%
Portfolio Turnover Rate	7%[4]	10%	8%	5%	9%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $.08 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.03, and $.02.

3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

4 Annualized.

Tax-Managed Growth and Income Fund

Admiral Shares
	Six Months
	Ended					Nov. 12[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$55.80	$54.17	$49.80	$39.35	$51.24	$50.00
Investment Operations
Net Investment Income	.508	.989	.99[2]	.733	.673	.087
Net Realized and Unrealized
Gain (Loss) on Investments[3]	1.005	1.645	4.37	10.443	(11.870)	1.348
Total from Investment Operations	1.513	2.634	5.36	11.176	(11.197)	1.435
Distributions
Dividends from
Net Investment Income	(.463)	(1.004)	(.99)	(.726)	(.693)	(.195)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.463)	(1.004)	(.99)	(.726)	(.693)	(.195)
Net Asset Value, End of Period	$56.85	$55.80	$54.17	$49.80	$39.35	$51.24

Total Return[4]	2.71%	4.93%	10.87%	28.64%	–21.92%	2.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,682	$1,575	$954	$777	$520	$505
Ratio of Total Expenses to
Average Net Assets	0.10%[5]	0.10%	0.10%	0.11%	0.11%	0.14%[5]
Ratio of Net Investment Income to
Average Net Assets	1.78%[5]	1.82%	1.96%[2]	1.69%	1.52%	1.26%[5]
Portfolio Turnover Rate	7%[5]	10%	8%	5%	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.16 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Includes increases from redemption fees of $.01, $.01, $.02, $.02, $.05, and $.03.

4 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

5 Annualized.

Tax-Managed Growth and Income Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$27.15	$26.36	$24.24	$19.15	$24.93	$28.66
Investment Operations
Net Investment Income	.251	.485	.479[1]	.369	.331	.319
Net Realized and Unrealized
Gain (Loss) on Investments[2]	.490	.801	2.130	5.080	(5.768)	(3.725)
Total from Investment Operations	.741	1.286	2.609	5.449	(5.437)	(3.406)
Distributions
Dividends from
Net Investment Income	(.231)	(.496)	(.489)	(.359)	(.343)	(.324)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.231)	(.496)	(.489)	(.359)	(.343)	(.324)
Net Asset Value, End of Period	$27.66	$27.15	$26.36	$24.24	$19.15	$24.93

Total Return[3]	2.73%	4.94%	10.87%	28.69%	–21.88%	–11.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$328	$303	$266	$217	$167	$158
Ratio of Total Expenses to
Average Net Assets	0.07%[4]	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.81%[4]	1.85%	1.97%[1]	1.72%	1.54%	1.25%
Portfolio Turnover Rate	7%[4]	10%	8%	5%	9%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $.077 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.03, and $.02.

3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $301,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are

Tax-Managed Growth and Income Fund

recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $444,849,000 to offset future net capital gains of $34,004,000 through December 31, 2008, $81,507,000 through December 31, 2009, $201,652,000 through December 31, 2010, $92,868,000 through December 31, 2011, $31,346,000 through December 31, 2013, and $3,472,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $850,318,000, consisting of unrealized gains of $922,206,000 on securities that had risen in value since their purchase and $71,888,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2006, the fund purchased $124,903,000 of investment securities and sold $102,601,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	44,211	1,577	89,341	3,418
Issued in Lieu of Cash Distributions	5,213	188	16,179	616
Redeemed[1]	(124,570)	(4,456)	(723,208)	(27,273)
Net Increase (Decrease)—Investor Shares	(75,146)	(2,691)	(617,688)	(23,239)
Admiral Shares
Issued	122,748	2,139	653,973	11,983
Issued in Lieu of Cash Distributions	10,702	188	18,694	343
Redeemed[1]	(55,785)	(970)	(92,646)	(1,718)
Net Increase (Decrease)—Admiral Shares	77,665	1,357	580,021	10,608
Institutional Shares
Issued	34,107	1,211	33,835	1,274
Issued in Lieu of Cash Distributions	1,884	68	3,620	137
Redeemed[1]	(16,165)	(586)	(8,574)	(325)
Net Increase (Decrease)—Institutional Shares	19,826	693	28,881	1,086

1 Net of redemption fees for 2006 and 2005 of $271,000 and $650,000, respectively (fund totals).

Tax-Managed Capital Appreciation Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	629	994	4,980
Median Market Cap	$29.0B	$37.7B	$67.1B
Price/Earnings Ratio	17.4x	17.3x	19.5x
Price/Book Ratio	2.8x	2.7x	2.8x
Yield		1.8%	1.7%
Investor Shares	1.4%
Admiral Shares	1.5%
Institutional Shares	1.5%
Return on Equity	18.7%	18.5%	16.9%
Earnings Growth Rate	17.3%	16.0%	9.9%
Foreign Holdings	0.0%	0.0%	2.0%
Turnover Rate	5%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.15%[3]
Admiral Shares	0.10%[3]
Institutional Shares	0.07%[3]
Short-Term Reserves	0%	—	—

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.99	1.00	0.99	1.00
Beta	1.06	1.00	0.99	1.00

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12%	11%	11%
Consumer Staples	9	9	9
Energy	9	9	10
Financials	21	22	22
Health Care	13	13	12
Industrials	11	11	12
Information Technology	16	15	15
Materials	3	3	3
Telecommunication Services	3	3	3
Utilities	3	4	3

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	2.9%
General Electric Co.	industrial conglomerates	2.6
Citigroup, Inc.	diversified financial services	1.8
Bank of America Corp.	diversified financial services	1.6
Microsoft Corp.	systems software	1.5
The Procter & Gamble Co.	household products	1.4
Johnson & Johnson	pharmaceuticals	1.4
Pfizer Inc.	pharmaceuticals	1.2
American International Group, Inc.	multi-line insurance	1.1
Altria Group, Inc.	tobacco	1.0
Top Ten		16.5%

1 Russell 1000 Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See pages 54 and 55 for a glossary of investment terms.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Ten Years
Tax-Managed Capital Appreciation Fund
Investor Shares	9/6/1994	9.38%	2.77%	8.43%
Fee-Adjusted Returns[2]		8.30	2.77	8.43
Admiral Shares	11/12/2001	9.41	5.73[3]	—
Fee-Adjusted Returns[2]		8.33	5.51[3]	—
Institutional Shares	2/24/1999	9.45	2.85	2.92[3]
Fee-Adjusted Returns[2]		8.37	2.85	2.92[3]

1 Six months ended June 30, 2006.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

3 Return since inception.

Note: See Financial Highlights tables on pages 28–30 for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Capital Appreciation Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	28,706
Interest[1]	62
Total Income	28,768
Expenses
The Vanguard Group—Note B
Investment Advisory Services	32
Management and Administrative
Investor Shares	506
Admiral Shares	1,000
Institutional Shares	50
Marketing and Distribution
Investor Shares	97
Admiral Shares	205
Institutional Shares	17
Custodian Fees	10
Shareholders’ Reports
Investor Shares	7
Admiral Shares	3
Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	1,929
Net Investment Income	26,839
Realized Net Gain (Loss) on Investment Securities Sold	37,698
Change in Unrealized Appreciation (Depreciation) of Investment Securities	12,476
Net Increase (Decrease) in Net Assets Resulting from Operations	77,013

1 Interest income from an affiliated company of the fund was $62,000.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,839	40,837
Realized Net Gain (Loss)	37,698	5,891
Change in Unrealized Appreciation (Depreciation)	12,476	191,693
Net Increase (Decrease) in Net Assets Resulting from Operations	77,013	238,421
Distributions
Net Investment Income
Investor Shares	(133)	(10,082)
Admiral Shares	(445)	(28,472)
Institutional Shares	(33)	(2,552)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(611)	(41,106)
Capital Share Transactions—Note E
Investor Shares	(76,788)	(812,241)
Admiral Shares	148,201	849,487
Institutional Shares	(11,858)	90,644
Net Increase (Decrease) from Capital Share Transactions	59,555	127,890
Total Increase (Decrease)	135,957	325,205
Net Assets
Beginning of Period	3,420,245	3,095,040
End of Period[1]	3,556,202	3,420,245

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $22,530,000 and ($3,698,000).

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$29.80	$28.05	$25.43	$19.49	$25.73	$30.59
Investment Operations
Net Investment Income	.223	.352	.365[1]	.238	.196	.164
Net Realized and Unrealized
Gain (Loss) on Investments[2]	.452	1.752	2.622	5.940	(6.231)	(4.854)
Total from Investment Operations	.675	2.104	2.987	6.178	(6.035)	(4.690)
Distributions
Dividends from
Net Investment Income	(.005)	(.354)	(.367)	(.238)	(.205)	(.170)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.354)	(.367)	(.238)	(.205)	(.170)
Net Asset Value, End of Period	$30.47	$29.80	$28.05	$25.43	$19.49	$25.73

Total Return[3]	2.26%	7.49%	11.75%	31.72%	–23.45%	–15.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$800	$857	$1,596	$1,466	$1,154	$1,678
Ratio of Total Expenses to
Average Net Assets	0.15%[4]	0.14%	0.14%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.48%[4]	1.25%	1.40%[1]	1.09%	0.87%	0.60%
Portfolio Turnover Rate	5%[4]	8%	5%	11%	10%	13%

1 Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.02, and $.02.

3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

4 Annualized.

Tax-Managed Capital Appreciation Fund

Admiral Shares
	Six Months
	Ended					Nov. 12[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$60.00	$56.46	$51.20	$39.24	$51.79	$50.00
Investment Operations
Net Investment Income	.467	.729	.762[2]	.51	.42	.064
Net Realized and Unrealized
Gain (Loss) on Investments[3]	.894	3.543	5.263	11.96	(12.53)	2.072
Total from Investment Operations	1.361	4.272	6.025	12.47	(12.11)	2.136
Distributions
Dividends from
Net Investment Income	(.011)	(.732)	(.765)	(.51)	(.44)	(.346)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(.732)	(.765)	(.51)	(.44)	(.346)
Net Asset Value, End of Period	$61.35	$60.00	$56.46	$51.20	$39.24	$51.79

Total Return[4]	2.27%	7.56%	11.77%	31.80%	–23.38%	4.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,560	$2,360	$1,397	$1,103	$741	$778
Ratio of Total Expenses to
Average Net Assets	0.10%[5]	0.10%	0.10%	0.11%	0.11%	0.14%[5]
Ratio of Net Investment Income to
Average Net Assets	1.53%[5]	1.29%	1.47%[2]	1.16%	0.95%	0.79%[5]
Portfolio Turnover Rate	5%[5]	8%	5%	11%	10%	13%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.122 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Includes increases from redemption fees of $.00, $.01, $.01, $.02, $.03, and $.03.

4 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

5 Annualized.

Tax-Managed Capital Appreciation Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$29.81	$28.05	$25.44	$19.49	$25.73	$30.59
Investment Operations
Net Investment Income	.233	.384	.375[1]	.267	.216	.188
Net Realized and Unrealized Gain (Loss)
on Investments[2]	.452	1.752	2.622	5.940	(6.231)	(4.854)
Total from Investment Operations	.685	2.136	2.997	6.207	(6.015)	(4.666)
Distributions
Dividends from
Net Investment Income	(.005)	(.376)	(.387)	(.257)	(.225)	(.194)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.376)	(.387)	(.257)	(.225)	(.194)
Net Asset Value, End of Period	$30.49	$29.81	$28.05	$25.44	$19.49	$25.73

Total Return[3]	2.30%	7.61%	11.78%	31.87%	–23.37%	–15.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$197	$204	$102	$104	$106	$121
Ratio of Total Expenses to
Average Net Assets	0.07%[4]	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.56%[4]	1.32%	1.47%[1]	1.17%	0.98%	0.69%
Portfolio Turnover Rate	5%[4]	8%	5%	11%	10%	13%

1 Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.00, $.00, $.01, $.01, $.02, and $.02.

3 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $389,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.39% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are

Tax-Managed Capital Appreciation Fund

recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $568,212,000 to offset future net capital gains of $33,454,000 through December 31, 2008, $263,730,000 through December 31, 2009, $106,018,000 through December 31, 2010, $163,808,000 through December 31, 2011, and $1,202,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $1,353,002,000, consisting of unrealized gains of $1,406,421,000 on securities that had risen in value since their purchase and $53,419,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2006, the fund purchased $184,265,000 of investment securities and sold $97,107,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	51,664	1,684	132,702	4,704
Issued in Lieu of Cash Distributions	119	4	8,922	297
Redeemed[1]	(128,571)	(4,190)	(953,865)	(33,164)
Net Increase (Decrease)—Investor Shares	(76,788)	(2,502)	(812,241)	(28,163)
Admiral Shares
Issued	218,984	3,541	1,002,550	17,285
Issued in Lieu of Cash Distributions	357	6	23,431	388
Redeemed[1]	(71,140)	(1,152)	(176,494)	(3,084)
Net Increase (Decrease)—Admiral Shares	148,201	2,395	849,487	14,589
Institutional Shares
Issued	14,558	471	104,124	3,675
Issued in Lieu of Cash Distributions	17	1	1,227	41
Redeemed[1]	(26,433)	(857)	(14,707)	(521)
Net Increase (Decrease)—Institutional Shares	(11,858)	(385)	90,644	3,195

1 Net of redemption fees for 2006 and 2005 of $266,000 and $610,000, respectively (fund totals).

Tax-Managed Small-Cap Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	586	600	4,980
Median Market Cap	$1.3B	$1.3B	$67.1B
Price/Earnings Ratio	20.6x	20.7x	19.5x
Price/Book Ratio	2.4x	2.3x	2.8x
Yield		0.9%	1.7%
Investor Shares	0.8%
Institutional Shares	0.8%
Return on Equity	13.7%	13.5%	16.9%
Earnings Growth Rate	16.3%	15.6%	9.9%
Foreign Holdings	0.0%	0.0%	2.0%
Turnover Rate	38%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.14%[3]
Institutional Shares	0.09%[3]
Short-Term Reserves	0%	—	—

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.81	1.00
Beta	1.00	1.00	1.46	1.00

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15%	15%	11%
Consumer Staples	4	4	9
Energy	9	9	10
Financials	15	16	22
Health Care	12	12	12
Industrials	19	18	12
Information Technology	15	16	15
Materials	6	5	3
Telecommunication Services	0	0	3
Utilities	5	5	3

Ten Largest Holdings[4] (% of total net assets)

Roper Industries Inc.	electrical components and equipment	0.7%
Frontier Oil Corp.	oil and gas refining and marketing	0.7
ResMed Inc.	healthcare equipment	0.7
Cimarex Energy Co.	oil and gas exploration and production	0.6
Oshkosh Truck Corp.	construction and farm machinery and heavy trucks	0.6
Shurgard Storage Centers, Inc. Class A REIT	specialized REITS	0.5
Massey Energy Co.	coal and consumable fuels	0.5
Global Payments Inc.	data processing and outsourced services	0.5
Helix Energy Solutions Group, Inc.	oil and gas exploration and production	0.5
Energen Corp.	gas utilities	0.5
Top Ten		5.8%

1 S&P SmallCap 600 Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See pages 54 and 55 for a glossary of investment terms.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 25, 1999–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Since Inception
Tax-Managed Small-Cap Fund
Investor Shares	3/25/1999	13.50%	11.03%	13.70%
Fee-Adjusted Returns[2]		12.37	11.03	13.70
Institutional Shares	4/21/1999	13.57	11.09	12.83
Fee-Adjusted Returns[2]		12.44	11.09	12.83

1 Six months ended June 30, 2006.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

Note: See Financial Highlights tables on pages 37 and 38 for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Small-Cap Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	8,023
Interest[1]	46
Total Income	8,069
Expenses
The Vanguard Group—Note B
Investment Advisory Services	23
Management and Administrative
Investor Shares	909
Institutional Shares	32
Marketing and Distribution
Investor Shares	155
Institutional Shares	10
Custodian Fees	26
Shareholders’ Reports
Investor Shares	7
Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,163
Net Investment Income	6,906
Realized Net Gain (Loss) on Investment Securities Sold	14,167
Change in Unrealized Appreciation (Depreciation) of Investment Securities	91,835
Net Increase (Decrease) in Net Assets Resulting from Operations	112,908

1 Interest income from an affiliated company of the fund was $46,000.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,906	13,049
Realized Net Gain (Loss)	14,167	16,073
Change in Unrealized Appreciation (Depreciation)	91,835	80,864
Net Increase (Decrease) in Net Assets Resulting from Operations	112,908	109,986
Distributions
Net Investment Income
Investor Shares	(204)	(12,546)
Institutional Shares	(13)	(849)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(217)	(13,395)
Capital Share Transactions—Note E
Investor Shares	77,579	83,202
Institutional Shares	99	74,735
Net Increase (Decrease) from Capital Share Transactions	77,678	157,937
Total Increase (Decrease)	190,369	254,528
Net Assets
Beginning of Period	1,551,193	1,296,665
End of Period[1]	1,741,562	1,551,193

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $5,399,000 and ($1,290,000).

Tax-Managed Small-Cap Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$22.70	$21.25	$17.44	$12.67	$14.92	$14.23
Investment Operations
Net Investment Income	.097	.193	.172	.109	.092	.079
Net Realized and Unrealized
Gain (Loss) on Investments[1]	1.566	1.454	3.811	4.770	(2.247)	.696
Total from Investment Operations	1.663	1.647	3.983	4.879	(2.155)	.775
Distributions
Dividends from
Net Investment Income	(.003)	(.197)	(.173)	(.109)	(.095)	(.085)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.197)	(.173)	(.109)	(.095)	(.085)
Net Asset Value, End of Period	$24.36	$22.70	$21.25	$17.44	$12.67	$14.92

Total Return[2]	7.33%	7.74%	22.84%	38.51%	–14.44%	5.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,641	$1,458	$1,282	$929	$601	$568
Ratio of Total Expenses to
Average Net Assets	0.14%[4]	0.14%	0.14%	0.17%	0.17%	0.20%
Ratio of Net Investment Income to
Average Net Assets	0.81%[4]	0.92%	0.96%	0.77%	0.68%	0.63%
Portfolio Turnover Rate[3]	38%[4]	20%	19%	21%	21%	25%

1 Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.01, and $.00.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

4 Annualized.

Tax-Managed Small-Cap Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$22.74	$21.28	$17.47	$12.68	$14.92	$14.23
Investment Operations
Net Investment Income	.107	.213	.178	.134	.105	.092
Net Realized and Unrealized
Gain (Loss) on Investments[1]	1.566	1.454	3.811	4.770	(2.247)	.696
Total from Investment Operations	1.673	1.667	3.989	4.904	(2.142)	.788
Distributions
Dividends from
Net Investment Income	(.003)	(.207)	(.179)	(.114)	(.098)	(.098)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.207)	(.179)	(.114)	(.098)	(.098)
Net Asset Value, End of Period	$24.41	$22.74	$21.28	$17.47	$12.68	$14.92

Total Return[2]	7.36%	7.82%	22.83%	38.68%	–14.36%	5.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$101	$94	$15	$12	$29	$53
Ratio of Total Expenses to
Average Net Assets	0.09%[4]	0.09%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.86%[4]	0.97%	1.01%	0.84%	0.74%	0.73%
Portfolio Turnover Rate[3]	38%[4]	20%	19%	21%	21%	25%

1 Includes increases from redemption fees of $.00, $.00, $.01, $.01, $.01, and $.00.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $190,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Tax-Managed Small-Cap Fund

During the six months ended June 30, 2006, the fund realized $15,623,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $5,048,000 to offset future net capital gains through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $651,762,000, consisting of unrealized gains of $660,456,000 on securities that had risen in value since their purchase and $8,694,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2006, the fund purchased $441,732,000 of investment securities and sold $354,910,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	135,006	5,512	227,656	10,622
Issued in Lieu of Cash Distributions	169	7	10,411	454
Redeemed[1]	(57,596)	(2,378)	(154,865)	(7,182)
Net Increase (Decrease)—Investor Shares	77,579	3,141	83,202	3,894
Institutional Shares
Issued	26,693	1,093	74,452	3,402
Issued in Lieu of Cash Distributions	5	—	369	16
Redeemed[1]	(26,599)	(1,083)	(86)	(4)
Net Increase (Decrease)—Institutional Shares	99	10	74,735	3,414

1 Net of redemption fees for 2006 and 2005 of $327,000 and $574,000, respectively (fund totals).

Tax-Managed International Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,154	1,171	2,129
Turnover Rate	4%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.20%[3]
Institutional Shares	0.14%[3]
Short-Term Reserves	0%	—	—

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.99	1.00	0.97	1.00
Beta	1.01	1.00	0.93	1.00

Sector Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12%	11%	11%
Consumer Staples	8	8	8
Energy	8	10	11
Financials	29	26	26
Health Care	8	9	8
Industrials	11	11	10
Information Technology	6	9	9
Materials	8	7	8
Telecommunication Services	5	5	5
Utilities	5	4	4

Ten Largest Holdings[4] (% of total net assets)

BP PLC	integrated oil and gas	2.1%
Royal Dutch Shell PLC	integrated oil and gas	1.9
HSBC Holdings PLC	diversified banks	1.8
GlaxoSmithKline PLC	pharmaceuticals	1.5
Toyota Motor Corp.	automobile manufacturers	1.3
Total SA	integrated oil and gas	1.3
Vodafone Group PLC	wireless telecommunication services	1.1
Nestle SA (Registered)	packaged foods and meats	1.1
Novartis AG (Registered)	pharmaceuticals	1.1
Mitsubishi UFJ Financial Group	diversified banks	1.1
Top Ten		14.3%

1 MSCI EAFE Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See pages 54 and 55 for a glossary of investment terms.

Tax-Managed International Fund

Country Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Europe
United Kingdom	24%	24%	19%
France	10	10	8
Germany	7	7	6
Switzerland	7	7	5
Spain	4	4	3
Italy	4	4	3
Netherlands	3	3	3
Sweden	2	2	2
Finland	1	1	1
Belgium	1	1	1
Norway	1	1	1
Ireland	1	1	1
Denmark	1	1	1
Greece	1	1	1
Austria	1	1	0
Subtotal	68%	68%	55%
Pacific
Japan	24%	24%	20%
Australia	5	5	4
Hong Kong	2	2	1
Singapore	1	1	1
Subtotal	32%	32%	26%
Emerging Markets
Combined	0%	—	13%
North America
Canada	0%	—	6%

1 MSCI EAFE Index.

2 MSCI All Country World Index ex USA.

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 17, 1999–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Since Inception
Tax-Managed International Fund
Investor Shares	8/17/1999	27.26%	10.02%	5.19%
Fee-Adjusted Returns[2]		26.02	10.02	5.19
Institutional Shares	1/4/2001	27.31	10.13	6.12
Fee-Adjusted Returns[2]		26.07	10.13	6.12

1 Six months ended June 30, 2006.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

Note: See Financial Highlights tables on pages 46 and 47 for dividend and capital gains information.

Tax-Managed International Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed International Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends[1]	27,939
Interest[2]	40
Total Income	27,979
Expenses
The Vanguard Group—Note B
Investment Advisory Services	22
Management and Administrative
Investor Shares	906
Institutional Shares	93
Marketing and Distribution
Investor Shares	121
Institutional Shares	17
Custodian Fees	242
Shareholders’ Reports
Investor Shares	3
Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,405
Net Investment Income	26,574
Realized Net Gain (Loss)
Investment Securities Sold	622
Foreign Currencies	288
Realized Net Gain (Loss)	910
Change in Unrealized Appreciation (Depreciation)
Investment Securities	110,772
Foreign Currencies	80
Change in Unrealized Appreciation (Depreciation)	110,852
Net Increase (Decrease) in Net Assets Resulting from Operations	138,336

1 Dividends are net of foreign withholding taxes of $2,641,000.

2 Interest income from an affiliated company of the fund was $40,000.

Tax-Managed International Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,574	27,932
Realized Net Gain (Loss)	910	1,949
Change in Unrealized Appreciation (Depreciation)	110,852	124,148
Net Increase (Decrease) in Net Assets Resulting from Operations	138,336	154,029
Distributions
Net Investment Income
Investor Shares	(427)	(24,521)
Institutional Shares	(73)	(4,367)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(500)	(28,888)
Capital Share Transactions—Note E
Investor Shares	105,016	187,101
Institutional Shares	8,792	31,932
Net Increase (Decrease) from Capital Share Transactions	113,808	219,033
Total Increase (Decrease)	251,644	344,174
Net Assets
Beginning of Period	1,312,459	968,285
End of Period[1]	1,564,103	1,312,459

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $26,043,000 and ($343,000).

Tax-Managed International Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$11.48	$10.33	$8.76	$6.43	$7.79	$10.14
Investment Operations
Net Investment Income	.215	.246	.201	.158	.14	.111
Net Realized and Unrealized
Gain (Loss) on Investments[1]	.969	1.161	1.571	2.325	(1.36)	(2.336)
Total from Investment Operations	1.184	1.407	1.772	2.483	(1.22)	(2.225)
Distributions
Dividends from
Net Investment Income	(.004)	(.257)	(.202)	(.153)	(.14)	(.125)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.257)	(.202)	(.153)	(.14)	(.125)
Net Asset Value, End of Period	$12.66	$11.48	$10.33	$8.76	$6.43	$ 7.79

Total Return[2]	10.31%	13.60%	20.25%	38.67%	–15.62%	–21.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,342	$1,119	$825	$514	$334	$327
Ratio of Total Expenses to
Average Net Assets	0.20%[3]	0.20%	0.23%	0.28%	0.31%	0.35%
Ratio of Net Investment Income to
Average Net Assets	3.59%[3]	2.50%	2.34%	2.33%	2.04%	1.49%
Portfolio Turnover Rate	4%[3]	5%	5%	9%	7%	20%

1 Includes increases from redemption fees of $.00, $.00, $.00, $.01, $.01, and $.00.

2 Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3 Annualized.

Tax-Managed International Fund

Institutional Shares
	Six Months
	Ended					Jan. 4[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$11.48	$10.33	$8.77	$6.43	$7.79	$10.13
Investment Operations
Net Investment Income	.225	.253	.198	.17	.148	.123
Net Realized and Unrealized
Gain (Loss) on Investments[2]	.969	1.161	1.571	2.33	(1.361)	(2.329)
Total from Investment Operations	1.194	1.414	1.769	2.50	(1.213)	(2.206)
Distributions
Dividends from
Net Investment Income	(.004)	(.264)	(.209)	(.16)	(.147)	(.134)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.264)	(.209)	(.16)	(.147)	(.134)
Net Asset Value, End of Period	$12.67	$11.48	$10.33	$8.77	$6.43	$ 7.79

Total Return[3]	10.40%	13.66%	20.19%	38.94%	–15.52%	–21.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$222	$193	$143	$102	$47	$55
Ratio of Total Expenses to
Average Net Assets	0.14%[4]	0.14%	0.15%	0.17%	0.20%	0.22%[4]
Ratio of Net Investment Income to
Average Net Assets	3.65%[4]	2.56%	2.42%	2.44%	2.16%	1.68%[4]
Portfolio Turnover Rate	4%[4]	5%	5%	9%	7%	20%

1 Inception.

2 Includes increases from redemption fees of $.00, $.00, $.00, $.00, $.01, and $.00.

3 Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 1% redemption fee on shares held less than five years, or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds) between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Tax-Managed International Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $170,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized net foreign currency gains of $288,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $77,530,000 to offset future net capital gains of $1,439,000 through December 31, 2008, $6,556,000 through December 31, 2009, $37,122,000 through December 31, 2010, $27,239,000 through December 31, 2011, and $5,174,000 through December 31, 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $417,780,000, consisting of unrealized gains of $436,259,000 on securities that had risen in value since their purchase and $18,479,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2006, the fund purchased $176,224,000 of investment securities and sold $33,025,000 of investment securities, other than temporary cash investments.

Tax-Managed International Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	134,791	10,884	226,831	21,539
Issued in Lieu of Cash Distributions	348	28	20,386	1,760
Redeemed[1]	(30,123)	(2,443)	(60,116)	(5,656)
Net Increase (Decrease)—Investor Shares	105,016	8,469	187,101	17,643
Institutional Shares
Issued	9,114	753	30,383	2,829
Issued in Lieu of Cash Distributions	50	4	3,057	264
Redeemed[1]	(372)	(30)	(1,508)	(147)
Net Increase (Decrease)—Institutional Shares	8,792	727	31,932	2,946

1 Net of redemption fees for 2006 and 2005 of $174,000 and $264,000, respectively (fund totals).

About Your Fund’s Expenses

As a shareholder of the fund, you incur on-going costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples on page 52 are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 52 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only; they do not include low-balance fees, account maintenance fees, or transaction fees on redemptions. These fees are fully described in the prospectus; they also are noted on the Performance Summary pages in this report. If these fees were applied to your account, your costs would be higher. The funds do not carry “sales loads.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about your fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended June 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed Fund	12/31/2005	06/30/2006	Period[1]
Based on Actual Fund Return
Balanced	$1,000.00	$1,011.11	$0.60
Growth and Income
Investor Shares	$1,000.00	$1,026.89	$0.75
Admiral Shares	1,000.00	1,027.12	0.50
Institutional Shares	1,000.00	1,027.30	0.35
Capital Appreciation
Investor Shares	$1,000.00	$1,022.65	$0.75
Admiral Shares	1,000.00	1,022.68	0.50
Institutional Shares	1,000.00	1,022.97	0.35
Small-Cap
Investor Shares	$1,000.00	$1,073.26	$0.72
Institutional Shares	1,000.00	1,073.57	0.46
International
Investor Shares	$1,000.00	$1,103.14	$1.04
Institutional Shares	1,000.00	1,104.01	0.73
Based on Hypothetical 5% Return
Balanced	$1,000.00	$1,024.20	$0.60
Growth and Income
Investor Shares	$1,000.00	$1,024.05	$0.75
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
Capital Appreciation
Investor Shares	$1,000.00	$1,024.05	$0.75
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
Small-Cap
Investor Shares	$1,000.00	$1,024.10	$0.70
Institutional Shares	1,000.00	1,024.35	0.45
International
Investor Shares	$1,000.00	$1,023.80	$1.00
Institutional Shares	1,000.00	1,024.10	0.70

1 These calculations are based on expenses incurred during the most recent six-month period. The fund's annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.15% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.15% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.14% for Investor Shares and 0.09% for Institutional Shares; for the Tax-Managed International Fund, 0.20% for Investor Shares and 0.14% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard Tax-Managed Funds has approved the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summary sections of this report.

Cost

The Tax-Managed Funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the Vanguard Tax-Managed Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Largest State Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
141 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
141 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
141 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
141 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
141 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
141 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
141 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
141 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
141 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
141 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
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All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
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To find out more about this public service, call the SEC
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q872 082006

Vanguard® Tax-Managed Funds

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Statement of Net Assets (unaudited)

As of June 30, 2006

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Tax-Managed Balanced Fund	2
Tax-Managed Growth and Income Fund	14
Tax-Managed Capital Appreciation Fund	20
Tax-Managed Small-Cap Fund	27
Tax-Managed International Fund	34

1

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
Common Stocks (47.7%)
Consumer Discretionary (5.7%)
Time Warner, Inc.	106,940	1,850
Home Depot, Inc.	46,700	1,671
The Walt Disney Co.	52,450	1,573
Lowe’s Cos., Inc.	20,400	1,238
News Corp., Class A	62,900	1,206
McDonald’s Corp.	34,200	1,149
Target Corp.	23,100	1,129
* Comcast Corp. Class A	31,166	1,020
* Starbucks Corp.	22,800	861
* Viacom Inc. Class B	19,758	708
Best Buy Co., Inc.	10,875	596
Staples, Inc.	24,355	592
CBS Corp.	19,058	515
Harley-Davidson, Inc.	9,300	510
Marriott International, Inc. Class A	13,100	499
Yum! Brands, Inc.	9,900	498
Starwood Hotels & Resorts Worldwide, Inc.	7,801	471
NIKE, Inc. Class B	5,700	462
* Kohl’s Corp.	7,800	461
Harrah’s Entertainment, Inc.	6,382	454
Federated Department Stores, Inc.	12,400	454
Hilton Hotels Corp.	15,679	443
International Game Technology	11,600	440
* Office Depot, Inc.	11,400	433
* Coach, Inc.	14,000	419
* Sears Holdings Corp.	2,700	418
The Gap, Inc.	21,525	375
* Bed Bath & Beyond, Inc.	10,500	348
Darden Restaurants Inc.	8,650	341
* Liberty Media–Interactive A	19,207	332
Nordstrom, Inc.	9,000	329
* Liberty Media Capital A	3,841	322
Black & Decker Corp.	3,700	312
Circuit City Stores, Inc.	10,600	289
* MGM Mirage, Inc.	7,028	287
* Amazon.com, Inc.	7,300	282
GTECH Holdings Corp.	8,100	282
Michaels Stores, Inc.	6,800	280
* EchoStar Communications Corp. Class A	9,057	279
Polo Ralph Lauren Corp.	5,000	275
Centex Corp.	5,400	272
* Lamar Advertising Co. Class A	5,000	269
Tiffany & Co.	8,100	267
Mattel, Inc.	16,080	265
* AutoZone Inc.	3,000	265
E.W. Scripps Co. Class A	6,100	263
NTL Inc.	10,142	253
D. R. Horton, Inc.	10,499	250
* O’Reilly Automotive, Inc.	8,000	250
Abercrombie & Fitch Co.	4,500	249

Dillard’s Inc.	7,800	248
* Apollo Group, Inc. Class A	4,700	243
* AutoNation, Inc.	11,292	242
Pulte Homes, Inc.	8,400	242
Liz Claiborne, Inc.	6,300	233
Clear Channel Communications, Inc.	7,520	233
Brinker International, Inc.	6,250	227
Lennar Corp. Class A	5,100	226
TJX Cos., Inc.	9,800	224
Dollar General Corp.	15,660	219
* Mohawk Industries, Inc.	3,100	218
PETsMART, Inc.	8,400	215
Cablevision Systems NY Group Class A	9,894	212
Williams-Sonoma, Inc.	6,200	211
* CarMax, Inc.	5,703	202
Barnes & Noble, Inc.	5,400	197
Hasbro, Inc.	10,625	192
Brunswick Corp.	5,600	186
Jones Apparel Group, Inc.	5,800	184
Omnicom Group Inc.	2,000	178
* NVR, Inc.	350	172
Harte-Hanks, Inc.	6,700	172
Saks Inc.	10,200	165
* The Cheesecake Factory Inc.	6,000	162
OSI Restaurant Partners, Inc.	4,650	161
Beazer Homes USA, Inc.	3,500	161
BorgWarner, Inc.	2,400	156
Weight Watchers International, Inc.	3,800	155
Ryland Group, Inc.	3,500	152
* Toll Brothers, Inc.	5,800	148
Gentex Corp.	10,200	143
* Career Education Corp.	4,700	140
* XM Satellite Radio Holdings, Inc.	8,900	130
* IAC/InterActiveCorp	4,700	124
* Univision Communications Inc.	3,710	124
ServiceMaster Co.	11,900	123
* Liberty Global, Inc. Class A	5,706	123
* Liberty Global, Inc. Series C	5,753	118
* Chico’s FAS, Inc.	4,200	113
* Discovery Holding Co. Class A	7,682	112
* Expedia, Inc.	4,700	70
Hearst-Argyle Television Inc.	2,900	64
* Timberland Co.	2,445	64
* Columbia Sportswear Co.	1,160	52
* Comcast Corp. Special Class A	1,548	51
* Sirius Satellite Radio, Inc.	9,200	44
Foot Locker, Inc.	1,600	39
Limited Brands, Inc.	1,424	36
The McClatchy Co. Class A	900	36
* DIRECTV Group, Inc.	2,171	36
The McGraw-Hill Cos., Inc.	700	35
John Wiley & Sons Class A	1,000	33
* R.H. Donnelley Corp.	579	31

2

		Market
		Value•
	Shares	($000)
Sherwin-Williams Co.	600	28
Lennar Corp. Class B	680	28
Harman International Industries, Inc.	300	26
Borders Group, Inc.	1,339	25
Fortune Brands, Inc.	300	21
* Dollar Tree Stores, Inc.	750	20
International Speedway Corp.	410	19
KB Home	400	18
MDC Holdings, Inc.	300	16
Newell Rubbermaid, Inc.	218	6
RadioShack Corp.	300	4
Tribune Co.	70	2
		34,996
Consumer Staples (4.1%)
The Procter & Gamble Co.	77,410	4,304
Altria Group, Inc.	42,000	3,084
Wal-Mart Stores, Inc.	60,100	2,895
PepsiCo, Inc.	40,300	2,420
The Coca-Cola Co.	37,900	1,630
Walgreen Co.	27,000	1,211
Archer-Daniels-Midland Co.	19,921	822
Costco Wholesale Corp.	14,200	811
CVS Corp.	21,256	653
Sysco Corp.	18,800	575
Kimberly-Clark Corp.	9,172	566
Safeway, Inc.	17,134	445
Anheuser-Busch Cos., Inc.	9,000	410
Whole Foods Market, Inc.	5,600	362
The Clorox Co.	5,400	329
Avon Products, Inc.	10,600	329
Coca-Cola Enterprises, Inc.	15,500	316
The Pepsi Bottling Group, Inc.	9,000	289
Colgate-Palmolive Co.	4,800	287
* Dean Foods Co.	7,650	284
* Constellation Brands, Inc. Class A	11,000	275
Wm. Wrigley Jr. Co.	6,000	272
The Kroger Co.	12,400	271
* Smithfield Foods, Inc.	9,400	271
Tyson Foods, Inc.	18,031	268
Alberto-Culver Co. Class B	5,450	265
* Energizer Holdings, Inc.	4,400	258
* Hansen Natural Corp.	1,334	254
Del Monte Foods Co.	18,000	202
PepsiAmericas, Inc.	8,300	184
Reynolds American Inc.	1,501	173
Kellogg Co.	3,200	155
General Mills, Inc.	2,400	124
Church & Dwight, Inc.	3,400	124
Brown-Forman Corp. Class B	1,400	100
* Rite Aid Corp.	22,300	95
Wm. Wrigley Jr. Co. Class B	1,500	68
Pilgrim’s Pride Corp.	695	18
The Hershey Co.	300	16
Estee Lauder Cos. Class A	300	12

Hormel Foods Corp.	300	11
Sara Lee Corp.	500	8
* TreeHouse Foods Inc.	250	6
ConAgra Foods, Inc.	100	2
		25,454
Energy (4.8%)
ExxonMobil Corp.	141,344	8,671
Chevron Corp.	45,133	2,801
ConocoPhillips Co.	34,887	2,286
Valero Energy Corp.	16,468	1,095
Halliburton Co.	12,100	898
Baker Hughes, Inc.	10,340	846
Devon Energy Corp.	13,346	806
Anadarko Petroleum Corp.	14,492	691
Occidental Petroleum Corp.	6,502	667
Apache Corp.	9,646	658
Kerr-McGee Corp.	9,036	627
Peabody Energy Corp.	10,000	558
XTO Energy, Inc.	12,233	542
EOG Resources, Inc.	7,800	541
Hess Corp.	9,000	476
Williams Cos., Inc.	19,800	463
BJ Services Co.	12,200	455
* National Oilwell Varco Inc.	6,439	408
CONSOL Energy, Inc.	8,600	402
Smith International, Inc.	9,000	400
Murphy Oil Corp.	6,700	374
Kinder Morgan, Inc.	3,700	370
Noble Energy, Inc.	7,400	347
ENSCO International, Inc.	7,200	331
Arch Coal, Inc.	7,800	330
Tesoro Petroleum Corp.	4,400	327
* FMC Technologies Inc.	4,803	324
* Cameron International Corp.	6,600	315
Pioneer Natural Resources Co.	6,500	302
* Newfield Exploration Co.	6,100	299
* Pride International, Inc.	9,300	290
Western Gas Resources, Inc.	4,600	275
Range Resources Corp.	9,750	265
Marathon Oil Corp.	3,091	257
Patterson-UTI Energy, Inc.	8,502	241
Rowan Cos., Inc.	6,700	238
Chesapeake Energy Corp.	6,300	191
Pogo Producing Co.	4,000	184
El Paso Corp.	2,400	36
Massey Energy Co.	500	18
Overseas Shipholding Group Inc.	100	6
* Grant Prideco, Inc.	115	5
		29,616
Financials (9.7%)
Citigroup, Inc.	117,397	5,663
Bank of America Corp.	98,435	4,735
American International
Group, Inc.	51,006	3,012
JPMorgan Chase & Co.	70,516	2,962
Wells Fargo & Co.	34,000	2,281

3

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
Wachovia Corp.	33,934	1,835
Merrill Lynch & Co., Inc.	23,700	1,649
The Goldman Sachs Group, Inc.	10,000	1,504
American Express Co.	28,200	1,501
Morgan Stanley	21,960	1,388
U.S. Bancorp	41,500	1,282
Fannie Mae	25,800	1,241
Prudential Financial, Inc.	13,800	1,072
Washington Mutual, Inc.	22,159	1,010
Lehman Brothers Holdings, Inc.	15,228	992
AFLAC Inc.	15,200	704
Countrywide Financial Corp.	18,198	693
Capital One Financial Corp.	7,900	675
SLM Corp.	12,700	672
MetLife, Inc.	12,700	650
Progressive Corp. of Ohio	24,800	638
Golden West Financial Corp.	8,300	616
Charles Schwab Corp.	36,350	581
Bear Stearns Co., Inc.	4,100	574
Loews Corp.	15,800	560
State Street Corp.	9,500	552
Freddie Mac	9,500	542
The Allstate Corp.	9,400	514
Franklin Resources Corp.	5,600	486
Moody’s Corp.	8,700	474
Host Marriott Corp. REIT	20,975	459
The Hartford Financial Services Group Inc.	5,200	440
CIT Group Inc.	8,300	434
Legg Mason Inc.	4,000	398
The Chicago Mercantile Exchange	800	393
M & T Bank Corp.	3,300	389
Ambac Financial Group, Inc.	4,750	385
Avalonbay Communities, Inc. REIT	3,300	365
Simon Property Group, Inc. REIT	4,400	365
Zions Bancorp	4,600	359
Genworth Financial Inc.	10,200	355
Assurant, Inc.	7,100	344
Sovereign Bancorp, Inc.	16,575	337
W.R. Berkley Corp.	9,750	333
Torchmark Corp.	5,400	328
MBIA, Inc.	5,600	328
Commerce Bancorp, Inc.	9,100	325
ProLogis REIT	6,064	316
Radian Group, Inc.	5,100	315
Ameriprise Financial, Inc.	6,980	312
SL Green Realty Corp. REIT	2,800	307
MGIC Investment Corp.	4,700	306
Leucadia National Corp.	10,100	295
Jefferies Group, Inc.	9,800	290
Forest City Enterprise Class A	5,800	289
The PMI Group Inc.	6,400	285
* CB Richard Ellis Group, Inc.	11,200	279
* AmeriCredit Corp.	9,800	274
The Principal Financial Group, Inc.	4,900	273

Brown & Brown, Inc.	9,200	269
Apartment Investment & Management Co. Class A REIT	6,100	265
Investors Financial Services Corp.	5,900	265
Raymond James Financial, Inc.	8,750	265
AMB Property Corp. REIT	5,200	263
The St. Paul Travelers, Cos. Inc.	5,889	263
HCC Insurance Holdings, Inc.	8,700	256
The St. Joe Co.	5,500	256
StanCorp Financial Group, Inc.	5,000	255
Mellon Financial Corp.	7,300	251
Camden Property Trust REIT	3,400	250
* Conseco, Inc.	10,800	249
Janus Capital Group Inc.	13,900	249
IndyMac Bancorp, Inc.	5,400	248
Plum Creek Timber Co. Inc. REIT	6,900	245
* Markel Corp.	700	243
American Financial Group, Inc.	5,600	240
Eaton Vance Corp.	9,600	240
East West Bancorp, Inc.	6,300	239
Cullen/Frost Bankers, Inc.	4,000	229
City National Corp.	3,500	228
Commerce Bancshares, Inc.	4,500	225
BRE Properties Inc. Class A REIT	4,000	220
Marshall & Ilsley Corp.	4,800	220
Webster Financial Corp.	4,600	218
Reinsurance Group of America, Inc.	4,400	216
Federated Investors, Inc.	6,700	211
BB&T Corp.	5,000	208
* CNA Financial Corp.	6,200	204
SunTrust Banks, Inc.	2,600	198
BOK Financial Corp.	3,840	191
* Alleghany Corp.	669	185
Wesco Financial Corp.	480	183
SEI Investments Co.	3,700	181
Transatlantic Holdings, Inc.	3,150	176
The Bank of New York Co., Inc.	5,300	171
UnumProvident Corp.	9,100	165
National City Corp.	4,400	159
First Citizens BancShares Class A	441	88
BlackRock, Inc.	500	70
Downey Financial Corp.	509	35
The Chubb Corp.	600	30
Safeco Corp.	500	28
A.G. Edwards & Sons, Inc.	400	22
AmerUs Group Co.	300	18
First Horizon National Corp.	300	12
CapitalSource Inc. REIT	429	10
PNC Financial Services Group	100	7
International Bancshares Corp.	110	3
		59,858

4

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
Health Care (6.3%)
Johnson & Johnson	67,232	4,029
Pfizer Inc.	154,010	3,615
* Amgen, Inc.	28,824	1,880
UnitedHealth Group Inc.	33,074	1,481
Medtronic, Inc.	30,500	1,431
Merck & Co., Inc.	37,200	1,355
* WellPoint Inc.	17,125	1,246
Abbott Laboratories	25,200	1,099
* Genentech, Inc.	12,400	1,014
Wyeth	20,900	928
Schering-Plough Corp.	43,800	834
Eli Lilly & Co.	14,600	807
Cardinal Health, Inc.	12,390	797
* Gilead Sciences, Inc.	13,000	769
Bristol-Myers Squibb Co.	28,100	727
Aetna Inc.	17,276	690
Caremark Rx, Inc.	12,600	628
* Celgene Corp.	12,300	583
* Boston Scientific Corp.	34,595	583
HCA Inc.	13,302	574
* Medco Health Solutions, Inc.	9,478	543
Allergan, Inc.	4,800	515
McKesson Corp.	10,500	496
* Genzyme Corp.	7,400	452
CIGNA Corp.	4,500	443
Stryker Corp.	10,500	442
* Zimmer Holdings, Inc.	7,470	424
Quest Diagnostics, Inc.	6,900	413
AmerisourceBergen Corp.	9,500	398
* Coventry Health Care Inc.	7,050	387
* Humana Inc.	7,100	381
* Forest Laboratories, Inc.	9,700	375
* St. Jude Medical, Inc.	11,368	369
* Laboratory Corp. of America Holdings	5,900	367
* Express Scripts Inc.	5,000	359
* Hospira, Inc.	8,060	346
Applera Corp.–Applied Biosystems Group	10,600	343
* Thermo Electron Corp.	9,075	329
* Varian Medical Systems, Inc.	6,700	317
IMS Health, Inc.	11,776	316
Biomet, Inc.	9,925	311
Mylan Laboratories, Inc.	14,250	285
* Waters Corp.	6,400	284
* Fisher Scientific International Inc.	3,864	282
* Henry Schein, Inc.	6,000	280
* Sepracor Inc.	4,900	280
DENTSPLY International Inc.	4,600	279
* Barr Pharmaceuticals Inc.	5,775	275
Omnicare, Inc.	5,700	270
Dade Behring Holdings Inc.	6,400	266
* Biogen Idec Inc.	5,460	253
Health Management Associates Class A	12,212	241

Baxter International, Inc.	6,400	235
Pharmaceutical Product Development, Inc.	6,600	232
* Patterson Cos.	6,600	231
Beckman Coulter, Inc.	4,100	228
* MedImmune Inc.	8,324	226
* Lincare Holdings, Inc.	5,700	216
* Endo Pharmaceuticals Holdings, Inc.	6,500	214
Universal Health Services Class B	3,400	171
* Watson Pharmaceuticals, Inc.	7,000	163
* Health Net Inc.	2,900	131
Becton, Dickinson & Co.	1,684	103
* Millipore Corp.	1,300	82
* Abraxis Bioscience, Inc.	2,950	70
C.R. Bard, Inc.	400	29
Bausch & Lomb, Inc.	300	15
Cooper Cos., Inc.	300	13
Manor Care, Inc.	100	5
		38,755
Industrials (5.3%)
General Electric Co.	234,509	7,729
The Boeing Co.	20,440	1,674
United Technologies Corp.	26,300	1,668
3M Co.	14,600	1,179
FedEx Corp.	8,700	1,017
United Parcel Service, Inc.	12,200	1,004
Lockheed Martin Corp.	11,000	789
General Dynamics Corp.	11,600	759
Caterpillar, Inc.	10,000	745
Norfolk Southern Corp.	13,200	703
Illinois Tool Works, Inc.	14,600	693
Waste Management, Inc.	18,001	646
Union Pacific Corp.	5,959	554
CSX Corp.	7,700	542
Danaher Corp.	8,400	540
Southwest Airlines Co.	29,618	485
Cendant Corp.	29,595	482
Expeditors International of Washington, Inc.	8,600	482
C.H. Robinson Worldwide Inc.	7,969	425
Honeywell International Inc.	9,800	395
Fluor Corp.	4,200	390
Rockwell Collins, Inc.	6,900	386
L-3 Communications Holdings, Inc.	5,100	385
Northrop Grumman Corp.	5,918	379
ITT Industries, Inc.	7,600	376
Emerson Electric Co.	4,200	352
Precision Castparts Corp.	5,800	347
Robert Half International, Inc.	8,200	344
Cummins Inc.	2,700	330
Manpower Inc.	4,900	317
Republic Services, Inc. Class A	7,600	307
Burlington Northern Santa Fe Corp.	3,838	304

5

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
Roper Industries Inc.	6,500	304
W.W. Grainger, Inc.	4,000	301
* The Dun & Bradstreet Corp.	4,300	300
* Terex Corp.	3,000	296
Graco, Inc.	5,900	271
Fastenal Co.	6,700	270
The Brink’s Co.	4,700	265
* Jacobs Engineering Group Inc.	3,300	263
Ametek, Inc.	5,500	261
J.B. Hunt Transport Services, Inc.	10,400	259
Equifax, Inc.	7,400	254
* Alliant Techsystems, Inc.	3,200	244
* Armor Holdings, Inc.	4,400	241
* Stericycle, Inc.	3,600	234
SPX Corp.	4,100	229
The Toro Co.	4,900	229
IDEX Corp.	4,800	227
Oshkosh Truck Corp.	4,600	219
American Power Conversion Corp.	9,700	189
American Standard Cos., Inc.	4,300	186
Cintas Corp.	4,550	181
Rockwell Automation, Inc.	2,400	173
Parker Hannifin Corp.	2,200	171
JLG Industries, Inc.	5,023	113
* Allied Waste Industries, Inc.	9,800	111
Joy Global Inc.	1,600	83
Ryder System, Inc.	1,400	82
Adesa, Inc.	3,400	76
Carlisle Co., Inc.	700	55
* United Rentals, Inc.	1,700	54
Deere & Co.	600	50
PACCAR, Inc.	400	33
Herman Miller, Inc.	1,110	29
Aramark Corp. Class B	700	23
Pall Corp.	800	22
Donaldson Co., Inc.	600	20
Pentair, Inc.	500	17
		33,063
Information Technology (7.8%)
Microsoft Corp.	210,800	4,912
* Cisco Systems, Inc.	144,300	2,818
Intel Corp.	143,300	2,716
International Business Machines Corp.	35,000	2,689
Hewlett-Packard Co.	69,612	2,205
QUALCOMM Inc.	41,100	1,647
* Google Inc.	3,700	1,551
* Dell Inc.	57,000	1,391
* Oracle Corp.	94,900	1,375
Motorola, Inc.	64,506	1,300
Texas Instruments, Inc.	41,900	1,269
* Apple Computer, Inc.	21,100	1,205
* Corning, Inc.	42,200	1,021
First Data Corp.	21,814	982
* Yahoo! Inc.	29,200	964

Automatic Data Processing, Inc.	17,100	775
Applied Materials, Inc.	47,000	765
* eBay Inc.	23,700	694
* EMC Corp.	51,900	569
* Symantec Corp.	35,871	557
* Adobe Systems, Inc.	17,000	516
Electronic Data Systems Corp.	19,500	469
* Network Appliance, Inc.	12,912	456
Paychex, Inc.	11,450	446
* Intuit, Inc.	6,900	417
* Broadcom Corp.	13,350	401
* Electronic Arts Inc.	9,043	389
* Xerox Corp.	27,700	385
Analog Devices, Inc.	11,834	380
* Citrix Systems, Inc.	9,200	369
* Advanced Micro Devices, Inc.	15,000	366
National Semiconductor Corp.	15,300	365
* Fiserv, Inc.	8,025	364
* Sun Microsystems, Inc.	85,000	353
* LAM Research Corp.	7,400	345
CA, Inc.	16,630	342
* NCR Corp.	8,936	327
Maxim Integrated Products, Inc.	10,100	324
* Autodesk, Inc.	9,400	324
* Lucent Technologies, Inc.	130,300	315
Amphenol Corp.	5,600	313
KLA-Tencor Corp.	7,500	312
* Agilent Technologies, Inc.	9,844	311
* Tellabs, Inc.	22,600	301
Microchip Technology, Inc.	8,800	295
* NVIDIA Corp.	13,800	294
Molex, Inc.	8,466	284
* DST Systems, Inc.	4,700	280
* Computer Sciences Corp.	5,700	276
Linear Technology Corp.	8,200	275
* Affiliated Computer Services, Inc. Class A	5,300	274
* Iron Mountain, Inc.	7,050	264
* Arrow Electronics, Inc.	8,100	261
Intersil Corp.	11,200	260
* Altera Corp.	14,800	260
Global Payments Inc.	5,200	252
* Lexmark International, Inc.	4,500	251
Tektronix, Inc.	8,300	244
* BMC Software, Inc.	10,100	241
* Mettler-Toledo International Inc.	3,900	236
Jabil Circuit, Inc.	9,100	233
* Comverse Technology, Inc.	11,667	231
* Ingram Micro, Inc. Class A	12,100	219
* Cadence Design Systems, Inc.	12,400	213
Fair Isaac, Inc.	5,800	211
CDW Corp.	3,600	197
Fidelity National Information Services, Inc.	5,500	195
* Compuware Corp.	26,600	178

6

Tax-Managed Balanced Fund

		Market
		Value•
	Shares	($000)
* Avnet, Inc.	8,500	170
AVX Corp.	10,700	169
Symbol Technologies, Inc.	15,000	162
* Ceridian Corp.	6,400	156
Total System Services, Inc.	6,900	133
Xilinx, Inc.	5,700	129
* Avaya Inc.	11,300	129
* LSI Logic Corp.	14,400	129
* Freescale Semiconductor, Inc. Class B	4,373	129
* Teradyne, Inc.	8,000	111
* Solectron Corp.	31,800	109
Reynolds & Reynolds Class A	3,300	101
* Western Digital Corp.	4,800	95
* ADC Telecommunications, Inc.	5,528	93
* Synopsys, Inc.	4,800	90
Harris Corp.	2,100	87
* BEA Systems, Inc.	6,100	80
* Convergys Corp.	3,100	60
Sabre Holdings Corp.	2,540	56
* Tech Data Corp.	1,400	54
* Micron Technology, Inc.	2,600	39
* Novellus Systems, Inc.	1,000	25
* Sanmina-SCI Corp.	4,908	23
* Juniper Networks, Inc.	300	5
* Unisys Corp.	200	1
		48,554
Materials (1.4%)
E.I. du Pont de Nemours & Co.	16,900	703
Newmont Mining Corp. (Holding Co.)	12,889	682
Praxair, Inc.	11,000	594
Nucor Corp.	10,600	575
Phelps Dodge Corp.	6,800	559
Dow Chemical Co.	13,700	535
Monsanto Co.	5,854	493
Alcoa Inc.	14,588	472
United States Steel Corp.	5,500	386
Allegheny Technologies Inc.	5,100	353
Freeport-McMoRan Copper & Gold, Inc. Class B	6,300	349
Ecolab, Inc.	7,900	321
Sigma-Aldrich Corp.	4,100	298
Airgas, Inc.	7,000	261
Cytec Industries, Inc.	4,600	247
Martin Marietta Materials, Inc.	2,700	246
* Pactiv Corp.	9,900	245
Sealed Air Corp.	4,600	240
Scotts Miracle-Gro Co.	5,400	229
Lyondell Chemical Co.	10,000	227
Celanese Corp. Series A	9,900	202
* Owens-Illinois, Inc.	9,800	164
Packaging Corp. of America	7,300	161
* Smurfit-Stone Container Corp.	10,688	117
Vulcan Materials Co.	300	23
Ashland, Inc.	300	20
Ball Corp.	500	18

Florida Rock Industries, Inc.	300	15
Albemarle Corp.	300	14
		8,749
Telecommunication Services (1.4%)
AT&T Inc.	73,544	2,051
Verizon Communications Inc.	54,400	1,822
Sprint Nextel Corp.	71,177	1,423
BellSouth Corp.	29,300	1,061
* Qwest Communications International Inc.	56,200	455
* Crown Castle International Corp.	10,500	363
* Embarq Corp.	7,458	306
CenturyTel, Inc.	7,975	296
* U.S. Cellular Corp.	3,700	224
Alltel Corp.	3,230	206
* SBA Communications Corp.	6,600	173
Telephone & Data Systems, Inc.	3,000	124
Telephone & Data Systems, Inc. Special Common Shares	3,000	117
Citizens Communications Co.	937	12
PanAmSat Holding Corp.	440	11
		8,644
Utilities (1.2%)
PG&E Corp.	12,900	507
* AES Corp.	25,200	465
Edison International	11,600	452
Exelon Corp.	7,800	443
* Mirant Corp.	14,300	383
Duke Energy Corp.	12,992	382
Questar Corp.	4,400	354
* NRG Energy, Inc.	6,700	323
Wisconsin Energy Corp.	7,600	306
MDU Resources Group, Inc.	8,300	304
* Allegheny Energy, Inc.	7,911	293
Energen Corp.	7,300	280
TXU Corp.	4,400	263
Aqua America, Inc.	11,100	253
CenterPoint Energy Inc.	20,000	250
* Reliant Energy, Inc.	20,800	249
Equitable Resources, Inc.	7,000	234
Southern Union Co.	8,400	227
NSTAR	7,900	226
* CMS Energy Corp.	16,901	219
Southern Co.	6,600	212
* Dynegy, Inc.	38,400	210
* Sierra Pacific Resources	14,317	200
Dominion Resources, Inc.	2,590	194
Northeast Utilities	8,900	184
SCANA Corp.	1,400	54
FirstEnergy Corp.	700	38
NiSource, Inc.	1,077	24
		7,529
Total Common Stocks
(Cost $179,354)		295,218

7

Tax-Managed Balanced Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Municipal Bonds (51.7%)
Alaska (0.3%)
Matanuska-Susitna
Borough AK GO
5.500%, 3/1/12 (3)	1,695	1,801

Arizona (1.7%)
Arizona Transp. Board
Highway Rev.
5.250%, 7/1/12 (Prere.)	1,965	2,095
5.250%, 7/1/17	2,215	2,336
Phoenix AZ Civic Improvement
Corp. Water System Rev.
5.500%, 7/1/15 (3)	5,525	5,925
		10,356
California (2.7%)
California GO
6.000%, 2/1/16	2,000	2,246
California Health Fac.
Finance Auth. Rev.
(Catholic Healthcare West)
6.250%, 7/1/06 (1) (ETM)	85	85
6.250%, 7/1/06 (1)	310	310
California Public Works Board
Lease Rev. (Dept. of Corrections)
5.000%, 9/1/11 (2)	1,535	1,582
California State Dept. of Water
Resources Power Supply Rev.
5.500%, 5/1/14 (2)	4,065	4,398
5.500%, 5/1/15 (2)	3,000	3,253
California State Econ.
Recovery Bonds
5.000%, 7/1/15	2,100	2,220
Central Coast California
Water Auth. Rev.
6.000%, 10/1/08 (2)	1,000	1,025
Los Angeles CA USD GO
6.000%, 7/1/08 (3)	1,000	1,043
South Orange County CA
Public Finance Auth. Rev.
7.000%, 9/1/06 (1)	875	880
		17,042
Colorado (2.0%)
Colorado Dept. of Transp. Rev.
5.250%, 12/15/13 (2) (Prere.)	3,750	4,031
Colorado Springs CO Util.
System Rev.
5.375%, 11/15/13	2,775	2,943
Univ. of Colorado Enterprise
System Rev.
5.000%, 6/1/23 (3)	5,025	5,189
		12,163

Delaware (0.2%)
Univ. of Delaware Rev. VRDO
3.930%, 7/3/06	1,200	1,200

District of Columbia (0.8%)
District of Columbia GO
5.400%, 6/1/07 (2) (Prere.)	455	470
5.500%, 6/1/07 (4)	1,490	1,513
District of Columbia Univ. Rev.
(George Washington Univ.)
6.000%, 9/15/11 (1)	3,000	3,206
		5,189
Florida (0.8%)
Florida Turnpike Auth. Rev.
5.250%, 7/1/09 (3)	485	502
5.250%, 7/1/10 (3)	825	853
Miami-Dade County FL
Water & Sewer Rev. VRDO
3.970%, 7/10/06 (4)	1,300	1,300
Orlando & Orange County FL
Expressway Auth. VRDO
3.960%, 7/10/06 (4)	100	100
Sunshine State Florida Govt.
Financing Comm. Rev. VRDO
3.950%, 7/10/06 (2)	1,400	1,400
Tampa FL Health System Rev.
(Catholic Healthcare East)
5.000%, 11/15/09 (1)	1,000	1,030
		5,185
Georgia (2.1%)
Atlanta GA Airport Fac. Rev.
5.750%, 1/1/13 (3)	3,370	3,569
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO
4.020%, 7/3/06 (2)	1,600	1,600
Georgia GO
5.500%, 7/1/14	4,000	4,390
Georgia Muni. Electric Power
Auth. Rev.
6.250%, 1/1/12 (1)	3,000	3,326
		12,885
Hawaii (0.8%)
Hawaii GO
5.875%, 10/1/10 (1) (Prere.)	1,870	2,010
5.000%, 10/1/24 (1)	3,000	3,083
		5,093
Illinois (1.4%)
Chicago IL (City Colleges
Improvement) GO
0.000%, 1/1/12 (3)	2,380	1,891
Illinois GO
5.250%, 8/1/12 (1)	3,700	3,932

8

Tax-Managed Balanced Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Illinois Sales Tax Rev.
0.000%, 12/15/16 (2)	5,000	3,098
		8,921
Indiana (0.8%)
Indiana Muni. Power
Agency Rev.
5.250%, 1/1/15 (1)	4,440	4,698

Louisiana (0.5%)
Louisiana GO
5.500%, 5/15/15 (3)	2,665	2,800

Maryland (1.5%)
Baltimore MD Consolidated
Public Improvement GO
5.000%, 10/15/17 (2)	2,240	2,355
5.000%, 10/15/18 (2)	2,365	2,479
5.000%, 10/15/19 (2)	2,185	2,284
Maryland GO
5.500%, 8/1/08	2,250	2,328
		9,446
Massachusetts (4.1%)
Chelsea MA GO
5.500%, 6/15/11 (2)	740	768
5.500%, 6/15/12 (2)	735	762
Massachusetts Bay
Transp. Auth. Rev.
5.125%, 3/1/09 (Prere.)	1,695	1,762
5.000%, 7/1/22	5,000	5,260
5.500%, 7/1/25 (1)	2,045	2,277
5.500%, 7/1/26 (1)	3,500	3,899
Massachusetts GO
5.500%, 11/1/13 (3)	2,000	2,169
Massachusetts Health & Educ.
Fac. Auth. Rev. (Caritas
Christi Obligated Group)
6.500%, 7/1/12	1,880	2,061
Massachusetts Health &
Educ. Fac. Auth. Rev.
(Northeastern Univ.)
5.000%, 10/1/17 (1)	1,000	1,025
Massachusetts Water Pollution
Abatement Trust
6.000%, 8/1/09 (Prere.)	415	444
6.000%, 8/1/10	1,365	1,458
Massachusetts Water
Resources Auth. Rev.
5.250%, 8/1/17 (4)	3,000	3,242
		25,127
Michigan (3.2%)
Detroit MI City School Dist. GO
5.000%, 5/1/11 (3)	3,510	3,661
Mason MI Public School Dist.
(School Building & Site) GO
5.250%, 5/1/17 (4)	1,850	1,967

Michigan Building Auth. Rev.
5.300%, 10/1/07 (2) (Prere.)	1,250	1,297
5.125%, 10/15/08 (Prere.)	3,015	3,098
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)
5.875%, 10/1/10 (Prere.)	2,110	2,285
Univ. of Michigan Hosp.
Rev. VRDO
3.950%, 7/3/06	6,900	6,900
3.960%, 7/10/06	900	900
		20,108
Mississippi (0.8%)
Mississippi GO
5.500%, 12/1/18	2,750	3,018
5.500%, 12/1/19	2,000	2,200
		5,218
Missouri (1.9%)
Curators of the Univ. of
Missouri System Fac. Rev.
5.000%, 11/1/26	4,410	4,546
Missouri Health & Educ. Fac.
Auth. (Washington Univ.)
6.000%, 3/1/10 (Prere.)	4,000	4,308
Missouri Health & Educ. Fac.
Auth. Health Fac. Rev. (St. Luke’s
Episcopal–Presbyterian Hosp.)
5.500%, 12/1/15 (4)	2,965	3,135
		11,989
Nebraska (0.1%)
Nebraska Public Power Dist. Rev.
5.250%, 1/1/08 (1) (Prere.)	100	103
5.250%, 1/1/08 (1) (Prere.)	40	41
5.250%, 1/1/08 (1) (Prere.)	135	139
5.250%, 1/1/10 (1)	25	26
5.250%, 1/1/11 (1)	50	51
		360
New Jersey (3.4%)
New Jersey GO
5.000%, 7/15/09	3,000	3,094
New Jersey Transp. Corp. COP
5.500%, 9/15/11 (2)	3,000	3,197
New Jersey Transp. Trust
Fund Auth. Rev.
6.000%, 6/15/07 (Prere.)	250	260
5.000%, 6/15/08 (Prere.)	1,555	1,590
6.000%, 12/15/11 (1) (Prere.)	330	363
6.000%, 12/15/11 (1) (Prere.)	1,440	1,582
6.000%, 12/15/11 (1) (Prere.)	625	687
5.500%, 12/15/20 (3)	4,000	4,413
New Jersey Turnpike Auth. Rev.
5.500%, 1/1/25 (2)	5,000	5,577
		20,763
New York (4.4%)
Erie County NY GO
6.125%, 1/15/11 (3)	610	664

9

Tax-Managed Balanced Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Hempstead NY GO
5.625%, 2/1/11 (3)	685	700
Huntington NY GO
6.700%, 2/1/10 (3)	375	409
Long Island NY Power Auth.
Electric System Rev.
5.500%, 12/1/09 (2)	2,000	2,102
5.500%, 12/1/11 (2)	3,000	3,216
5.500%, 12/1/12 (4) (ETM)	2,000	2,170
Metro. New York Transp. Auth.
Rev. (Commuter Fac.)
6.000%, 7/1/06 (1) (ETM)	1,000	1,000
Metro. New York Transp. Auth.
Rev. (Dedicated Petroleum Tax)
6.125%, 4/1/10 (3) (Prere.)	2,110	2,275
New York City NY Transitional
Finance Auth. Rev.
5.875%, 5/1/10 (Prere.)	3,305	3,569
5.375%, 2/1/13	2,000	2,138
New York City NY Transitional
Finance Auth. Rev. VRDO
3.950%, 7/3/06	1,900	1,900
New York State Dormitory Auth.
Rev. (State Univ.)
5.375%, 5/15/07 (2)	400	406
New York State Dormitory Auth.
Rev. (Vassar Brothers Hosp.)
5.100%, 7/1/10 (4)	1,500	1,552
New York State Thruway Auth.
Rev. (Service Contract)
5.500%, 4/1/14	4,000	4,270
Suffolk County NY GO
5.000%, 4/1/07 (3)	1,120	1,130
		27,501
North Carolina (0.7%)
North Carolina Eastern Muni.
Power Agency Rev.
5.125%, 1/1/14	2,400	2,489
North Carolina GO
5.000%, 3/1/20	2,000	2,084
		4,573
Ohio (4.1%)
Butler County OH Transp.
Improvement Dist. Rev.
6.000%, 4/1/08 (4) (Prere.)	2,250	2,374
Hamilton County OH Hosp.
Fac. Rev. (Health Alliance of
Greater Cincinnati) VRDO
3.950%, 7/10/06 (1)	2,182	2,182
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)
5.625%, 9/1/13 (1)	1,775	1,838
Ohio GO
5.500%, 2/1/19	2,000	2,217
Ohio Higher Educ. GO
5.000%, 2/1/25	1,160	1,194

Ohio State Conservation
Projects GO
5.000%, 3/1/17	3,885	4,057
Ohio Water Dev. Auth. PCR
5.000%, 6/1/17	5,000	5,247
6.000%, 12/1/08 (2)	35	35
Univ. of Akron OH General
Receipts Rev. VRDO
3.970%, 7/10/06 (3)	2,700	2,700
Univ. of Toledo OH General
Receipts VRDO
4.040%, 7/3/06 (3)	3,255	3,255
		25,099
Oklahoma (0.5%)
Oklahoma State Capitol
Improvement Auth. Fac. Rev.
5.000%, 7/1/25 (2)	3,000	3,092

Oregon (0.4%)
Oregon State Dept.
Administrative Services
5.750%, 4/1/09 (4) (Prere.)	2,400	2,536

Pennsylvania (1.9%)
Northampton County PA
Higher Educ. Auth. Rev.
(Lehigh Univ.) VRDO
3.980%, 7/10/06	1,000	1,000
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.
5.250%, 12/1/09 (2)	195	203
5.250%, 12/1/09 (2) (ETM)	420	437
5.250%, 12/1/11 (2) (ETM)	310	322
5.250%, 12/1/11 (2)	145	150
Philadelphia PA Airport
Parking Auth.
5.750%, 9/1/08 (2)	1,150	1,193
Philadelphia PA Hosp. & Higher
Educ. Fac. Auth. Rev. (Children’s
Hosp. of Philadelphia) VRDO
4.000%, 7/3/06 (1)	2,600	2,600
Philadelphia PA Water &
Waste Water Rev.
6.250%, 8/1/09 (1)	1,000	1,067
Southcentral Pennsylvania
General Auth. Rev.
(Wellspan Health) VRDO
3.950%, 7/10/06 (2)	4,700	4,700
		11,672
Puerto Rico (1.0%)
Puerto Rico Public Buildings
Auth. Govt. Fac. Rev.
5.250%, 7/1/14 (3)	2,425	2,607
Puerto Rico Public Finance Corp.
6.000%, 8/1/26 (4)	3,000	3,538
		6,145

10

Tax-Managed Balanced Fund

	Face	Market
	Amount	Value•
	($000)	($000)
South Carolina (2.1%)
Charleston SC Educ. Excellence
Financing Corp. Rev.
5.250%, 12/1/26	2,610	2,702
Piedmont SC Muni. Power
Agency Rev.
0.000%, 1/1/24 (3)	4,000	1,677
South Carolina GO
5.000%, 7/1/08	2,250	2,302
South Carolina Transp.
Infrastructure Rev.
5.250%, 10/1/13 (2)	5,700	6,096
		12,777
South Dakota (0.2%)
South Dakota Building
Auth. Lease Rev.
5.250%, 12/1/10 (2)	1,000	1,025

Tennessee (0.7%)
Memphis TN Electric
System Rev.
5.000%, 12/1/10 (1)	2,300	2,396
Metro. Govt. of Nashville &
Davidson County TN
Water & Sewer Rev.
6.500%, 1/1/09 (3)	2,000	2,121
		4,517
Texas (4.4%)
Austin TX Water & Wastewater
System Rev.
5.750%, 5/15/10 (1) (Prere.)	2,200	2,342
Brazos River TX Harbor
Navigation Dist. Brazoria
County Environmental (Dow
Chemical Co. Project) PUT
5.200%, 5/15/08	800	813
Carrollton TX Independent
School Dist. GO
6.000%, 2/15/09 (Prere.)	2,925	3,077
Dallas TX Civic Center Refunding
& Improvement Rev.
4.600%, 8/15/09 (1)	110	112
4.700%, 8/15/10 (1)	815	834
Harris County TX Health Fac.
Dev. Corp. Rev. (Texas
Medical Center) VRDO
4.030%, 7/3/06 (1)	3,400	3,400
Houston TX Water &
Sewer System Rev.
0.000%, 12/1/08 (2)	2,750	2,494
Lubbock TX Health Fac. Dev.
Corp. Rev. (St. Joseph’s
Health System)
5.000%, 7/1/08 (4)	1,645	1,677

San Antonio TX Electric &
Gas Rev.
5.125%, 2/1/09	1,000	1,029
San Antonio TX Muni.
Drain Util. System Rev.
5.250%, 2/1/27 (1)	3,635	3,806
San Antonio TX Water Rev.
6.500%, 5/15/10 (1) (ETM)	75	80
Texas Muni. Power Agency Rev.
0.000%, 9/1/10 (2) (ETM)	160	135
Texas Water Dev. Board
Rev. VRDO
3.960%, 7/3/06	2,370	2,370
Univ. of Texas Permanent
Univ. Fund Rev.
5.250%, 8/15/18	4,900	5,278
		27,447
Utah (0.7%)
Salt Lake County UT Building
Auth. Lease Rev.
5.500%, 10/1/09 (Prere.)	4,340	4,550

Virginia (0.7%)
Fairfax County VA IDA Hosp.
Rev. Bonds (Inova Health
System Hosp. Project) VRDO
3.930%, 7/10/06	4,300	4,300

Washington (0.3%)
King County WA Library
System GO
6.050%, 12/1/06 (Prere.)	1,000	1,010
Washington GO
6.000%, 6/1/12	1,000	1,099
		2,109
Wisconsin (0.5%)
Wisconsin GO
5.750%, 5/1/11 (Prere.)	1,355	1,461
5.750%, 5/1/11 (Prere.)	1,340	1,445
		2,906
Total Municipal Bonds
(Cost $320,152)		320,593

11

Tax-Managed Balanced Fund

Market
Value•
($000)
Total Investments (99.4%)
(Cost $499,506)	615,811
Other Assets and Liabilities (0.6%)
Other Assets—Note B	6,086
Liabilities	(2,478)
3,608
Net Assets (100%)
Applicable to 32,873,364 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	619,419
Net Asset Value Per Share	$18.84

At June 30, 2006, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	532,948	$16.21
Overdistributed Net
Investment Income	(229)	(.01)
Accumulated Net
Realized Losses	(29,605)	(.90)
Unrealized Appreciation	116,305	3.54
Net Assets	619,419	$18.84

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

12

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

13

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.2%)
Time Warner, Inc.	1,027,320	17,773
Home Depot, Inc.	495,906	17,748
* Comcast Corp. Class A	503,795	16,494
The Walt Disney Co.	526,612	15,798
Lowe’s Cos., Inc.	185,994	11,284
News Corp., Class A	566,957	10,874
Target Corp.	207,036	10,118
McDonald’s Corp.	298,805	10,040
* Starbucks Corp.	184,158	6,954
* Viacom Inc. Class B	171,128	6,133
Best Buy Co., Inc.	96,618	5,299
CBS Corp.	183,128	4,954
Federated Department Stores, Inc.	132,554	4,851
* Kohl’s Corp.	81,671	4,828
Carnival Corp.	104,067	4,344
The McGraw-Hill Cos., Inc.	85,879	4,314
Staples, Inc.	174,440	4,242
General Motors Corp.	135,516	4,037
Johnson Controls, Inc.	46,709	3,840
J.C. Penney Co., Inc. (Holding Co.)	56,275	3,799
Clear Channel Communications, Inc.	120,468	3,728
NIKE, Inc. Class B	45,286	3,668
Omnicom Group Inc.	40,961	3,649
* Sears Holdings Corp.	23,231	3,597
Harley-Davidson, Inc.	64,527	3,542
Yum! Brands, Inc.	65,330	3,284
Gannett Co., Inc.	57,025	3,189
Harrah’s Entertainment, Inc.	44,307	3,154
Starwood Hotels & Resorts Worldwide, Inc.	52,108	3,144
Ford Motor Co.	449,194	3,113
International Game Technology	81,378	3,087
Marriott International, Inc. Class A	78,328	2,986
* Amazon.com, Inc.	74,221	2,871
* Coach, Inc.	92,309	2,760
* Office Depot, Inc.	69,097	2,626
TJX Cos., Inc.	109,568	2,505
Fortune Brands, Inc.	35,143	2,495
The Gap, Inc.	131,610	2,290
* Bed Bath & Beyond, Inc.	67,714	2,246
Hilton Hotels Corp.	79,044	2,235
Limited Brands, Inc.	82,068	2,100
Nordstrom, Inc.	51,536	1,881
H & R Block, Inc.	78,698	1,878
* Univision Communications Inc.	53,637	1,797
* Apollo Group, Inc. Class A	33,677	1,740
Genuine Parts Co.	41,618	1,734
Newell Rubbermaid, Inc.	66,309	1,713
Tribune Co.	52,555	1,704
Eastman Kodak Co.	69,016	1,641
Wendy’s International, Inc.	28,011	1,633

D. R. Horton, Inc.	65,215	1,553
Whirlpool Corp.	18,692	1,545
Mattel, Inc.	93,085	1,537
Black & Decker Corp.	18,186	1,536
Lennar Corp. Class A	33,469	1,485
Pulte Homes, Inc.	51,024	1,469
Centex Corp.	29,106	1,464
VF Corp.	21,002	1,426
Harman International Industries, Inc.	16,081	1,373
Sherwin-Williams Co.	26,734	1,269
Darden Restaurants Inc.	30,911	1,218
* AutoZone Inc.	12,782	1,127
Tiffany & Co.	33,683	1,112
Leggett & Platt, Inc.	43,881	1,096
Dollar General Corp.	75,043	1,049
Circuit City Stores, Inc.	36,800	1,002
Liz Claiborne, Inc.	25,138	932
Family Dollar Stores, Inc.	37,376	913
E.W. Scripps Co. Class A	20,561	887
Jones Apparel Group, Inc.	27,540	875
* Interpublic Group of Cos., Inc.	104,681	874
New York Times Co. Class A	34,702	852
KB Home	18,022	826
The Stanley Works	16,866	796
* AutoNation, Inc.	35,749	766
Brunswick Corp.	22,566	750
Hasbro, Inc.	41,205	746
OfficeMax, Inc.	17,230	702
Snap-On Inc.	14,067	569
Meredith Corp.	10,156	503
Dow Jones & Co., Inc.	14,200	497
Dillard’s Inc.	15,006	478
* Big Lots Inc.	27,852	476
* The Goodyear Tire & Rubber Co.	42,416	471
RadioShack Corp.	32,256	452
Cooper Tire & Rubber Co.	15,185	169
The McClatchy Co. Class A	2,966	119
* Comcast Corp. Special Class A	3,155	103
* Viacom Inc. Class A	1,900	68
CBS Corp. Class A	1,900	51
News Corp., Class B	200	4
		280,854
Consumer Staples (9.6%)
The Procter & Gamble Co.	786,974	43,756
Altria Group, Inc.	500,775	36,772
Wal-Mart Stores, Inc.	599,815	28,893
PepsiCo, Inc.	396,434	23,802
The Coca-Cola Co.	491,717	21,154
Walgreen Co.	242,194	10,860
Anheuser-Busch Cos., Inc.	185,317	8,449
Colgate-Palmolive Co.	123,548	7,401
Kimberly-Clark Corp.	110,202	6,799
Archer-Daniels-Midland Co.	157,014	6,482
Costco Wholesale Corp.	113,002	6,456
CVS Corp.	196,435	6,031

14

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
Sysco Corp.	148,155	4,528
General Mills, Inc.	85,254	4,404
The Kroger Co.	173,847	3,800
Avon Products, Inc.	107,921	3,346
H.J. Heinz Co.	80,323	3,311
Sara Lee Corp.	182,258	2,920
Kellogg Co.	58,376	2,827
Safeway, Inc.	107,975	2,807
ConAgra Foods, Inc.	124,557	2,754
Reynolds American Inc.	20,500	2,364
The Hershey Co.	42,635	2,348
The Clorox Co.	36,058	2,198
Whole Foods Market, Inc.	33,656	2,176
Wm. Wrigley Jr. Co.	42,494	1,928
UST, Inc.	38,681	1,748
Campbell Soup Co.	44,522	1,652
SuperValu Inc.	48,846	1,500
Coca-Cola Enterprises, Inc.	72,910	1,485
Brown-Forman Corp. Class B	20,004	1,429
* Dean Foods Co.	32,400	1,205
* Constellation Brands, Inc. Class A	47,775	1,194
Estee Lauder Cos. Class A	28,536	1,103
McCormick & Co., Inc.	31,940	1,072
The Pepsi Bottling Group, Inc.	32,397	1,042
Molson Coors Brewing Co.Class B	13,807	937
Tyson Foods, Inc.	60,369	897
Alberto-Culver Co. Class B	18,179	886
Wm. Wrigley Jr. Co. Class B	10,623	481
		265,197
Energy (10.2%)
ExxonMobil Corp.	1,451,011	89,020
Chevron Corp.	531,768	33,002
ConocoPhillips Co.	395,827	25,939
Schlumberger Ltd.	283,082	18,431
Occidental Petroleum Corp.	102,740	10,536
Valero Energy Corp.	147,660	9,822
Halliburton Co.	123,914	9,196
Marathon Oil Corp.	86,839	7,234
Baker Hughes, Inc.	81,710	6,688
Devon Energy Corp.	105,506	6,374
* Transocean Inc.	77,939	6,260
Apache Corp.	79,170	5,403
Anadarko Petroleum Corp.	110,086	5,250
* Weatherford International Ltd.	83,536	4,145
EOG Resources, Inc.	58,161	4,033
XTO Energy, Inc.	87,451	3,871
Kerr-McGee Corp.	54,460	3,777
Williams Cos., Inc.	142,535	3,330
Hess Corp.	57,751	3,052
Chesapeake Energy Corp.	98,622	2,983
BJ Services Co.	76,960	2,868
* National Oilwell Varco Inc.	41,922	2,654
* Nabors Industries, Inc.	74,302	2,511
El Paso Corp.	166,820	2,502

Kinder Morgan, Inc.	24,900	2,487
Noble Corp.	32,924	2,450
Murphy Oil Corp.	39,739	2,220
Sunoco, Inc.	31,788	2,203
CONSOL Energy, Inc.	36,245	1,693
Rowan Cos., Inc.	26,486	943
		280,877
Financials (21.4%)
Citigroup, Inc.	1,192,184	57,511
Bank of America Corp.	1,094,410	52,641
American International Group, Inc.	622,904	36,782
JPMorgan Chase & Co.	833,512	35,007
Wells Fargo & Co.	403,043	27,036
Wachovia Corp.	385,912	20,870
Morgan Stanley	257,014	16,246
American Express Co.	296,072	15,757
The Goldman Sachs Group, Inc.	103,636	15,590
Merrill Lynch & Co., Inc.	221,579	15,413
U.S. Bancorp	427,076	13,188
Fannie Mae	232,225	11,170
Washington Mutual, Inc.	230,384	10,501
Freddie Mac	165,782	9,451
MetLife, Inc.	181,996	9,320
Prudential Financial, Inc.	118,068	9,174
Lehman Brothers Holdings, Inc.	128,496	8,371
The Allstate Corp.	152,382	8,340
The St. Paul Travelers Cos. Inc.	167,046	7,447
SunTrust Banks, Inc.	87,223	6,652
Capital One Financial Corp.	72,609	6,204
The Hartford Financial Services Group Inc.	72,669	6,148
The Bank of New York Co., Inc.	185,260	5,965
Countrywide Financial Corp.	145,559	5,543
AFLAC Inc.	119,449	5,536
BB&T Corp.	132,007	5,490
SLM Corp.	98,604	5,218
PNC Financial Services Group	70,943	4,978
The Chubb Corp.	99,417	4,961
Fifth Third Bancorp	133,339	4,927
Progressive Corp. of Ohio	187,416	4,818
National City Corp.	130,025	4,706
State Street Corp.	79,860	4,639
Golden West Financial Corp.	61,408	4,556
Bear Stearns Co., Inc.	28,901	4,048
Charles Schwab Corp.	247,214	3,950
ACE Ltd.	77,955	3,944
Lincoln National Corp.	68,840	3,885
The Principal Financial Group, Inc.	66,317	3,691
Simon Property Group, Inc. REIT	43,976	3,647

15

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
Regions Financial Corp.	109,279	3,619
Marsh & McLennan Cos., Inc.	131,630	3,540
KeyCorp	96,922	3,458
Loews Corp.	97,400	3,453
Mellon Financial Corp.	99,212	3,416
North Fork Bancorp, Inc.	111,687	3,370
Franklin Resources Corp.	36,865	3,200
Equity Office Properties Trust REIT	87,615	3,199
Moody’s Corp.	58,560	3,189
Legg Mason Inc.	31,667	3,151
Equity Residential REIT	69,960	3,129
ProLogis REIT	58,753	3,062
Genworth Financial Inc.	87,286	3,041
Vornado Realty Trust REIT	28,466	2,777
Aon Corp.	76,294	2,657
XL Capital Ltd. Class A	43,220	2,649
Ameriprise Financial, Inc.	58,442	2,611
Archstone-Smith Trust REIT	51,127	2,601
CIT Group Inc.	47,882	2,504
Marshall & Ilsley Corp.	53,955	2,468
Northern Trust Corp.	44,448	2,458
T. Rowe Price Group Inc.	63,680	2,408
* E*TRADE Financial Corp.	102,201	2,332
M & T Bank Corp.	18,920	2,231
AmSouth Bancorp	82,789	2,190
Synovus Financial Corp.	77,372	2,072
Ambac Financial Group, Inc.	25,300	2,052
Comerica, Inc.	39,113	2,033
Zions Bancorp	25,429	1,982
Boston Properties, Inc. REIT	21,912	1,981
Cincinnati Financial Corp.	41,731	1,962
MBIA, Inc.	32,385	1,896
Kimco Realty Corp. REIT	50,655	1,848
Sovereign Bancorp, Inc.	89,951	1,827
Compass Bancshares Inc.	30,946	1,721
Safeco Corp.	28,520	1,607
Commerce Bancorp, Inc.	44,271	1,579
Plum Creek Timber Co. Inc. REIT	44,078	1,565
Public Storage, Inc. REIT	19,809	1,504
Torchmark Corp.	23,946	1,454
Huntington Bancshares Inc.	58,789	1,386
MGIC Investment Corp.	21,042	1,368
UnumProvident Corp.	71,720	1,300
First Horizon National Corp.	29,480	1,185
Apartment Investment & Management Co. Class A REIT	23,300	1,012
Janus Capital Group Inc.	50,825	910
Federated Investors, Inc.	20,200	636
		590,914
Health Care (12.3%)
Johnson & Johnson	710,397	42,567
Pfizer Inc.	1,757,322	41,244
Merck & Co., Inc.	523,627	19,076
* Amgen, Inc.	282,893	18,453

Abbott Laboratories	365,957	15,959
Eli Lilly & Co.	270,995	14,978
UnitedHealth Group Inc.	323,221	14,474
Wyeth	322,717	14,332
Medtronic, Inc.	289,426	13,580
Bristol-Myers Squibb Co.	471,464	12,192
* WellPoint Inc.	152,862	11,124
Schering-Plough Corp.	355,379	6,763
* Gilead Sciences, Inc.	109,230	6,462
Cardinal Health, Inc.	100,273	6,451
Baxter International, Inc.	157,108	5,775
Aetna Inc.	136,098	5,434
Caremark Rx, Inc.	106,171	5,295
* Boston Scientific Corp.	291,034	4,901
HCA Inc.	97,787	4,219
* Medco Health Solutions, Inc.	72,501	4,153
Allergan, Inc.	36,649	3,931
* Biogen Idec Inc.	82,475	3,821
* Genzyme Corp.	62,420	3,811
Becton, Dickinson & Co.	59,252	3,622
McKesson Corp.	72,905	3,447
* Zimmer Holdings, Inc.	59,428	3,371
* Forest Laboratories, Inc.	78,017	3,018
Stryker Corp.	70,100	2,952
CIGNA Corp.	28,770	2,834
* St. Jude Medical, Inc.	86,405	2,801
* Express Scripts Inc.	35,344	2,536
Quest Diagnostics, Inc.	39,054	2,340
* Fisher Scientific International Inc.	29,797	2,177
* Humana Inc.	39,559	2,124
* Coventry Health Care Inc.	38,480	2,114
AmerisourceBergen Corp.	50,144	2,102
* Laboratory Corp. of America Holdings	29,900	1,861
Biomet, Inc.	59,266	1,854
C.R. Bard, Inc.	24,814	1,818
* MedImmune Inc.	59,496	1,612
* Hospira, Inc.	37,394	1,606
Applera Corp.–Applied Biosystems Group	44,447	1,438
* Thermo Electron Corp.	39,269	1,423
IMS Health, Inc.	48,004	1,289
* Barr Pharmaceuticals Inc.	25,422	1,212
* Patterson Cos.	33,340	1,165
Health Management Associates Class A	57,957	1,142
* Waters Corp.	24,958	1,108
Mylan Laboratories, Inc.	50,419	1,008
* King Pharmaceuticals, Inc.	58,032	987
Manor Care, Inc.	19,094	896
* Millipore Corp.	12,774	805
* Tenet Healthcare Corp.	112,717	787
Bausch & Lomb, Inc.	12,962	636
PerkinElmer, Inc.	30,237	632
* Watson Pharmaceuticals, Inc.	24,577	572
		338,284

16

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
Industrials (11.7%)
General Electric Co.	2,494,348	82,214
United Parcel Service, Inc.	260,057	21,410
The Boeing Co.	191,723	15,704
United Technologies Corp.	242,425	15,375
3M Co.	180,898	14,611
Tyco International Ltd.	488,265	13,427
Caterpillar, Inc.	160,683	11,968
FedEx Corp.	73,197	8,554
Emerson Electric Co.	98,530	8,258
Honeywell International Inc.	198,614	8,004
Burlington Northern Santa Fe Corp.	87,486	6,933
General Dynamics Corp.	96,892	6,343
Lockheed Martin Corp.	84,914	6,092
Union Pacific Corp.	64,460	5,992
Norfolk Southern Corp.	99,324	5,286
Northrop Grumman Corp.	82,472	5,283
Raytheon Co.	106,855	4,763
Illinois Tool Works, Inc.	99,232	4,714
Deere & Co.	56,350	4,705
Waste Management, Inc.	130,830	4,694
Cendant Corp.	240,181	3,913
CSX Corp.	53,073	3,738
Danaher Corp.	56,500	3,634
Ingersoll-Rand Co.	78,841	3,373
PACCAR, Inc.	40,089	3,303
Rockwell Automation, Inc.	42,633	3,070
Textron, Inc.	31,304	2,886
Masco Corp.	95,019	2,816
Southwest Airlines Co.	169,667	2,777
Eaton Corp.	36,001	2,714
Dover Corp.	48,806	2,412
Rockwell Collins, Inc.	40,888	2,284
Parker Hannifin Corp.	28,847	2,239
L-3 Communications Holdings, Inc.	29,277	2,208
Pitney Bowes, Inc.	53,101	2,193
ITT Industries, Inc.	44,202	2,188
Cooper Industries, Inc. Class A	22,183	2,061
Fluor Corp.	21,054	1,957
American Standard Cos., Inc.	42,379	1,834
Robert Half International, Inc.	41,101	1,726
R.R. Donnelley & Sons Co.	51,908	1,658
Avery Dennison Corp.	26,244	1,524
W.W. Grainger, Inc.	18,383	1,383
Cummins Inc.	11,121	1,360
Cintas Corp.	33,102	1,316
* Monster Worldwide Inc.	30,782	1,313
Goodrich Corp.	29,748	1,199
Equifax, Inc.	31,087	1,068
Ryder System, Inc.	14,704	859
Pall Corp.	29,995	840
American Power Conversion Corp.	40,630	792
* Allied Waste Industries, Inc.	57,650	655

* Navistar International Corp.	15,056	371

* Raytheon Co. Warrants Exp. 6/16/11	2,287	29
		322,023
Information Technology (14.9%)
Microsoft Corp.	2,104,066	49,025
* Cisco Systems, Inc.	1,464,492	28,602
International Business Machines Corp.	371,784	28,560
Intel Corp.	1,395,455	26,444
Hewlett-Packard Co.	669,214	21,201
* Google Inc.	49,443	20,733
QUALCOMM Inc.	402,212	16,117
* Oracle Corp.	934,285	13,538
* Dell Inc.	545,098	13,306
Motorola, Inc.	592,109	11,931
* Apple Computer, Inc.	204,089	11,658
Texas Instruments, Inc.	373,552	11,315
* Yahoo! Inc.	300,600	9,920
* Corning, Inc.	373,683	9,039
First Data Corp.	183,722	8,275
* eBay Inc.	277,400	8,125
Automatic Data Processing, Inc.	138,281	6,271
* EMC Corp.	567,301	6,223
Applied Materials, Inc.	375,155	6,108
* Adobe Systems, Inc.	143,490	4,356
* Symantec Corp.	248,355	3,859
* Sun Microsystems, Inc.	837,531	3,476
* Broadcom Corp.	109,745	3,298
* Agilent Technologies, Inc.	101,947	3,217
* Network Appliance, Inc.	89,718	3,167
* Electronic Arts Inc.	73,355	3,157
Paychex, Inc.	80,075	3,121
* Xerox Corp.	219,786	3,057
Electronic Data Systems Corp.	124,248	2,989
* Advanced Micro Devices, Inc.	115,945	2,831
Analog Devices, Inc.	86,417	2,777
* Micron Technology, Inc.	173,609	2,615
* Lucent Technologies, Inc.	1,075,007	2,602
Maxim Integrated Products, Inc.	76,981	2,472
* Intuit, Inc.	40,872	2,468
Linear Technology Corp.	72,997	2,445
* SanDisk Corp.	46,885	2,390
* Freescale Semiconductor, Inc. Class B	79,300	2,331
CA, Inc.	109,535	2,251
* Computer Sciences Corp.	45,014	2,180
* Juniper Networks, Inc.	135,689	2,170
KLA-Tencor Corp.	47,859	1,989
National Semiconductor Corp.	80,780	1,927
* Autodesk, Inc.	55,433	1,910
* Fiserv, Inc.	41,991	1,905
Xilinx, Inc.	82,286	1,864
* NVIDIA Corp.	84,454	1,798

17

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
* Citrix Systems, Inc.	43,700	1,754
* NCR Corp.	43,779	1,604
* Altera Corp.	86,391	1,516
* Affiliated Computer Services, Inc. Class A	28,500	1,471
* Tellabs, Inc.	107,615	1,432
* Lexmark International, Inc.	25,308	1,413
* VeriSign, Inc.	58,931	1,365
* BMC Software, Inc.	50,985	1,219
Molex, Inc.	34,022	1,142
* Avaya Inc.	98,569	1,126
Jabil Circuit, Inc.	42,730	1,094
* JDS Uniphase Corp.	401,630	1,016
* Comverse Technology, Inc.	48,456	958
* LSI Logic Corp.	95,254	852
* Novellus Systems, Inc.	30,648	757
* Solectron Corp.	219,047	749
Sabre Holdings Corp.	31,595	695
* Ciena Corp.	139,358	670
* QLogic Corp.	38,880	670
* Convergys Corp.	34,000	663
* Teradyne, Inc.	47,500	662
Symbol Technologies, Inc.	60,824	656
* Compuware Corp.	91,676	614
Tektronix, Inc.	20,056	590
* Sanmina-SCI Corp.	127,620	587
* Novell, Inc.	81,081	538
* Freescale Semiconductor, Inc. Class A	17,800	516
* Unisys Corp.	82,147	516
* ADC Telecommunications, Inc.	28,257	476
* PMC Sierra Inc.	50,381	474
* Andrew Corp.	38,740	343
* Parametric Technology Corp.	26,700	339
* Gateway, Inc.	63,000	120
		409,610
Materials (3.0%)
E.I. du Pont de Nemours & Co.	221,031	9,195
Dow Chemical Co.	230,709	9,005
Alcoa Inc.	208,496	6,747
Newmont Mining Corp. (Holding Co.)	107,548	5,693
Monsanto Co.	64,806	5,456
Praxair, Inc.	77,384	4,179
Nucor Corp.	74,640	4,049
Phelps Dodge Corp.	48,856	4,014
International Paper Co.	118,163	3,817
Weyerhaeuser Co.	59,002	3,673
Air Products & Chemicals, Inc.	53,762	3,436
PPG Industries, Inc.	39,604	2,614
Freeport-McMoRan Copper & Gold, Inc. Class B	45,176	2,503
United States Steel Corp.	29,960	2,101
Vulcan Materials Co.	24,160	1,884
Ecolab, Inc.	43,660	1,772
Rohm & Haas Co.	34,857	1,747
Allegheny Technologies Inc.	20,800	1,440

MeadWestvaco Corp.	43,599	1,218
Sigma-Aldrich Corp.	16,160	1,174
Ashland, Inc.	17,127	1,142
Temple-Inland Inc.	26,476	1,135
Eastman Chemical Co.	19,562	1,056
Sealed Air Corp.	19,596	1,021
Ball Corp.	25,087	929
* Pactiv Corp.	33,777	836
Bemis Co., Inc.	25,050	767
International Flavors & Fragrances, Inc.	19,122	674
Louisiana-Pacific Corp.	25,600	561
* Hercules, Inc.	27,717	423
		84,261
Telecommunication Services (3.3%)
AT&T Inc.	932,700	26,013
Verizon Communications Inc.	699,841	23,438
BellSouth Corp.	433,700	15,700
Sprint Nextel Corp.	714,708	14,287
Alltel Corp.	93,383	5,961
* Qwest Communications International Inc.	374,999	3,034
* Embarq Corp.	35,785	1,467
CenturyTel, Inc.	27,853	1,035
Citizens Communications Co.	78,659	1,026
		91,961
Utilities (3.4%)
Exelon Corp.	160,407	9,116
Duke Energy Corp.	296,345	8,704
TXU Corp.	110,960	6,634
Dominion Resources, Inc.	83,258	6,227
Southern Co.	178,108	5,708
FirstEnergy Corp.	79,020	4,284
FPL Group, Inc.	96,895	4,010
Public Service Enterprise Group, Inc.	60,295	3,987
Entergy Corp.	49,800	3,523
PG&E Corp.	83,298	3,272
American Electric Power Co., Inc.	94,398	3,233
Edison International	78,079	3,045
PPL Corp.	91,119	2,943
* AES Corp.	157,935	2,914
Sempra Energy	62,002	2,820
Consolidated Edison Inc.	58,858	2,616
Progress Energy, Inc.	60,490	2,593
Ameren Corp.	49,261	2,488
Constellation Energy Group, Inc.	42,876	2,338
Xcel Energy, Inc.	97,274	1,866
DTE Energy Co.	42,779	1,743
KeySpan Corp.	41,997	1,697
* Allegheny Energy, Inc.	39,100	1,449
NiSource, Inc.	65,643	1,434
Pinnacle West Capital Corp.	23,940	955
CenterPoint Energy Inc.	74,607	933

18

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
TECO Energy, Inc.	50,210	750
* CMS Energy Corp.	52,981	686
* Dynegy, Inc.	87,889	481
NICOR Inc.	10,780	447
Peoples Energy Corp.	9,219	331
		93,227
Total Investments (100.0%)
(Cost $1,906,890)		2,757,208
Other Assets and Liabilities (0.0%)
Other Assets—Note B		4,595
Liabilities		(5,476)
		(881)
Net Assets (100%)		2,756,327

At June 30, 2006, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	2,359,104
Overdistributed Net
Investment Income	(1,101)
Accumulated Net
Realized Losses	(451,994)
Unrealized Appreciation	850,318
Net Assets	2,756,327

Investor Shares—Net Assets
Applicable to 26,994,880 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	746,726
Net Asset Value Per Share—
Investor Shares	$27.66

Admiral Shares—Net Assets
Applicable to 29,581,457 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,681,677
Net Asset Value Per Share—
Admiral Shares	$56.85

Institutional Shares—Net Assets
Applicable to 11,854,505 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	327,924
Net Asset Value Per Share—
Institutional Shares	$27.66

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

19

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.7%)
Time Warner, Inc.	1,151,647	19,923
The Walt Disney Co.	651,236	19,537
Home Depot, Inc.	480,000	17,179
News Corp., Class A	740,000	14,193
Lowe’s Cos., Inc.	232,400	14,100
* Comcast Corp. Class A	392,229	12,842
McDonald’s Corp.	379,700	12,758
Target Corp.	243,300	11,890
* Starbucks Corp.	265,252	10,016
Best Buy Co., Inc.	142,650	7,823
* Viacom Inc. Class B	214,484	7,687
Johnson Controls, Inc.	80,700	6,635
Harley-Davidson, Inc.	117,000	6,422
The McGraw-Hill Cos., Inc.	122,900	6,173
* Kohl’s Corp.	103,500	6,119
CBS Corp.	214,484	5,802
Yum! Brands, Inc.	114,780	5,770
Marriott International, Inc. Class A	150,400	5,733
Starwood Hotels & Resorts Worldwide, Inc.	88,624	5,348
Harrah’s Entertainment, Inc.	73,410	5,225
NIKE, Inc. Class B	63,600	5,152
Hilton Hotels Corp.	182,050	5,148
Federated Department Stores, Inc.	140,200	5,131
* Office Depot, Inc.	129,800	4,932
International Game Technology	129,600	4,917
* Coach, Inc.	156,900	4,691
Clear Channel Communications, Inc.	140,636	4,353
The Gap, Inc.	246,487	4,289
* DIRECTV Group, Inc.	257,302	4,246
* Bed Bath & Beyond, Inc.	118,717	3,938
Darden Restaurants Inc.	97,150	3,828
* Liberty Media-Interactive A	210,189	3,628
Black & Decker Corp.	42,400	3,581
* Liberty Media Capital A	42,037	3,521
Michaels Stores, Inc.	81,800	3,373
* CarMax, Inc.	95,079	3,372
Circuit City Stores, Inc.	122,500	3,334
* Amazon.com, Inc.	82,900	3,207
* MGM Mirage, Inc.	77,864	3,177
Centex Corp.	63,000	3,169
BorgWarner, Inc.	47,500	3,092
* Lamar Advertising Co. Class A	56,186	3,026
* Univision Communications Inc.	90,095	3,018
D. R. Horton, Inc.	126,366	3,010
* AutoZone Inc.	33,300	2,937
* O’Reilly Automotive, Inc.	93,848	2,927
Polo Ralph Lauren Corp.	53,300	2,926
Pulte Homes, Inc.	100,800	2,902
PETsMART, Inc.	112,200	2,872
NTL Inc.	113,240	2,820

* Sirius Satellite Radio, Inc.	591,100	2,808
Abercrombie & Fitch Co.	50,500	2,799
* AutoNation, Inc.	130,380	2,795
Mattel, Inc.	168,032	2,774
* Apollo Group, Inc. Class A	52,984	2,738
GTECH Holdings Corp.	78,200	2,720
* Chico’s FAS, Inc.	100,200	2,703
Liz Claiborne, Inc.	72,400	2,683
E.W. Scripps Co. Class A	62,170	2,682
Foot Locker, Inc.	103,900	2,545
Brinker International, Inc.	68,500	2,487
Jones Apparel Group, Inc.	77,600	2,467
* Mohawk Industries, Inc.	34,700	2,441
Lennar Corp. Class A	54,600	2,423
Williams-Sonoma, Inc.	69,100	2,353
Staples, Inc.	94,495	2,298
Harman International Industries, Inc.	26,800	2,288
Harte-Hanks, Inc.	88,400	2,267
John Wiley & Sons Class A	63,800	2,118
Barnes & Noble, Inc.	57,300	2,091
Cablevision Systems NY Group Class A	95,544	2,049
Saks Inc.	116,900	1,890
Brunswick Corp.	56,400	1,875
OSI Restaurant Partners, Inc.	53,950	1,867
* NVR, Inc.	3,780	1,857
Hasbro, Inc.	102,100	1,849
Weight Watchers International, Inc.	45,200	1,848
Dollar General Corp.	131,987	1,845
* Career Education Corp.	60,400	1,805
* The Cheesecake Factory Inc.	66,900	1,803
* Dollar Tree Stores, Inc.	67,734	1,795
Washington Post Co. Class B	2,260	1,763
Omnicom Group Inc.	19,600	1,746
International Speedway Corp.	36,764	1,705
* Liberty Global, Inc. Class A	77,762	1,672
* Toll Brothers, Inc.	64,600	1,652
Ryland Group, Inc.	37,500	1,634
Gentex Corp.	116,252	1,628
* Liberty Global, Inc. Series C	78,396	1,613
Hearst-Argyle Television Inc.	70,100	1,546
American Eagle Outfitters, Inc.	44,661	1,520
* XM Satellite Radio Holdings, Inc.	94,800	1,389
* R.H. Donnelley Corp.	24,975	1,350
* IAC/InterActiveCorp	49,030	1,299
* Discovery Holding Co. Class A	86,075	1,259
RadioShack Corp.	79,700	1,116
* TRW Automotive Holdings Corp.	40,300	1,099
* Sears Holdings Corp.	6,400	991
Nordstrom, Inc.	27,000	986
Dillard’s Inc.	29,600	943
Limited Brands, Inc.	36,609	937
* Timberland Co.	29,155	761

20

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
* Expedia, Inc.	49,030	734
ServiceMaster Co.	66,000	682
* Columbia Sportswear Co.	13,934	631
Lennar Corp. Class B	8,300	339
Borders Group, Inc.	17,061	315
* Comcast Corp. Special Class A	8,265	271
* Viacom Inc. Class A	6,844	246
CBS Corp. Class A	6,844	185
* Wynn Resorts Ltd.	2,000	147
		414,814
Consumer Staples (8.9%)
The Procter & Gamble Co.	925,777	51,473
Altria Group, Inc.	505,600	37,126
Wal-Mart Stores, Inc.	696,528	33,552
PepsiCo, Inc.	483,400	29,023
The Coca-Cola Co.	461,400	19,849
Walgreen Co.	307,300	13,779
Archer-Daniels-Midland Co.	237,873	9,819
Costco Wholesale Corp.	156,100	8,918
CVS Corp.	286,444	8,794
The Kroger Co.	277,400	6,064
Anheuser-Busch Cos., Inc.	120,600	5,498
Kimberly-Clark Corp.	87,496	5,399
Sysco Corp.	163,300	4,990
Colgate-Palmolive Co.	80,200	4,804
The Hershey Co.	84,900	4,675
Campbell Soup Co.	124,800	4,631
Safeway, Inc.	170,462	4,432
Whole Foods Market, Inc.	65,740	4,249
Wm. Wrigley Jr. Co.	87,700	3,978
The Clorox Co.	60,820	3,708
Coca-Cola Enterprises, Inc.	180,300	3,673
The Pepsi Bottling Group, Inc.	102,800	3,305
McCormick & Co., Inc.	96,400	3,234
Estee Lauder Cos. Class A	82,400	3,186
Tyson Foods, Inc.	213,645	3,175
* Constellation Brands, Inc. Class A	123,400	3,085
* Dean Foods Co.	82,100	3,053
Alberto-Culver Co. Class B	61,650	3,004
Brown-Forman Corp. Class B	41,800	2,987
Hormel Foods Corp.	79,000	2,934
Molson Coors Brewing Co. Class B	43,100	2,926
* Energizer Holdings, Inc.	49,128	2,877
Church & Dwight, Inc.	72,000	2,622
* Smithfield Foods, Inc.	89,300	2,575
Del Monte Foods Co.	221,700	2,490
PepsiAmericas, Inc.	99,900	2,209
* Rite Aid Corp.	417,400	1,770
General Mills, Inc.	22,200	1,147
Wm. Wrigley Jr. Co. Class B	20,325	921
Sara Lee Corp.	44,600	714
Kellogg Co.	5,400	262
ConAgra Foods, Inc.	11,200	248
Pilgrim’s Pride Corp.	9,105	235

* TreeHouse Foods Inc.	2,669	64
Reynolds American Inc.	53	6
		317,463
Energy (9.3%)
ExxonMobil Corp.	1,692,934	103,862
Chevron Corp.	541,838	33,626
ConocoPhillips Co.	392,330	25,709
Valero Energy Corp.	196,480	13,070
Baker Hughes, Inc.	122,380	10,017
Devon Energy Corp.	155,722	9,407
Anadarko Petroleum Corp.	171,416	8,175
Apache Corp.	115,462	7,880
Kerr-McGee Corp.	106,074	7,356
EOG Resources, Inc.	98,200	6,809
Occidental Petroleum Corp.	66,300	6,799
XTO Energy, Inc.	146,033	6,465
Peabody Energy Corp.	106,400	5,932
Hess Corp.	109,800	5,803
Williams Cos., Inc.	247,700	5,786
BJ Services Co.	147,100	5,481
Halliburton Co.	69,100	5,128
* National Oilwell Varco Inc.	77,023	4,877
Smith International, Inc.	106,800	4,749
Kinder Morgan, Inc.	47,200	4,715
Noble Energy, Inc.	87,600	4,105
ENSCO International, Inc.	86,500	3,981
* Newfield Exploration Co.	78,200	3,827
* Cameron International Corp.	78,100	3,731
* FMC Technologies Inc.	54,325	3,665
Pioneer Natural Resources Co.	78,800	3,657
* Grant Prideco, Inc.	78,800	3,526
* Pride International, Inc.	106,400	3,323
Range Resources Corp.	116,800	3,176
Patterson-UTI Energy, Inc.	108,000	3,057
Marathon Oil Corp.	36,400	3,032
Rowan Cos., Inc.	80,600	2,869
Arch Coal, Inc.	66,500	2,818
Pogo Producing Co.	53,800	2,480
Massey Energy Co.	26,800	965
St. Mary Land & Exploration Co.	23,700	954
Chesapeake Energy Corp.	25,200	762
Diamond Offshore Drilling, Inc.	5,800	487
Western Gas Resources, Inc.	5,500	329
Tesoro Petroleum Corp.	200	15
		332,405
Financials (20.6%)
Citigroup, Inc.	1,340,244	64,653
Bank of America Corp.	1,192,431	57,356
American International Group, Inc.	641,031	37,853
JPMorgan Chase & Co.	857,289	36,006
Wells Fargo & Co.	383,490	25,725
Wachovia Corp.	392,466	21,225
Merrill Lynch & Co., Inc.	276,800	19,254
The Goldman Sachs Group, Inc.	118,800	17,871

21

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
American Express Co.	332,800	17,712
Morgan Stanley	235,000	14,854
Fannie Mae	307,600	14,796
Prudential Financial, Inc.	163,700	12,719
Freddie Mac	215,700	12,297
U.S. Bancorp	392,700	12,127
Lehman Brothers Holdings, Inc.	181,138	11,801
Washington Mutual, Inc.	230,482	10,505
Capital One Financial Corp.	106,800	9,126
Countrywide Financial Corp.	215,998	8,225
AFLAC Inc.	173,700	8,051
MetLife, Inc.	148,200	7,589
Progressive Corp. of Ohio	293,200	7,538
Golden West Financial Corp.	100,400	7,450
SLM Corp.	140,700	7,446
The Chicago Mercantile Exchange	14,110	6,930
State Street Corp.	118,100	6,860
Charles Schwab Corp.	418,700	6,691
Loews Corp.	186,900	6,626
Bear Stearns Co., Inc.	47,000	6,584
The Principal Financial Group, Inc.	113,500	6,316
The St. Paul Travelers, Cos. Inc.	140,077	6,245
Franklin Resources Corp.	67,100	5,825
The Allstate Corp.	102,300	5,599
Moody’s Corp.	102,500	5,582
Host Marriott Corp. REIT	240,698	5,264
Legg Mason Inc.	51,200	5,095
Marshall & Ilsley Corp.	109,900	5,027
M & T Bank Corp.	39,700	4,681
Ambac Financial Group, Inc.	53,850	4,367
Zions Bancorp	54,500	4,248
Hudson City Bancorp, Inc.	317,502	4,232
Genworth Financial Inc.	119,800	4,174
The Hartford Financial Services Group Inc.	49,200	4,162
Avalonbay Communities, Inc. REIT	37,200	4,115
Kimco Realty Corp. REIT	112,300	4,098
Assurant, Inc.	80,200	3,882
Ameriprise Financial, Inc.	86,860	3,880
Public Storage, Inc. REIT	48,900	3,712
W.R. Berkley Corp.	108,350	3,698
Torchmark Corp.	60,600	3,680
Commerce Bancorp, Inc.	103,000	3,674
Sovereign Bancorp, Inc.	179,475	3,645
ProLogis REIT	68,768	3,584
Plum Creek Timber Co. Inc. REIT	100,900	3,582
Radian Group, Inc.	57,320	3,541
MGIC Investment Corp.	54,200	3,523
Leucadia National Corp.	118,100	3,447
Forest City Enterprise Class A	67,800	3,384
MBIA, Inc.	57,000	3,337
* AmeriCredit Corp.	117,600	3,283

The PMI Group Inc.	73,300	3,268
* CB Richard Ellis Group, Inc.	130,100	3,239
Colonial BancGroup, Inc.	123,300	3,166
SEI Investments Co.	64,135	3,135
Camden Property Trust REIT	42,400	3,119
AMB Property Corp. REIT	60,900	3,079
BlackRock, Inc.	22,000	3,062
Brown & Brown, Inc.	103,600	3,027
Investors Financial Services Corp.	67,200	3,017
Janus Capital Group Inc.	168,100	3,009
StanCorp Financial Group, Inc.	59,000	3,004
SL Green Realty Corp. REIT	27,200	2,978
Apartment Investment & Management Co. Class A REIT	68,200	2,963
Cullen/Frost Bankers, Inc.	50,900	2,917
UnionBanCal Corp.	43,800	2,829
* Markel Corp.	8,100	2,811
AmerUs Group Co.	47,700	2,793
Webster Financial Corp.	58,300	2,766
Commerce Bancshares, Inc.	54,705	2,738
HCC Insurance Holdings, Inc.	92,400	2,720
Raymond James Financial, Inc.	89,650	2,714
East West Bancorp, Inc.	69,410	2,631
The First Marblehead Corp.	45,500	2,591
Reinsurance Group of America, Inc.	52,700	2,590
IndyMac Bancorp, Inc.	56,000	2,568
The St. Joe Co.	54,900	2,555
* Conseco, Inc.	110,000	2,541
The South Financial Group, Inc.	95,367	2,519
City National Corp.	38,600	2,512
The Bank of New York Co., Inc.	74,200	2,389
Eaton Vance Corp.	93,800	2,341
Federated Investors, Inc.	73,950	2,329
BOK Financial Corp.	46,671	2,318
* Alleghany Corp.	8,192	2,264
SunTrust Banks, Inc.	29,400	2,242
Wesco Financial Corp.	5,830	2,221
CapitalSource Inc. REIT	90,638	2,126
Transatlantic Holdings, Inc.	37,812	2,114
* CNA Financial Corp.	63,000	2,076
BB&T Corp.	46,300	1,926
National City Corp.	48,800	1,766
Mercantile Bankshares Corp.	45,617	1,627
TD Ameritrade Holding Corp.	100,000	1,481
New York Community Bancorp, Inc.	86,400	1,426
Jones Lang Lasalle Inc.	13,800	1,208
Hanover Insurance Group Inc.	25,300	1,201
BRE Properties Inc. Class A REIT	21,500	1,183
Bank of Hawaii Corp.	20,100	997
First Citizens BancShares Class A	4,260	854
Synovus Financial Corp.	30,256	810

22

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
The Chubb Corp.	10,400	519
Fifth Third Bancorp	12,300	454
People’s Bank	13,188	433
Downey Financial Corp.	5,491	373
T. Rowe Price Group Inc.	9,800	371
International Bancshares Corp.	12,543	345
American Financial Group, Inc.	7,000	300
PNC Financial Services Group	3,800	267
UnumProvident Corp.	13,100	238
Wilmington Trust Corp.	3,100	131
First Horizon National Corp.	300	12
		731,955
Health Care (13.2%)
Johnson & Johnson	840,398	50,357
Pfizer Inc.	1,845,260	43,308
* Amgen, Inc.	350,075	22,835
Wyeth	413,000	18,341
UnitedHealth Group Inc.	367,662	16,464
Merck & Co., Inc.	449,700	16,383
Medtronic, Inc.	330,400	15,502
* WellPoint Inc.	200,516	14,592
Abbott Laboratories	320,000	13,955
* Genentech, Inc.	135,700	11,100
Schering-Plough Corp.	512,600	9,755
Eli Lilly & Co.	175,800	9,716
Cardinal Health, Inc.	145,512	9,361
* Gilead Sciences, Inc.	157,200	9,300
Bristol-Myers Squibb Co.	338,900	8,764
Caremark Rx, Inc.	161,623	8,060
Aetna Inc.	197,988	7,906
* Celgene Corp.	144,200	6,839
* Medco Health Solutions, Inc.	114,321	6,548
HCA Inc.	151,621	6,542
Allergan, Inc.	59,600	6,393
CIGNA Corp.	52,200	5,142
Becton, Dickinson & Co.	80,600	4,927
Quest Diagnostics, Inc.	80,200	4,806
* Genzyme Corp.	78,200	4,774
* Zimmer Holdings, Inc.	81,170	4,604
* Biogen Idec Inc.	99,340	4,602
Stryker Corp.	109,200	4,598
AmerisourceBergen Corp.	109,200	4,578
* St. Jude Medical, Inc.	139,832	4,533
* Humana Inc.	84,300	4,527
* Coventry Health Care Inc.	81,025	4,452
* Forest Laboratories, Inc.	113,800	4,403
* Laboratory Corp. of America Holdings	67,600	4,207
* Express Scripts Inc.	57,931	4,156
* Boston Scientific Corp.	242,945	4,091
Applera Corp.–Applied Biosystems Group	125,800	4,070
* Hospira, Inc.	91,940	3,948
IMS Health, Inc.	135,552	3,640
McKesson Corp.	73,424	3,471
* Varian Medical Systems, Inc.	72,900	3,452
* Thermo Electron Corp.	93,034	3,372

* Sepracor Inc.	58,700	3,354
* Health Net Inc.	74,200	3,352
DENTSPLY International Inc.	54,600	3,309
Mylan Laboratories, Inc.	164,837	3,297
* Henry Schein, Inc.	70,200	3,280
* Fisher Scientific International Inc.	44,352	3,240
* Waters Corp.	72,900	3,237
Biomet, Inc.	103,175	3,228
Pharmaceutical Product Development, Inc.	86,500	3,038
* Millipore Corp.	46,200	2,910
* Endo Pharmaceuticals Holdings, Inc.	86,000	2,836
* Barr Pharmaceuticals Inc.	58,025	2,767
Health Management Associates Class A	135,368	2,668
Beckman Coulter, Inc.	47,600	2,644
* Patterson Cos.	73,530	2,568
* Lincare Holdings, Inc.	66,500	2,516
Universal Health Services Class B	45,300	2,277
* MedImmune Inc.	84,000	2,276
C.R. Bard, Inc.	29,300	2,147
Omnicare, Inc.	40,900	1,939
* Watson Pharmaceuticals, Inc.	78,500	1,827
Baxter International, Inc.	39,800	1,463
* Kinetic Concepts, Inc.	31,000	1,369
Cooper Cos., Inc.	28,600	1,267
* Abraxis Bioscience, Inc.	44,198	1,054
Valeant Pharmaceuticals International	54,500	922
Bausch & Lomb, Inc.	9,600	471
* DaVita, Inc.	4,000	199
		467,829
Industrials (11.4%)
General Electric Co.	2,811,434	92,665
United Technologies Corp.	296,600	18,810
The Boeing Co.	229,570	18,804
Caterpillar, Inc.	171,100	12,744
3M Co.	154,200	12,455
United Parcel Service, Inc.	147,300	12,127
FedEx Corp.	100,400	11,733
General Dynamics Corp.	141,600	9,269
Lockheed Martin Corp.	116,800	8,379
Illinois Tool Works, Inc.	175,200	8,322
Norfolk Southern Corp.	155,200	8,260
Waste Management, Inc.	204,297	7,330
CSX Corp.	91,600	6,452
Danaher Corp.	99,900	6,426
Emerson Electric Co.	71,200	5,967
Expeditors International of Washington, Inc.	100,346	5,620
Southwest Airlines Co.	332,687	5,446
Cendant Corp.	331,925	5,407
PACCAR, Inc.	61,738	5,086
C.H. Robinson Worldwide Inc.	95,400	5,085

23

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Rockwell Collins, Inc.	87,700	4,900
Northrop Grumman Corp.	72,268	4,629
Parker Hannifin Corp.	58,500	4,540
Fluor Corp.	48,700	4,526
ITT Industries, Inc.	89,500	4,430
Precision Castparts Corp.	73,800	4,410
L-3 Communications Holdings, Inc.	58,200	4,389
Honeywell International Inc.	106,800	4,304
American Standard Cos., Inc.	95,700	4,141
Cummins Inc.	31,200	3,814
Joy Global Inc.	71,300	3,714
Robert Half International, Inc.	87,500	3,675
Republic Services, Inc. Class A	90,400	3,647
Manpower Inc.	55,600	3,592
Roper Industries Inc.	75,100	3,511
W.W. Grainger, Inc.	45,400	3,415
* Jacobs Engineering Group Inc.	42,500	3,385
Fastenal Co.	83,600	3,368
* The Dun & Bradstreet Corp.	47,400	3,303
Burlington Northern Santa Fe Corp.	39,793	3,154
Equifax, Inc.	88,300	3,032
Ametek, Inc.	63,200	2,994
J.B. Hunt Transport Services, Inc.	119,800	2,984
Union Pacific Corp.	31,253	2,905
MSC Industrial Direct Co., Inc. Class A	59,200	2,816
Cintas Corp.	70,766	2,814
Oshkosh Truck Corp.	58,900	2,799
IDEX Corp.	57,600	2,719
SPX Corp.	48,300	2,702
Landstar System, Inc.	57,189	2,701
The Toro Co.	57,400	2,681
Donaldson Co., Inc.	78,300	2,652
* Stericycle, Inc.	40,000	2,604
Carlisle Co., Inc.	32,600	2,585
* Alliant Techsystems, Inc.	33,700	2,573
Aramark Corp. Class B	67,200	2,225
* Allied Waste Industries, Inc.	195,300	2,219
American Power Conversion Corp.	109,800	2,140
The Brink’s Co.	36,800	2,076
Teleflex Inc.	37,000	1,999
JLG Industries, Inc.	81,877	1,842
Graco, Inc.	33,700	1,550
DRS Technologies, Inc.	30,200	1,472
Rockwell Automation, Inc.	20,300	1,462
* YRC Worldwide, Inc.	17,512	737
Deere & Co.	6,200	518
Textron, Inc.	4,200	387
Herman Miller, Inc.	12,088	312
Con-way, Inc.	4,700	272
* Raytheon Co. Warrants Exp. 6/16/11	2,285	29
		406,035

Information Technology (15.4%)
Microsoft Corp.	2,358,900	54,962
* Cisco Systems, Inc.	1,774,600	34,658
International Business Machines Corp.	390,458	29,995
Intel Corp.	1,536,700	29,120
Hewlett-Packard Co.	633,658	20,074
* Google Inc.	45,000	18,870
* Dell Inc.	678,600	16,565
* Oracle Corp.	1,089,848	15,792
QUALCOMM Inc.	384,120	15,392
Texas Instruments, Inc.	496,200	15,030
* Apple Computer, Inc.	252,100	14,400
* Corning, Inc.	478,200	11,568
First Data Corp.	250,995	11,305
* Yahoo! Inc.	325,000	10,725
Motorola, Inc.	445,346	8,974
* EMC Corp.	747,800	8,203
Applied Materials, Inc.	496,300	8,080
* eBay Inc.	265,420	7,774
* Symantec Corp.	390,853	6,074
* Adobe Systems, Inc.	188,800	5,732
* Agilent Technologies, Inc.	166,306	5,249
* Network Appliance, Inc.	144,963	5,117
* Sun Microsystems, Inc.	1,229,900	5,104
Paychex, Inc.	127,180	4,957
* Broadcom Corp.	158,250	4,755
Analog Devices, Inc.	144,366	4,640
* Electronic Arts Inc.	104,800	4,511
Automatic Data Processing, Inc.	98,100	4,449
* Intuit, Inc.	71,300	4,306
* SanDisk Corp.	83,500	4,257
* Xerox Corp.	305,400	4,248
* Advanced Micro Devices, Inc.	173,600	4,239
Linear Technology Corp.	124,200	4,159
* Fiserv, Inc.	89,450	4,057
* LAM Research Corp.	85,508	3,986
* NCR Corp.	108,674	3,982
National Semiconductor Corp.	166,600	3,973
* Computer Sciences Corp.	78,900	3,822
* Autodesk, Inc.	109,588	3,776
* Lucent Technologies, Inc.	1,542,354	3,732
CA, Inc.	180,766	3,715
Maxim Integrated Products, Inc.	113,700	3,651
* NVIDIA Corp.	170,800	3,636
* Tellabs, Inc.	266,900	3,552
* Micron Technology, Inc.	234,000	3,524
Molex, Inc.	104,756	3,517
Microchip Technology, Inc.	100,800	3,382
KLA-Tencor Corp.	80,300	3,338
* DST Systems, Inc.	54,900	3,267
Amphenol Corp.	57,400	3,212
* Iron Mountain, Inc.	81,400	3,043
* Affiliated Computer Services, Inc. Class A	58,400	3,014
* Cadence Design Systems, Inc.	173,000	2,967

24

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
* Arrow Electronics, Inc.	91,500	2,946
* Altera Corp.	164,347	2,884
* Citrix Systems, Inc.	71,356	2,864
* Lexmark International, Inc.	50,300	2,808
Xilinx, Inc.	120,436	2,728
* Western Digital Corp.	136,500	2,704
* QLogic Corp.	155,200	2,676
* Mettler-Toledo International, Inc.	44,100	2,671
Global Payments Inc.	54,400	2,641
* Comverse Technology, Inc.	133,396	2,637
* Convergys Corp.	131,800	2,570
Jabil Circuit, Inc.	98,100	2,511
Fair Isaac, Inc.	67,400	2,447
* BMC Software, Inc.	95,000	2,271
* Ingram Micro, Inc. Class A	125,000	2,266
* Avaya Inc.	196,100	2,239
* Ceridian Corp.	89,900	2,197
Fidelity National Information Services, Inc.	61,000	2,159
* Tech Data Corp.	55,510	2,127
* Avnet, Inc.	105,400	2,110
Reynolds & Reynolds Class A	65,200	2,000
Intersil Corp.	85,600	1,990
* Compuware Corp.	294,562	1,974
* Juniper Networks, Inc.	119,000	1,903
* ADC Telecommunications, Inc.	112,081	1,890
* Solectron Corp.	495,700	1,695
* Synopsys, Inc.	89,121	1,673
* LSI Logic Corp.	180,700	1,617
* Teradyne, Inc.	110,200	1,535
Total System Services, Inc.	73,550	1,416
* Zebra Technologies Corp. Class A	39,257	1,341
* Freescale Semiconductor, Inc. Class B	43,111	1,267
Sabre Holdings Corp.	43,200	950
* BEA Systems, Inc.	67,300	881
* Sanmina-SCI Corp.	184,046	847
MoneyGram International, Inc.	18,400	625
* Novellus Systems, Inc.	13,100	324
Harris Corp.	1,800	75
CDW Corp.	1,358	74
		548,963
Materials (3.3%)
Monsanto Co.	98,467	8,290
Newmont Mining Corp. (Holding Co.)	152,556	8,075
Alcoa Inc.	242,128	7,835
Nucor Corp.	130,800	7,096
Praxair, Inc.	123,700	6,680
Phelps Dodge Corp.	80,800	6,639
Dow Chemical Co.	159,800	6,237
E.I. du Pont de Nemours & Co.	148,700	6,186
United States Steel Corp.	64,400	4,516
Allegheny Technologies Inc.	60,500	4,189
Ecolab, Inc.	101,800	4,131

Freeport-McMoRan Copper & Gold, Inc. Class B	72,900	4,039
Sigma-Aldrich Corp.	47,000	3,414
Martin Marietta Materials, Inc.	34,500	3,145
Cytec Industries, Inc.	54,000	2,898
Airgas, Inc.	76,400	2,846
Ball Corp.	76,600	2,837
* Pactiv Corp.	111,700	2,765
Sealed Air Corp.	53,036	2,762
Lyondell Chemical Co.	112,500	2,549
Florida Rock Industries, Inc.	48,700	2,419
Scotts Miracle-Gro Co.	56,400	2,387
Celanese Corp. Series A	115,800	2,365
Packaging Corp. of America	91,200	2,008
* Owens-Illinois, Inc.	118,100	1,979
Reliance Steel & Aluminum Co.	19,500	1,618
Albemarle Corp.	32,400	1,551
AptarGroup Inc.	25,000	1,240
FMC Corp.	14,400	927
Westlake Chemical Corp.	21,300	635
Valspar Corp.	23,400	618
Vulcan Materials Co.	5,500	429
Louisiana-Pacific Corp.	14,600	320
Chemtura Corp.	18,600	174
		115,799
Telecommunication Services (3.0%)
AT&T Inc.	884,112	24,658
Verizon Communications Inc.	651,742	21,827
Sprint Nextel Corp.	903,967	18,070
BellSouth Corp.	354,100	12,818
* Qwest Communications International Inc.	696,679	5,636
Alltel Corp.	68,784	4,391
* American Tower Corp. Class A	121,500	3,781
CenturyTel, Inc.	92,600	3,440
Citizens Communications Co.	195,702	2,554
* U.S. Cellular Corp.	41,100	2,491
PanAmSat Holding Corp.	98,400	2,459
Telephone & Data Systems, Inc.	46,300	1,917
* Embarq Corp.	42,743	1,752
Telephone & Data Systems, Inc. Special Common Shares	33,200	1,291
		107,085
Utilities (3.2%)
Exelon Corp.	186,400	10,593
TXU Corp.	161,100	9,632
PG&E Corp.	149,700	5,880
* AES Corp.	300,800	5,550
Edison International	140,500	5,480
Sempra Energy	111,800	5,085
Duke Energy Corp.	162,092	4,761
Constellation Energy Group, Inc.	84,500	4,607
* Mirant Corp.	153,700	4,119
Questar Corp.	49,800	4,008
* NRG Energy, Inc.	80,400	3,874

25

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Wisconsin Energy Corp.	87,400	3,522
MDU Resources Group, Inc.	88,500	3,240
FirstEnergy Corp.	55,900	3,030
Energen Corp.	76,400	2,935
Southern Union Co.	108,200	2,928
Equitable Resources, Inc.	86,300	2,891
* CMS Energy Corp.	221,586	2,867
SCANA Corp.	74,200	2,863
* Reliant Energy, Inc.	235,100	2,816
CenterPoint Energy Inc.	223,800	2,798
Aqua America, Inc.	116,833	2,663
NSTAR	92,000	2,631
* Dynegy, Inc.	479,700	2,624
Dominion Resources, Inc.	31,239	2,336
Northeast Utilities	107,400	2,220
Southern Co.	64,200	2,058
DPL Inc.	75,000	2,010
* Sierra Pacific Resources	125,983	1,764
* Allegheny Energy, Inc.	46,389	1,720
Entergy Corp.	15,600	1,104
NiSource, Inc.	35,920	784
UGI Corp. Holding Co.	4,900	121
		115,514
Total Common Stocks
(Cost $2,204,860)		3,557,862
Temporary Cash Investment (0.1%)
[1] Vanguard Market
Liquidity Fund, 5.136%
(Cost $3,332)	3,331,979	3,332
Total Investments (100.1%)
(Cost $2,208,192)		3,561,194
Other Assets and Liabilities (–0.1%)
Other Assets—Note B		22,823
Liabilities		(27,815)
		(4,992)
Net Assets (100%)		3,556,202

At June 30, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	2,711,460
Undistributed Net
Investment Income	22,530
Accumulated Net
Realized Losses	(530,790)
Unrealized Appreciation	1,353,002
Net Assets	3,556,202

Investor Shares—Net Assets
Applicable to 26,240,596 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	799,523
Net Asset Value Per Share—
Investor Shares	$30.47

Admiral Shares—Net Assets
Applicable to 41,727,105 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,560,050
Net Asset Value Per Share—
Admiral Shares	$61.35

Institutional Shares—Net Assets
Applicable to 6,449,755 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	196,629
Net Asset Value Per Share—
Institutional Shares	$30.49

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

26

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (14.8%)
SCP Pool Corp.	170,852	7,454
* NVR, Inc.	15,050	7,393
* Panera Bread Co.	98,793	6,643
* Aztar Corp.	116,747	6,066
* Tractor Supply Co.	108,765	6,011
Phillips-Van Heusen Corp.	153,702	5,865
Standard Pacific Corp.	223,100	5,734
* Sonic Corp.	271,949	5,654
Men’s Wearhouse, Inc.	167,424	5,073
* Pinnacle Entertainment, Inc.	153,323	4,699
* Quiksilver, Inc.	384,373	4,682
* Live Nation	219,065	4,460
* Jack in the Box Inc.	113,075	4,433
Wolverine World Wide, Inc.	185,122	4,319
* The Children’s Place Retail Stores, Inc.	70,988	4,263
Polaris Industries, Inc.	98,200	4,252
Aaron Rents, Inc. Class B	155,284	4,174
* Too Inc.	108,654	4,171
Group 1 Automotive, Inc.	69,979	3,943
* Select Comfort Corp.	168,944	3,881
Ethan Allen Interiors, Inc.	104,118	3,806
Arbitron Inc.	98,900	3,791
* Guitar Center, Inc.	84,237	3,746
* The Dress Barn, Inc.	146,854	3,723
* Shuffle Master, Inc.	111,269	3,647
* The Gymboree Corp.	104,378	3,628
* Meritage Corp.	74,800	3,534
* CEC Entertainment Inc.	109,125	3,505
Christopher & Banks Corp.	117,839	3,417
* P.F. Chang’s China Bistro, Inc.	84,789	3,224
Brown Shoe Co., Inc.	91,340	3,113
* Rare Hospitality International Inc.	108,191	3,112
IHOP Corp.	60,194	2,894
* LKQ Corp.	150,200	2,854
Stage Stores, Inc.	86,405	2,851
* Hibbett Sporting Goods, Inc.	113,208	2,706
* Fossil, Inc.	149,640	2,695
* Champion Enterprises, Inc.	240,975	2,660
Cato Corp. Class A	102,054	2,638
Building Materials Holding Corp.	93,868	2,616
* Papa John’s International, Inc.	76,809	2,550
* Genesco, Inc.	74,757	2,532
ADVO, Inc.	101,031	2,486
Kellwood Co.	83,897	2,456
Winnebago Industries, Inc.	77,000	2,390
* Zale Corp.	97,950	2,360
Triarc Cos., Inc. Class B	150,754	2,356
La-Z-Boy Inc.	164,993	2,310
K-Swiss, Inc.	84,715	2,262
* RC2 Corp.	56,355	2,179
Sonic Automotive, Inc.	96,808	2,147

The Pep Boys (Manny, Moe & Jack)	173,490	2,035
* WMS Industries, Inc.	74,244	2,034
* Skechers U.S.A., Inc.	82,822	1,997
* Radio One, Inc. Class D	255,027	1,887
Oxford Industries, Inc.	47,761	1,882
* JAKKS Pacific, Inc.	88,739	1,783
Landry’s Restaurants, Inc.	54,807	1,778
* Interface, Inc.	155,103	1,776
* Stamps.com Inc.	63,264	1,760
Fred’s, Inc.	130,000	1,735
Russell Corp.	94,284	1,712
Nautilus Inc.	107,289	1,686
* Hot Topic, Inc.	145,800	1,678
* K2 Inc.	151,442	1,657
Finish Line, Inc.	139,520	1,651
* Universal Technical Institute Inc.	74,300	1,636
* Drew Industries, Inc.	49,415	1,601
The Stride Rite Corp.	119,991	1,583
* Fleetwood Enterprises, Inc.	207,330	1,563
Lone Star Steakhouse & Saloon, Inc.	58,638	1,538
The Marcus Corp.	71,107	1,485
* MarineMax, Inc.	53,532	1,404
* Steak n Shake Co.	90,702	1,373
* Deckers Outdoor Corp.	35,482	1,368
* Vertrue Inc.	31,537	1,357
Superior Industries International, Inc.	73,900	1,352
Stein Mart, Inc.	91,001	1,347
* O’Charley’s Inc.	75,000	1,275
* Jos. A. Bank Clothiers, Inc.	50,071	1,200
Pre-Paid Legal Services, Inc.	33,396	1,152
Haverty Furniture Cos., Inc.	73,146	1,148
* Jo-Ann Stores, Inc.	77,483	1,135
Monaco Coach Corp.	84,150	1,069
* Cost Plus, Inc.	71,600	1,050
Skyline Corp.	22,197	950
* Ryan’s Restaurant Group, Inc.	78,050	930
* PetMed Express, Inc.	75,557	829
* Audiovox Corp.	60,455	826
Arctic Cat, Inc.	41,770	815
National Presto Industries, Inc.	15,460	808
* Midas Inc.	41,013	755
* Bally Total Fitness Holding Corp.	110,890	752
Triarc Cos., Inc. Class A	43,900	717
Bassett Furniture Industries, Inc.	38,680	716
* 4Kids Entertainment Inc.	42,793	694
CPI Corp.	21,420	658
Coachmen Industries, Inc.	47,000	561
* Russ Berrie and Co., Inc.	38,954	478
* Ashworth, Inc.	48,404	436
Libbey, Inc.	47,052	346
Standard Motor Products, Inc.	37,800	315

27

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
* Lenox Group, Inc.	21,900	155
* Red Robin Gourmet Burgers, Inc.	200	9
		257,795
Consumer Staples (4.0%)
* Hansen Natural Corp.	41,525	7,905
Corn Products International, Inc.	235,411	7,204
Flowers Foods, Inc.	169,287	4,848
* United Natural Foods, Inc.	132,933	4,389
* NBTY, Inc.	181,202	4,333
Longs Drug Stores, Inc.	88,931	4,057
Casey’s General Stores, Inc.	161,139	4,030
* Ralcorp Holdings, Inc.	91,400	3,887
* Performance Food Group Co.	113,287	3,442
Delta & Pine Land Co.	113,784	3,345
* Hain Celestial Group, Inc.	121,317	3,125
* TreeHouse Foods Inc.	98,051	2,342
Lance, Inc.	98,322	2,263
* Playtex Products, Inc.	207,000	2,159
WD-40 Co.	54,673	1,835
The Great Atlantic & Pacific Tea Co., Inc.	76,138	1,730
* Spectrum Brands Inc.	121,931	1,575
J & J Snack Foods Corp.	44,364	1,467
* Peet’s Coffee & Tea Inc.	45,643	1,378
Sanderson Farms, Inc.	46,062	1,289
Alliance One International, Inc.	283,366	1,258
* USANA Health Sciences, Inc.	32,491	1,231
Nash-Finch Co.	25,497	543
* American Italian Pasta Co.	60,300	516
		70,151
Energy (9.0%)
Frontier Oil Corp.	361,640	11,717
Cimarex Energy Co.	261,224	11,233
Massey Energy Co.	264,511	9,522
* Helix Energy Solutions Group, Inc.	229,258	9,253
* Maverick Tube Corp.	139,716	8,829
* Unit Corp.	149,926	8,529
* Oceaneering International, Inc.	173,856	7,971
Cabot Oil & Gas Corp.	158,011	7,743
* TETRA Technologies, Inc.	228,448	6,920
St. Mary Land & Exploration Co.	165,081	6,645
* Veritas DGC Inc.	115,689	5,967
* SEACOR Holdings Inc.	67,527	5,544
* Hydrill Co.	64,202	5,041
* W-H Energy Services, Inc.	95,329	4,846
* Lone Star Technologies, Inc.	82,177	4,439
* Atwood Oceanics, Inc.	87,480	4,339
Penn Virginia Corp.	60,712	4,243
World Fuel Services Corp.	89,233	4,077
* Stone Energy Corp.	87,184	4,058
* NS Group Inc.	73,249	4,035
* Swift Energy Co.	93,348	4,007

* Remington Oil & Gas Corp.	76,902	3,381
Lufkin Industries, Inc.	47,683	2,834
CARBO Ceramics Inc.	56,718	2,787
* Bristow Group, Inc.	75,867	2,731
* Dril-Quip, Inc.	32,976	2,719
* Input/Output, Inc.	222,116	2,099
* Petroleum Development Corp.	30,200	1,139
		156,648
Financials (15.2%)
Shurgard Storage Centers, Inc. Class A REIT	152,605	9,538
Essex Property Trust, Inc. REIT	74,221	8,288
New Century Financial Corp. REIT	180,786	8,271
Whitney Holdings Corp.	210,069	7,430
East West Bancorp, Inc.	192,238	7,288
Colonial Properties Trust REIT	145,269	7,176
* Investment Technology Group, Inc.	138,471	7,043
Kilroy Realty Corp. REIT	87,324	6,309
The South Financial Group, Inc.	233,343	6,163
First Midwest Bancorp, Inc.	159,483	5,914
* Philadelphia Consolidated Holding Corp.	177,731	5,396
Selective Insurance Group	92,016	5,141
Delphi Financial Group, Inc.	137,857	5,012
UCBH Holdings, Inc.	302,057	4,996
* ProAssurance Corp.	101,034	4,868
Umpqua Holdings Corp.	178,846	4,587
Downey Financial Corp.	67,509	4,580
Hilb, Rogal and Hamilton Co.	117,687	4,386
United Bankshares, Inc.	118,481	4,340
* Piper Jaffray Cos., Inc.	67,624	4,139
MAF Bancorp, Inc.	96,024	4,114
Susquehanna Bancshares, Inc.	166,591	3,982
Wintrust Financial Corp.	77,681	3,950
Fremont General Corp.	212,807	3,950
Chittenden Corp.	152,711	3,948
Central Pacific Financial Co.	98,943	3,829
Provident Bankshares Corp.	103,926	3,782
Lexington Corporate Properties Trust REIT	169,134	3,653
Entertainment Properties Trust REIT	84,845	3,653
LandAmerica Financial Group, Inc.	56,433	3,646
First Republic Bank	76,739	3,515
Sterling Financial Corp.	113,334	3,458
R.L.I. Corp.	70,043	3,375
EastGroup Properties, Inc. REIT	71,497	3,337
Zenith National Insurance Corp.	78,750	3,124
Boston Private Financial Holdings, Inc.	111,038	3,098
* First Federal Financial Corp.	53,657	3,094
BankUnited Financial Corp.	100,908	3,080
Cash America International Inc.	95,665	3,061

28

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Republic Bancorp, Inc.	240,520	2,980
Sovran Self Storage, Inc. REIT	57,158	2,903
Sterling Bancshares, Inc.	147,916	2,773
Glacier Bancorp, Inc.	94,669	2,771
Infinity Property & Casualty Corp.	67,539	2,769
National Retail Properties REIT	138,600	2,765
Prosperity Bancshares, Inc.	81,217	2,671
TrustCo Bank NY	233,712	2,576
Bank Mutual Corp.	202,400	2,473
Acadia Realty Trust REIT	103,234	2,441
Financial Federal Corp.	87,380	2,430
Hanmi Financial Corp.	124,912	2,428
Glenborough Realty Trust, Inc. REIT	112,623	2,426
PrivateBancorp, Inc.	57,263	2,371
* Portfolio Recovery Associates, Inc.	51,618	2,359
Fidelity Bankshares, Inc.	72,783	2,316
Safety Insurance Group, Inc.	46,293	2,201
* World Acceptance Corp.	60,022	2,132
BankAtlantic Bancorp, Inc. Class A	142,817	2,119
Marshall & Ilsley Corp.	42,695	1,953
United Fire & Casualty Co.	63,497	1,913
Anchor Bancorp Wisconsin Inc.	60,351	1,821
Flagstar Bancorp, Inc.	113,981	1,819
Presidential Life Corp.	70,145	1,724
Stewart Information Services Corp.	47,384	1,721
* LaBranche & Co. Inc.	138,300	1,675
Independent Bank Corp. (MI)	62,500	1,644
* Franklin Bank Corp.	74,891	1,512
LTC Properties, Inc. REIT	65,950	1,474
First BanCorp Puerto Rico	139,100	1,294
SWS Group, Inc.	52,207	1,259
Dime Community Bancshares	89,978	1,221
Nara Bancorp, Inc.	64,477	1,209
Sterling Bancorp	61,284	1,195
Irwin Financial Corp.	59,134	1,147
First Indiana Corp.	42,015	1,094
Wilshire Bancorp Inc.	49,400	890
* SCPIE Holdings Inc.	32,667	760
* Rewards Network Inc.	68,478	559
Brookline Bancorp, Inc.	34,949	481
First Commonwealth Financial Corp.	35,200	447
Parkway Properties Inc. REIT	1,000	45
		265,275
Health Care (11.8%)
* ResMed Inc.	244,470	11,478
* IDEXX Laboratories Corp.	103,347	7,764
* Sierra Health Services, Inc.	168,141	7,571
* Pediatrix Medical Group, Inc.	154,908	7,017
* Respironics, Inc.	194,260	6,648
* Hologic, Inc.	133,550	6,592
* Cerner Corp.	174,498	6,476

Cooper Cos., Inc.	143,800	6,369
* Healthways, Inc.	111,611	5,875
Mentor Corp.	122,443	5,326
* MGI Pharma, Inc.	243,650	5,238
* AMERIGROUP Corp.	167,624	5,203
Chemed Corp.	83,820	4,571
Diagnostic Products Corp.	76,738	4,464
* United Surgical Partners International, Inc.	141,995	4,270
* Immucor Inc.	216,883	4,171
* Haemonetics Corp.	86,583	4,027
Owens & Minor, Inc. Holding Co.	129,743	3,711
* Sunrise Senior Living, Inc.	132,755	3,671
* Dionex Corp.	65,690	3,591
LCA-Vision Inc.	67,364	3,564
* ArthroCare Corp.	83,657	3,514
* Intermagnetics General Corp.	124,914	3,370
Alpharma, Inc. Class A	136,500	3,281
* Centene Corp.	138,851	3,267
* American Medical Systems Holdings, Inc.	188,476	3,138
* Genesis Healthcare Corp.	63,482	3,007
PolyMedica Corp.	74,987	2,697
* DJ Orthopedics Inc.	73,056	2,691
* Per-Se Technologies, Inc.	106,854	2,691
* inVentiv Health, Inc.	93,246	2,684
* Viasys Healthcare Inc.	104,078	2,664
* Biosite Inc.	56,679	2,588
Invacare Corp.	102,500	2,550
* PAREXEL International Corp.	86,891	2,507
* Integra LifeSciences Holdings	56,646	2,198
* AmSurg Corp.	95,660	2,176
Analogic Corp.	45,147	2,104
* Regeneron Pharmaceuticals, Inc.	160,492	2,057
* Odyssey Healthcare, Inc.	111,400	1,957
* ICU Medical, Inc.	46,248	1,954
* Amedisys Inc.	51,414	1,949
* Laserscope	63,197	1,947
* CONMED Corp.	89,894	1,861
* SurModics, Inc.	50,704	1,831
Cambrex Corp.	87,045	1,813
Medicis Pharmaceutical Corp.	73,568	1,766
* Greatbatch, Inc.	69,900	1,650
* Cyberonics, Inc.	71,300	1,520
* Kendle International Inc.	39,227	1,441
* Gentiva Health Services, Inc.	86,091	1,380
* Noven Pharmaceuticals, Inc.	77,026	1,379
* Enzo Biochem, Inc.	87,101	1,313
* Dendrite International, Inc.	140,662	1,300
* Connetics Corp.	108,704	1,278
Datascope Corp.	40,512	1,249
* Cross Country Healthcare, Inc.	68,180	1,240
* Merit Medical Systems, Inc.	87,129	1,199
CNS, Inc.	46,495	1,139
* Savient Pharmaceuticals Inc.	199,111	1,045

29

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
* RehabCare Group, Inc.	55,500	965
* Kensey Nash Corp.	32,690	964
Vital Signs, Inc.	18,980	940
* BioLase Technology, Inc.	75,918	638
* Bradley Pharmaceuticals, Inc.	49,830	508
* Possis Medical Inc.	56,382	497
* CryoLife Inc.	72,005	389
* ArQule, Inc.	64,473	364
* Theragenics Corp.	106,391	363
Hooper Holmes, Inc.	82,800	253
* Osteotech, Inc.	55,981	226
* Matria Healthcare, Inc.	600	13
* SFBC International, Inc.	300	5
		205,117
Industrials (18.8%)
Roper Industries Inc.	266,537	12,461
Oshkosh Truck Corp.	225,148	10,699
Landstar System, Inc.	191,819	9,060
The Manitowoc Co., Inc.	192,212	8,553
IDEX Corp.	167,546	7,908
* Kirby Corp.	171,314	6,767
* Kansas City Southern	243,842	6,754
JLG Industries, Inc.	299,026	6,728
The Toro Co.	140,922	6,581
* Gardner Denver Inc.	169,038	6,508
* Shaw Group, Inc.	231,449	6,434
Brady Corp. Class A	167,889	6,185
* URS Corp.	142,354	5,979
* EGL, Inc.	114,521	5,749
Acuity Brands, Inc.	141,702	5,514
* Waste Connections, Inc.	148,671	5,412
* Armor Holdings, Inc.	96,187	5,274
Briggs & Stratton Corp.	167,454	5,209
* EMCOR Group, Inc.	101,290	4,930
* United Stationers, Inc.	99,675	4,916
CLARCOR Inc.	163,253	4,863
Watson Wyatt & Co. Holdings	137,334	4,826
Lennox International Inc.	180,311	4,775
Belden CDT Inc.	140,822	4,654
Watsco, Inc.	76,894	4,600
Regal-Beloit Corp.	99,729	4,403
Albany International Corp.	102,982	4,365
Curtiss-Wright Corp.	140,038	4,324
* Ceradyne, Inc.	86,062	4,259
Arkansas Best Corp.	82,914	4,163
Forward Air Corp.	102,187	4,162
* Moog Inc.	119,220	4,080
* Labor Ready, Inc.	171,586	3,886
John H. Harland Co.	88,304	3,841
Simpson Manufacturing Co.	105,600	3,807
Knight Transportation, Inc.	184,073	3,718
Skywest, Inc.	144,382	3,581
* NCI Building Systems, Inc.	66,789	3,551
* Teledyne Technologies, Inc.	107,557	3,524
Heartland Express, Inc.	195,066	3,490
* Old Dominion Freight Line, Inc.	91,852	3,453

* Esterline Technologies Corp.	82,712	3,440
Kaydon Corp.	91,655	3,420
Universal Forest Products, Inc.	53,262	3,341
* Mobile Mini, Inc.	112,765	3,300
* Tetra Tech, Inc.	180,691	3,205
* Hub Group, Inc.	129,786	3,184
A.O. Smith Corp.	65,627	3,042
Woodward Governor Co.	95,833	2,924
Applied Industrial Technology, Inc.	118,800	2,888
Baldor Electric Co.	91,874	2,875
* GenCorp, Inc.	174,260	2,793
Watts Water Technologies, Inc.	83,130	2,789
* NCO Group, Inc.	105,003	2,776
* AAR Corp.	116,641	2,593
Valmont Industries, Inc.	54,367	2,528
* Triumph Group, Inc.	51,942	2,493
* EnPro Industries, Inc.	70,692	2,375
* School Specialty, Inc.	74,139	2,361
G & K Services, Inc. Class A	68,741	2,358
Administaff, Inc.	65,053	2,330
Barnes Group, Inc.	115,780	2,310
Viad Corp.	73,096	2,288
* Griffon Corp.	82,877	2,163
ABM Industries Inc.	124,981	2,137
* Coinstar, Inc.	89,168	2,135
* Heidrick & Struggles International, Inc.	60,574	2,050
* Insituform Technologies Inc. Class A	87,854	2,011
* Consolidated Graphics, Inc.	38,407	1,999
* Astec Industries, Inc.	58,265	1,988
Healthcare Services Group, Inc.	88,272	1,849
* Spherion Corp.	186,383	1,700
Kaman Corp. Class A	78,017	1,420
Tredegar Corp.	89,599	1,417
Apogee Enterprises, Inc.	88,280	1,298
* SOURCECORP, Inc.	51,036	1,265
* Volt Information Sciences Inc.	26,635	1,241
ElkCorp	44,500	1,236
Mueller Industries Inc.	36,762	1,214
CDI Corp.	40,883	1,186
EDO Corp.	48,315	1,176
Standex International Corp.	36,622	1,111
Vicor Corp.	63,501	1,052
Bowne & Co., Inc.	71,400	1,021
Lindsay Manufacturing Co.	37,638	1,021
Robbins & Myers, Inc.	37,900	991
Cubic Corp.	50,423	989
Central Parking Corp.	58,778	940
* Mesa Air Group Inc.	84,673	834
Wabash National Corp.	52,300	803
* On Assignment, Inc.	83,526	768
Lawson Products, Inc.	15,216	600
Angelica Corp.	31,034	544
The Standard Register Co.	45,062	534

30

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
* Lydall, Inc.	52,900	488
* Wolverine Tube, Inc.	51,300	188
		326,928
Information Technology (15.1%)
Global Payments Inc.	192,506	9,346
* Trimble Navigation Ltd.	175,095	7,816
* Varian Semiconductor Equipment Associates, Inc.	186,733	6,089
* ANSYS, Inc.	122,592	5,862
* CACI International, Inc.	97,845	5,707
* Cymer, Inc.	121,323	5,637
* Microsemi Corp.	224,234	5,467
* Hyperion Solutions Corp.	190,472	5,257
FactSet Research Systems Inc.	110,288	5,217
* j2 Global Communications, Inc.	161,386	5,038
Anixter International Inc.	105,753	5,019
* Benchmark Electronics, Inc.	204,973	4,944
* FLIR Systems, Inc.	221,452	4,885
* Itron, Inc.	81,233	4,814
* Komag, Inc.	98,597	4,553
* Avid Technology, Inc.	135,144	4,504
* MICROS Systems, Inc.	102,188	4,464
* WebEx Communications, Inc.	113,699	4,041
Cognex Corp.	149,119	3,882
* Digital Insight Corp.	110,229	3,780
* Kronos, Inc.	103,203	3,737
* THQ Inc.	168,856	3,647
Daktronics, Inc.	116,480	3,363
* eFunds Corp.	150,189	3,312
* Coherent, Inc.	97,911	3,303
* Websense, Inc.	154,180	3,167
* Global Imaging Systems, Inc.	76,465	3,156
* Rogers Corp.	55,726	3,140
Technitrol, Inc.	128,091	2,965
* Skyworks Solutions, Inc.	514,971	2,837
* Aeroflex, Inc.	242,755	2,833
* Brooks Automation, Inc.	239,450	2,826
* Diodes Inc.	61,547	2,551
* FileNet Corp.	94,500	2,545
* Littelfuse, Inc.	72,441	2,491
* Take-Two Interactive Software, Inc.	230,147	2,453
* ScanSource, Inc.	83,400	2,445
* Checkpoint Systems, Inc.	109,600	2,434
* Paxar Corp.	118,056	2,428
MTS Systems Corp.	61,396	2,426
* DSP Group Inc.	96,862	2,407
* Insight Enterprises, Inc.	124,874	2,379
* Internet Security Systems, Inc.	123,919	2,336
* NETGEAR, Inc.	107,396	2,325
Talx Corp.	103,432	2,262
* Progress Software Corp.	96,406	2,257
Gevity HR, Inc.	83,919	2,228
Black Box Corp.	55,960	2,145
* Brightpoint, Inc.	158,373	2,143
* ATMI, Inc.	84,706	2,085
* Veeco Instruments, Inc.	87,443	2,085

Quality Systems, Inc.	53,980	1,988
* Photronics Inc.	133,273	1,972
* Axcelis Technologies, Inc.	325,294	1,919
* ViaSat, Inc.	74,162	1,904
* FEI Co.	81,745	1,854
* Keane, Inc.	148,123	1,852
* SPSS, Inc.	55,684	1,790
* ManTech International Corp.	57,711	1,781
* Hutchinson Technology, Inc.	82,293	1,780
Agilysys, Inc.	98,461	1,772
* Open Solutions Inc.	65,527	1,744
* Manhattan Associates, Inc.	85,556	1,736
* Synaptics Inc.	80,832	1,730
CTS Corp.	114,194	1,700
Park Electrochemical Corp.	65,436	1,685
* Electro Scientific Industries, Inc.	93,368	1,680
* Supertex, Inc.	38,846	1,551
* Standard Microsystem Corp.	70,605	1,541
* Exar Corp.	115,644	1,535
* Secure Computing Corp.	173,426	1,491
* RadiSys Corp.	67,727	1,487
MAXIMUS, Inc.	62,500	1,447
* MRO Software Inc.	71,453	1,434
Inter-Tel, Inc.	67,537	1,422
* Altiris, Inc.	76,578	1,381
* Bankrate, Inc.	35,708	1,348
* Kulicke & Soffa Industries, Inc.	181,847	1,347
* Sonic Solutions, Inc.	81,462	1,344
* JDA Software Group, Inc.	94,059	1,320
Cohu, Inc.	73,328	1,287
Methode Electronics, Inc. Class A	119,486	1,256
* Advanced Energy Industries, Inc.	94,068	1,245
* Ultratech, Inc.	77,867	1,226
* Actel Corp.	83,841	1,203
* Ciber, Inc.	178,866	1,179
* Rudolph Technologies, Inc.	77,014	1,117
* Symmetricom Inc.	149,286	1,055
* Mercury Computer Systems, Inc.	68,377	1,052
* Novatel Wireless, Inc.	95,652	993
* Gerber Scientific, Inc.	73,742	959
* Ditech Networks Inc.	105,106	917
* MapInfo Corp.	68,862	899
* Digi International, Inc.	67,671	848
* Radiant Systems, Inc.	77,090	815
* Kopin Corp.	223,902	808
* Power Integrations, Inc.	44,600	780
* Pericom Semiconductor Corp.	83,515	693
X-Rite Inc.	60,528	665
* PC-Tel, Inc.	71,809	613
* C-COR Inc.	77,907	601
* Planar Systems, Inc.	48,879	588
* Harmonic, Inc.	127,300	570
* Bell Microproducts Inc.	99,795	541
* Carreker Corp.	71,413	511

31

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Bel Fuse, Inc. Class B	15,068	494
* Napster, Inc.	144,577	445
* Captaris Inc.	92,443	430
* Tollgrade Communications, Inc.	43,598	423
* Catapult Communications Corp.	34,234	373
* Miva Inc.	87,679	355
* Epicor Software Corp.	19,877	209
* Phoenix Technologies Ltd.	31,900	153
Keithley Instruments Inc.	9,100	116
* EPIQ Systems, Inc.	2,200	37
* Network Equipment Technologies, Inc.	8,400	26
		262,050
Materials (6.5%)
Commercial Metals Co.	352,648	9,063
Carpenter Technology Corp.	71,561	8,265
Florida Rock Industries, Inc.	149,779	7,440
Reliance Steel & Aluminum Co.	85,775	7,115
Cleveland-Cliffs Inc.	71,558	5,674
AptarGroup Inc.	113,116	5,612
* Chaparral Steel Co.	74,306	5,352
Quanex Corp.	121,892	5,250
* Aleris International Inc.	98,679	4,524
* RTI International Metals, Inc.	75,072	4,192
H.B. Fuller Co.	95,031	4,140
Texas Industries, Inc.	64,632	3,432
* OM Group, Inc.	95,350	2,942
Arch Chemicals, Inc.	77,949	2,810
Georgia Gulf Corp.	111,200	2,782
* Century Aluminum Co.	74,489	2,659
* PolyOne Corp.	291,360	2,558
MacDermid, Inc.	81,870	2,358
Deltic Timber Corp.	40,269	2,270
Ryerson Tull, Inc.	83,371	2,251
A. Schulman Inc.	94,326	2,159
Wausau Paper Corp.	165,782	2,064
* Headwaters Inc.	80,293	2,052
AMCOL International Corp.	71,709	1,890
Myers Industries, Inc.	102,040	1,754
Rock-Tenn Co.	102,554	1,636
Neenah Paper Inc.	48,189	1,467
* Brush Engineered Materials Inc.	63,097	1,316
Schweitzer-Mauduit International, Inc.	50,100	1,085
A.M. Castle & Co.	33,455	1,079
Chesapeake Corp. of Virginia	61,700	1,012
* Caraustar Industries, Inc.	93,529	842
* Buckeye Technology, Inc.	106,100	811
* Omnova Solutions Inc.	135,118	767
Steel Technologies, Inc.	36,359	707
Quaker Chemical Corp.	32,454	607
Penford Corp.	29,722	502
* Material Sciences Corp.	42,719	386
Pope & Talbot, Inc.	52,900	330
		113,155

Telecommunication Services (0.2%)
Commonwealth Telephone Enterprises, Inc.	70,937	2,352
* General Communication, Inc.	153,257	1,888
		4,240
Utilities (4.7%)
Energen Corp.	238,362	9,155
Southern Union Co.	318,268	8,612
UGI Corp. Holding Co.	336,694	8,289
Atmos Energy Corp.	259,505	7,243
Piedmont Natural Gas, Inc.	246,207	5,983
ALLETE, Inc.	96,669	4,577
New Jersey Resources Corp.	90,068	4,213
Southwest Gas Corp.	128,986	4,042
Cleco Corp.	162,131	3,770
Avista Corp.	158,166	3,611
UniSource Energy Corp.	113,850	3,546
Northwest Natural Gas Co.	87,202	3,229
* El Paso Electric Co.	155,900	3,143
The Laclede Group, Inc.	69,395	2,384
UIL Holdings Corp.	42,256	2,379
CH Energy Group, Inc.	44,332	2,128
American States Water Co.	54,833	1,955
South Jersey Industries, Inc.	70,800	1,939
Cascade Natural Gas Corp.	37,431	789
Central Vermont Public Service Corp.	35,519	656
Green Mountain Power Corp.	17,219	585
		82,228
Total Common Stocks
(Cost $1,091,825)		1,743,587

32

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (0.1%)
[1] Vanguard Market
Liquidity Fund, 5.136%
(Cost $1,446)	1,446,408	1,446
Total Investments (100.2%)
(Cost $1,093,271)		1,745,033
Other Assets and Liabilities (–0.2%)
Other Assets—Note B		2,492
Liabilities		(5,963)
		(3,471)
Net Assets (100%)		1,741,562

At June 30, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	1,090,952
Undistributed Net
Investment Income	5,399
Accumulated Net
Realized Losses	(6,551)
Unrealized Appreciation	651,762
Net Assets	1,741,562

Investor Shares—Net Assets
Applicable to 67,355,296 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,640,767
Net Asset Value Per Share—
Investor Shares	$24.36

Institutional Shares—Net Assets
Applicable to 4,129,521 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	100,795
Net Asset Value Per Share—
Institutional Shares	$24.41

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

33

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Common Stocks (100.1%)
Australia (5.2%)
BHP Billiton Ltd.	489,966	10,595
Commonwealth Bank of Australia	182,784	6,020
National Australia Bank Ltd.	227,324	5,914
Australia & New Zealand Bank Group Ltd.	258,725	5,114
Westpac Banking Corp., Ltd.	260,319	4,486
Woolworths Ltd.	167,887	2,513
Rio Tinto Ltd.	41,655	2,410
Woodside Petroleum Ltd.	67,522	2,209
AMP Ltd.	274,211	1,855
Macquarie Bank Ltd.	36,234	1,854
QBE Insurance Group Ltd.	118,451	1,800
Rinker Group Ltd.	135,048	1,635
Coles Myer Ltd.	176,850	1,493
Wesfarmers Ltd.	56,406	1,480
Foster’s Group Ltd.	304,291	1,235
Suncorp-Metway Ltd.	84,705	1,215
Brambles Industries Ltd.	145,904	1,193
CSL Ltd.	28,470	1,135
Insurance Australia Group Ltd.	252,029	1,001
Australian Gas Light Co., Ltd.	70,204	913
Alumina Ltd.	179,486	900
Orica Ltd.	50,530	897
Telstra Corp. Ltd.	327,323	894
Tabcorp Holdings Ltd.	78,875	890
Santos Ltd.	96,049	864
Newcrest Mining Ltd.	54,301	853
Toll Holdings Ltd.	78,427	818
BlueScope Steel Ltd.	119,105	704
Origin Energy Ltd.	126,501	692
Amcor Ltd.	138,947	689
Transurban Group	126,306	652
AXA Asia Pacific Holdings Ltd.	138,948	644
Lend Lease Corp.	61,161	635
Zinifex Limited	83,334	625
Boral Ltd.	97,073	588
Aristocrat Leisure Ltd.	58,379	558
Sonic Healthcare Ltd.	46,476	490
Coca-Cola Amatil Ltd.	91,045	479
James Hardie Industries NV	79,988	456
Australian Stock Exchange Ltd.	18,751	454
Babcock & Brown Ltd.	28,252	453
Computershare Ltd.	75,549	440
John Fairfax Holdings Ltd.	154,881	432
Caltex Australia Ltd.	24,130	423
CSR Ltd.	163,752	408
Cochlear Ltd.	9,870	401
Perpetual Trustees Australia Ltd.	7,276	395
Billabong International Ltd.	34,342	391
WorleyParsons Ltd.	25,149	376
SFE Corp. Ltd.	30,430	375
OneSteel Ltd.	119,415	361
Alinta Ltd.	46,180	358

Leighton Holdings Ltd.	27,561	355
Harvey Norman Holdings Ltd.	120,957	354
Publishing & Broadcasting Ltd.	26,140	353
Qantas Airways Ltd.	160,334	352
* Goodman Fielder Ltd.	210,095	334
Macquarie Communications Infrastructure Group	72,283	317
Downer EDI Ltd.	57,071	315
Lion Nathan Ltd.	54,058	313
Symbion Health Ltd.	127,786	290
Unitab Ltd.	26,060	286
Macquarie Airports Group	124,509	284
ABC Learning Centres Ltd.	59,686	284
* Mayne Pharma Ltd.	142,915	275
* Paladin Resources Ltd.	85,992	263
Iluka Resources Ltd.	51,403	250
Paperlinx Ltd.	107,186	249
APN News & Media Ltd.	65,745	248
Ansell Ltd.	32,961	237
Challenger Financial Services Group Ltd.	95,966	225
Futuris Corp., Ltd.	142,555	222
DCA Group Ltd.	101,118	209
Pacific Brands Ltd.	123,807	198
		80,878
Austria (0.6%)
Erste Bank der Oesterreichischen Sparkassen AG	27,040	1,520
OMV AG	24,430	1,452
Telekom Austria AG	52,354	1,165
Voestalpine AG	3,685	559
Oesterreichische Elektrizitaetswirtschafts AG Class A	11,120	534
* Meinl European Land Ltd.	25,760	525
* IMMOEAST Immobilien Anlagen AG	47,335	508
Raiffeisen International Bank-Holding AG	5,567	482
Boehler-Uddeholm AG	8,323	454
Wienerberger AG	8,576	407
Wiener Staedtische Allgemeine Versicherung AG	5,196	306
Andritz AG	1,697	280
Mayr-Melnhof Karton AG	1,071	173
* BETandWIN.com Interactive Entertainment AG	1,916	152
Flughafen Wien AG	1,602	122
* RHI AG	1,970	64
		8,703
Belgium (1.2%)
Fortis Group	163,364	5,560
KBC Bank & Verzekerings Holding	26,303	2,822
Dexia	80,065	1,925
InBev	25,205	1,235

34

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Solvay SA	9,579	1,100
Belgacom SA	25,834	857
Delhaize Group	11,051	765
UCB SA	12,400	670
Umicore	3,910	522
Agfa Gevaert NV	17,828	432
Colruyt NV	2,588	404
Mobistar SA	4,397	348
Bekaert NV	2,850	274
Cofinimmo	1,351	233
D’Ieteren SA	662	214
Euronav SA	6,069	187
Compagnie Maritime Belge SA	5,885	172
Omega Pharma SA	2,311	161
Barco NV	1,397	129
		18,010
Denmark (0.7%)
Danske Bank A/S	59,873	2,273
Novo Nordisk A/S B Shares	31,494	2,002
AP Moller-Maersk A/S	160	1,248
* Vestas Wind Systems A/S	28,705	786
DSV, De Sammensluttede Vognmaend A/S	3,300	552
Danisco A/S	7,329	533
Novozymes A/S	7,424	501
* Jyske Bank A/S	7,335	423
Coloplast A/S B Shares	5,050	374
GN Store Nord A/S	32,367	371
* Topdanmark A/S	2,500	347
Carlsberg A/S B Shares	3,656	267
H. Lundbeck A/S	10,918	249
D/S Torm A/S	4,935	235
* William Demant A/S	3,100	231
FLS Industries A/S B Shares	5,099	193
Bang & Olufsen A/S B Shares	1,709	189
Sydbank A/S	5,520	183
Trygvesta AS	2,713	169
NKT Holding A/S	2,140	134
East Asiatic Co. A/S	1,950	74
		11,334
Finland (1.5%)
Nokia Oyj	570,376	11,560
Fortum Oyj	61,215	1,563
UPM-Kymmene Oyj	72,032	1,547
Stora Enso Oyj R Shares	84,345	1,177
Sampo Oyj A Shares	56,172	1,071
Neste Oil Oyj	19,581	688
Metso Oyj	16,540	599
Kone Oyj	11,930	496
YIT Oyj	19,962	488
Elisa Oyj Class A	23,843	453
Wartsila Oyj B Shares	10,675	449
Outokumpu Oyj A Shares	19,200	449
Kesko Oyj	10,860	417
Rautaruuki Oyj	13,770	414
TietoEnator Oyj B Shares	12,255	354

Uponor Oyj	11,190	302
Cargotec Corp.	6,897	302
Amer Group Ltd.	13,971	291
Orion-Yhtyma Oyj B Shares	14,000	278
Nokian Renkaat Oyj	20,190	265
KCI Konecranes Oyj	12,800	230
OKO Bank (Osuuspankkien Keskuspankki Oyj)	4,182	61
		23,454
France (9.7%)
Total SA	309,204	20,306
Sanofi-Aventis	139,878	13,624
BNP Paribas SA	116,765	11,162
Societe Generale Class A	48,903	7,178
AXA	208,027	6,731
Suez SA	138,083	5,733
Vivendi SA	157,122	5,487
France Telecom SA	233,129	4,973
Carrefour SA	80,785	4,730
Groupe Danone	33,373	4,236
L’Oreal SA	39,838	3,759
Arcelor	72,091	3,488
LVMH Louis Vuitton Moet Hennessy	34,690	3,437
Schneider Electric SA	32,460	3,377
Credit Agricole SA	85,622	3,248
Cie. de St. Gobain SA	43,735	3,120
* L’Air Liquide SA (Registered)	17,450	3,396
Vinci SA	29,136	2,995
Renault SA	26,551	2,848
Lafarge SA	21,040	2,636
* Alcatel SA	178,828	2,255
Pernod Ricard SA	10,751	2,129
Veolia Environnement	40,278	2,078
STMicroelectronics NV	100,163	1,608
Accor SA	25,246	1,535
* Alstom	15,828	1,446
Essilor International SA	14,280	1,436
PSA Peugeot Citroen	22,042	1,369
Bouygues SA	26,618	1,366
Pinault-Printemps-Redoute SA	9,889	1,260
Euronext NV	13,151	1,234
Lagardere S.C.A.	16,668	1,228
Unibail Co.	6,851	1,193
Vallourec SA	912	1,097
Compagnie Generale des Etablissements Michelin SA	17,776	1,068
Cap Gemini SA	16,051	915
Gaz de France	23,504	788
Hermes International	8,175	723
* Atos Origin SA	10,696	699
Sodexho Alliance SA	13,812	663
PagesJaunes SA	20,708	650
Publicis Groupe SA	16,166	624
Neopost SA	5,359	610
Technip SA	10,388	572
* Thomson SA	33,816	559

35

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
CNP Assurances	5,787	549
Safran SA	23,793	518
Etablissements Economiques du Casino Guichard-Perrachon SA	6,794	516
Air France	20,841	489
Klepierre	3,933	455
Societe Television Francaise 1	13,257	432
Valeo SA	11,881	423
* Dassault Systemes SA	7,746	414
Thales SA	10,538	411
Zodiac SA	5,969	335
Gecina SA	2,393	313
* Business Objects SA	11,025	300
Imerys SA	3,620	289
Societe BIC SA	3,486	226
Societe des Autoroutes Paris-Rhin-Rhone	2,916	200
M6 Metropole Television	5,568	174
* AXA Rights Exp. 7/3/06	208,027	173
SCOR SA	70,384	154
		151,940
Germany (6.9%)
Siemens AG	116,202	10,091
E.On AG	85,547	9,831
Allianz AG	55,713	8,770
Deutsche Bank AG	72,675	8,165
SAP AG	30,989	6,513
DaimlerChrysler AG (Registered)	125,870	6,209
Deutsche Telekom AG	384,910	6,181
BASF AG	70,950	5,690
RWE AG	60,070	4,984
Bayer AG	93,006	4,268
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	27,819	3,792
Commerzbank AG	83,909	3,043
Deutsche Post AG	94,952	2,543
Deutsche Boerse AG	15,219	2,070
Continental AG	19,047	1,943
ThyssenKrupp AG	53,630	1,833
Volkswagen AG	24,785	1,734
Adidas AG	28,996	1,384
Man AG	19,092	1,380
Hypo Real Estate Holding AG	19,673	1,193
Metro AG	20,654	1,168
* Infineon Technologies AG	100,900	1,122
Porsche AG	1,134	1,094
Fresenius Medical Care AG	9,342	1,074
Henkel KGaA	8,335	951
* Linde AG	12,114	932
Volkswagen AG Pfd.	16,019	808
Puma AG	1,901	738
Deutsche Lufthansa AG	36,148	664
Altana AG	11,131	618
TUI AG	31,119	617

Deutsche Postbank AG	8,327	598
* Merck KGaA	6,356	577
Celesio AG	5,778	524
Beiersdorf AG	3,048	459
IVG Immobilien AG	14,770	445
Hochtief AG	7,994	444
RWE AG Pfd.	5,800	436
Solarworld AG	6,920	433
Heidelberger Druckmaschinen AG	9,407	427
Wincor Nixdorf AG	2,903	370
Salzgitter AG	4,175	353
* Qiagen NV	25,272	341
Douglas Holding AG	6,424	296
Bilfinger Berger AG	4,886	265
* ProSieben Sat.1 Media AG	10,486	262
MLP AG	12,451	256
Rheinmetall AG	3,434	239
* Karstadt Quelle AG	8,709	231
Suedzucker AG	6,032	134
Linde AG Rights Exp. 7/7/06	12,114	47
* Premier AG	4,227	41
		108,581
Greece (0.6%)
* National Bank of Greece SA	37,144	1,433
Alpha Credit Bank SA	50,321	1,255
Greek Organization of Football Prognostics	28,692	1,042
* Hellenic Telecommunication Organization SA	45,122	994
EFG Eurobank Ergasias	27,116	755
Bank of Piraeus	28,968	688
* Commercial Bank of Greece SA	14,008	485
Cosmote Mobile Communications SA	20,390	460
Public Power Corp.	18,490	437
Coca-Cola Hellenic Bottling Co. SA	12,307	366
Titan Cement Co. SA	6,400	300
Hellenic Technodomiki Tev SA	28,696	276
Hellenic Petroleum SA	18,750	249
Hellenic Exchanges SA	11,100	178
National Bank of Greece SA Rights Exp. 7/5/06	37,144	167
* Germanos SA	5,200	124
Viohalco, Hellenic Copper & Aluminum Industry SA	12,610	115
Intracom SA	17,180	114
Technical Olympic SA	16,350	73
Motor Oil (Hellas) Corinth Refineries SA	1,840	49
Folli-Follie SA	1,400	33
		9,593
Hong Kong (1.7%)
Hutchison Whampoa Ltd.	304,512	2,780
Cheung Kong Holdings Ltd.	217,500	2,360

36

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Sun Hung Kai Properties Ltd.	200,064	2,042
Swire Pacific Ltd. A Shares	141,698	1,462
Hang Seng Bank Ltd.	115,043	1,457
CLP Holdings Ltd.	246,232	1,441
Boc Hong Kong Holdings Ltd.	575,000	1,126
Hong Kong & China Gas Co., Ltd.	502,177	1,104
Esprit Holdings Ltd.	118,072	965
Hong Kong Exchanges & Clearing Ltd.	135,000	869
Bank of East Asia Ltd.	208,149	857
Hong Kong Electric Holdings Ltd.	188,600	854
New World Development Co., Ltd.	435,750	720
Wharf Holdings Ltd.	194,215	691
Henderson Land Development Co. Ltd.	123,006	640
* Foxconn International Holdings Ltd.	288,000	617
Hang Lung Properties Ltd.	316,700	569
MTR Corp.	179,500	435
Li & Fung Ltd.	208,835	423
Sino Land Co.	255,000	408
Kerry Properties Ltd.	101,500	347
Hysan Development Co., Ltd.	120,000	339
* Hutchison Telecommunications International Ltd.	202,000	326
Cathay Pacific Airways Ltd.	184,170	322
Hopewell Holdings Ltd.	114,000	322
Shun Tak Holdings Ltd.	216,000	283
PCCW Ltd.	375,000	268
Shangri-La Asia Ltd.	117,059	226
Techtronic Industries Co., Ltd.	137,000	185
Television Broadcasts Ltd.	29,000	179
Wing Hang Bank Ltd.	19,500	171
Cheung Kong Infrastructure Holdings Ltd.	59,000	171
Yue Yuen Industrial (Holdings) Ltd.	57,500	158
Johnson Electric Holdings Ltd.	200,998	146
Melco International Development Corp.	55,000	138
Kingboard Chemical Holdings Ltd.	42,000	118
Orient Overseas International Ltd.	25,300	92
ASM Pacific Technology Ltd.	16,500	81
Giordano International Ltd.	129,000	61
Solomon Systech International Ltd.	224,000	57
Texwinca Holdings Ltd.	72,000	48
		25,858
Ireland (0.8%)
Allied Irish Banks PLC	124,890	2,988
CRH PLC	72,537	2,361

Bank of Ireland	127,544	2,266
* Elan Corp. PLC	62,137	1,033
Irish Life & Permanent PLC	37,932	902
Kerry Group PLC A Shares	22,696	488
* Grafton Group PLC	27,589	347
Independent News & Media PLC	113,866	333
IAWS Group PLC	16,634	294
Eircom Group PLC	101,083	281
* Ryanair Holdings PLC	30,446	277
C&C Group PLC	28,883	251
DCC PLC	9,780	235
Kingspan Group PLC	13,404	234
Paddy Power PLC	9,665	167
Greencore Group PLC	13,017	61
Fyffes PLC	33,722	60
		12,578
Italy (3.8%)
ENI SpA	366,346	10,757
Unicredito Italiano SpA	1,069,911	8,365
ENEL SpA	596,463	5,130
Assicurazioni Generali SpA	132,476	4,816
Telecom Italia SpA	1,526,528	4,247
Banca Intesa SpA	552,652	3,224
San Paolo-IMI SpA	147,917	2,614
Telecom Italia SpA RNC	868,642	2,241
Capitalia SpA	244,117	1,999
Mediobanca Banca di Credito Finanziaria SpA	68,374	1,337
Banco Popolare di Verona e Novara Scarl SpA	49,779	1,333
Mediaset SpA	108,040	1,273
Banche Popolari Unite Scarl SpA	46,271	1,198
* Fiat SpA	83,003	1,101
Autostrade SpA	35,565	999
Banca Monte dei Paschi di Siena SpA	150,573	905
Banca Intesa SpA Non Convertible Risp.	150,274	813
Finmeccanica SpA	35,981	798
Banca Popolare di Milano SpA	59,693	760
Alleanza Assicurazioni SpA	58,864	667
Snam Rete Gas SpA	137,766	605
Terna SpA	206,837	551
Luxottica Group SpA	17,005	461
Pirelli & C. Accomandita per Azioni SpA	455,714	396
Banca Fideuram SpA	58,766	342
Mediolanum SpA	48,618	341
Fondiaria - Sai SpA	7,086	289
* Banca Antonveneta SpA	7,833	265
Compagnia Assicuratrice Unipol SpA	84,705	246
Autogrill SpA	15,535	239

37

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Mondadori (Arnoldo) Editore SpA	24,410	235
Lottomatica SpA	5,902	224
Italcementi SpA	8,752	221
Seat Pagine Gialle SpA	457,790	213
Gruppo Editoriale L’Espresso SpA	38,823	207
Bulgari SpA	13,389	152
Benetton Group SpA	4,600	69
* Tiscali SpA	17,212	51
* Parmalat Finanziaria SpA	34,147	—
		59,684
Japan (24.6%)
Toyota Motor Corp.	398,787	20,865
Mitsubishi UFJ Financial Group	1,197	16,792
Mizuho Financial Group, Inc.	1,347	11,436
Sumitomo Mitsui Financial Group, Inc.	821	8,708
Takeda Pharmaceutical Co. Ltd.	125,694	7,833
Canon, Inc.	150,333	7,376
Honda Motor Co., Ltd.	220,000	6,996
Sony Corp.	141,200	6,232
Matsushita Electric Industrial Co., Ltd.	271,153	5,731
Nomura Holdings Inc.	251,800	4,734
Tokyo Electric Power Co.	159,670	4,416
NTT DoCoMo, Inc.	2,669	3,909
Millea Holdings, Inc.	209	3,895
Mitsubishi Corp.	187,550	3,760
Seven and I Holdings Co., Ltd.	110,520	3,648
Nippon Telegraph and Telephone Corp.	746	3,646
East Japan Railway Co.	477	3,550
Nissan Motor Co., Ltd.	320,200	3,500
Mitsubishi Estate Co., Ltd.	163,000	3,473
JFE Holdings, Inc.	80,100	3,405
Nippon Steel Corp.	862,000	3,270
Mitsui & Co., Ltd.	218,000	3,086
Hitachi Ltd.	453,000	2,996
Shin-Etsu Chemical Co., Ltd.	54,500	2,968
Daiichi Sankyo Co., Ltd.	106,263	2,928
T & D Holdings, Inc.	33,900	2,736
Toshiba Corp.	418,000	2,732
Astellas Pharma Inc.	73,914	2,720
Mitsui Fudosan Co., Ltd.	122,000	2,654
Komatsu Ltd.	128,000	2,550
Denso Corp.	75,600	2,478
Kansai Electric Power Co., Inc.	108,250	2,425
Nintendo Co.	14,400	2,422
Sumitomo Metal Industries Ltd.	574,000	2,374
Fuji Photo Film Co., Ltd.	70,200	2,359
Fanuc Co., Ltd.	25,700	2,311
Chubu Electric Power Co.	85,200	2,304
Japan Tobacco, Inc.	630	2,303
Softbank Corp.	102,500	2,301

Central Japan Railway Co.	226	2,254
Mitsui Sumitomo Insurance Co.	177,880	2,234
Mitsubishi Electric Corp.	271,000	2,175
KDDI Corp.	349	2,150
Resona Holdings Inc.	672	2,125
Sharp Corp.	134,000	2,121
Daiwa Securities Group Inc.	175,000	2,088
Fujitsu Ltd.	268,000	2,079
Hoya Corp.	58,100	2,071
Sumitomo Trust & Banking Co., Ltd.	186,000	2,039
Sumitomo Corp.	154,000	2,038
Mitsubishi Heavy Industries Ltd.	468,000	2,024
Ricoh Co.	99,000	1,944
Murata Manufacturing Co., Ltd.	29,400	1,912
Itochu Corp.	212,000	1,868
Kao Corp.	70,401	1,845
Kirin Brewery Co., Ltd.	116,000	1,827
Kyocera Corp.	23,500	1,825
Aeon Co., Ltd.	82,573	1,816
Asahi Glass Co., Ltd.	139,035	1,767
Sompo Japan Insurance Inc.	120,000	1,676
Bridgestone Corp.	86,631	1,673
Nitto Denko Corp.	23,300	1,662
Sumitomo Chemical Co.	192,000	1,604
Sumitomo Electric Industries Ltd.	106,000	1,554
Tokyo Electron Ltd.	22,200	1,553
Tokyo Gas Co., Ltd.	326,000	1,538
Nikko Securities Co., Ltd.	119,087	1,523
Eisai Co., Ltd.	33,300	1,502
Toray Industries, Inc.	172,000	1,494
Dai-Nippon Printing Co., Ltd.	94,000	1,455
NEC Corp.	271,400	1,449
Rohm Co., Ltd.	16,100	1,442
Sumitomo Realty & Development Co.	58,000	1,433
Tohoku Electric Power Co.	64,100	1,407
Kubota Corp.	144,000	1,372
Keyence Corp.	5,271	1,346
Kyushu Electric Power Co., Inc.	56,200	1,308
Secom Co., Ltd.	27,000	1,278
Nippon Oil Corp.	171,000	1,253
Daikin Industries Ltd.	35,900	1,246
Yahoo Japan Corp.	2,327	1,235
Advantest Corp.	12,000	1,229
Daiwa House Industry Co., Ltd.	76,000	1,217
Asahi Kasei Corp.	185,000	1,211
Bank of Yokohama Ltd.	155,000	1,199
TDK Corp.	15,700	1,192
Yamada Denki Co., Ltd.	11,600	1,183
SMC Corp.	8,200	1,163
* Inpex Holdings, Inc.	131	1,156
Credit Saison Co., Ltd.	23,900	1,134
Nidec Corp.	15,600	1,120

38

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Shinsei Bank, Ltd.	170,091	1,079
Kobe Steel Ltd.	341,000	1,069
Sekisui House Ltd.	75,859	1,042
West Japan Railway Co.	247	1,025
Sumitomo Metal Mining Co.	78,000	1,023
Takefuji Corp.	16,790	1,002
Ibiden Co., Ltd.	20,600	992
Nippon Mining Holdings Inc.	117,000	989
Electric Power Development Co., Ltd.	25,240	963
Shizuoka Bank Ltd.	88,000	951
Ajinomoto Co., Inc.	85,000	943
Mitsubishi Chemical Holdings Corp.	148,500	929
Marubeni Corp.	172,000	920
Aisin Seiki Co., Ltd.	30,700	914
Osaka Gas Co., Ltd.	282,000	908
Yamato Holdings Co., Ltd.	51,000	906
Chugai Pharmaceutical Co., Ltd.	43,500	889
Mitsui OSK Lines Ltd.	129,000	879
Chiba Bank Ltd.	91,000	852
Terumo Corp.	25,300	846
Shiseido Co., Ltd.	43,000	845
Nippon Yusen Kabushiki Kaisha Co.	128,000	834
Asahi Breweries Ltd.	58,800	826
NTT Data Corp.	188	817
Toppan Printing Co., Ltd.	72,000	814
Sega Sammy Holdings Inc.	21,888	812
Mitsui Trust Holding Inc.	67,100	805
Hokuhoku Financial Group, Inc.	189,000	790
Omron Corp.	30,900	787
Shionogi & Co., Ltd.	44,000	786
Sumitomo Heavy Industries Ltd.	83,000	768
Dentsu Inc.	277	767
Promise Co., Ltd.	13,167	764
Tokyu Corp.	130,000	761
Olympus Corp.	28,000	750
Toyota Tsusho Corp.	30,893	743
* Konica Minolta Holdings, Inc.	58,000	735
Leopalace21 Corp.	20,900	721
OJI Paper Co., Ltd.	126,000	718
Kinki Nippon Railway Co.	214,190	715
Daito Trust Construction Co., Ltd.	12,800	711
Aiful Corp.	13,200	705
Mitsubishi Gas Chemical Co.	61,000	702
Showa Denko K.K.	155,000	691
Nippon Express Co., Ltd.	127,000	688
Casio Computer Co.	35,800	685
Hokkaido Electric Power Co., Ltd.	28,800	685
Joyo Bank Ltd.	111,000	676
Mitsui Chemicals, Inc.	103,000	674
Bank of Fukuoka, Ltd.	88,000	670

Ohbayashi Corp.	97,000	668
JS Group Corp.	31,512	663
Acom Co., Ltd.	11,620	631
Fast Retailing Co., Ltd.	7,700	631
Nikon Corp.	36,000	630
Teijin Ltd.	98,000	623
Nippon Electric Glass Co., Ltd.	31,000	622
Rakuten, Inc.	1,038	619
Ishikawajima-Harima Heavy Industries Co.	195,000	618
Tobu Railway Co., Ltd.	129,000	616
Odakyu Electric Railway Co.	95,000	613
Nippon Paper Group, Inc.	149	610
Sankyo Co., Ltd.	9,400	597
Hirose Electric Co., Ltd.	4,900	596
Yamaha Motor Co., Ltd.	22,700	595
Marui Co., Ltd.	37,300	582
Matsushita Electric Works, Ltd.	52,000	579
Kajima Corp.	126,000	579
Shimizu Corp.	103,000	577
Mitsubishi Securities Co., Ltd.	44,000	571
Furukawa Electric Co.	88,000	570
NGK Spark Plug Co.	28,000	564
Citizen Watch Co., Ltd.	62,000	562
Tokyo Tatemono Co., Ltd.	52,000	558
Keio Electric Railway Co., Ltd.	86,000	558
NSK Ltd.	67,000	557
Fujikura Ltd.	50,000	553
Softbank Investment Corp.	1,225	542
Nissin Food Products Co., Ltd.	15,200	537
Tokyu Land Corp.	68,000	530
Tanabe Seiyaku Co., Ltd.	42,000	518
NOK Corp.	17,800	517
* Sanyo Electric Co., Ltd.	240,000	516
ToneGeneral Sekiyu K.K.	50,000	515
JSR Corp.	20,300	514
Mitsubishi Materials Corp.	120,000	514
Takashimaya Co.	40,860	514
Stanley Electric Co.	24,500	507
Yamaha Corp.	26,900	506
Mitsubishi Rayon Co., Ltd.	62,000	506
JTEKT Corp.	26,100	505
Kuraray Co., Ltd.	45,000	504
Susuken Co., Ltd.	12,660	503
Oriental Land Co., Ltd.	8,900	502
Nomura Research Institute, Ltd.	4,000	495
Namco Bandai Holdings Inc.	32,300	493
Taisho Pharmaceutical Co.	25,000	491
Trend Micro Inc.	14,500	490
Keihin Electric Express Railway Co., Ltd.	69,000	489
Mitsui Mining & Smelting Co., Ltd.	82,000	486
NTN Corp.	61,000	484
Toyo Seikan Kaisha Ltd.	26,500	482
Taisei Corp.	131,000	479
Gunma Bank Ltd.	64,000	477

39

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Isetan Co.	27,800	474
Kawasaki Heavy Industries Ltd.	139,000	469
Toto Ltd.	49,000	468
Bank of Kyoto Ltd.	43,000	467
Taiheiyo Cement Corp.	124,000	458
Chiyoda Corp.	22,000	451
JGC Corp.	26,000	448
Yokogawa Electric Corp.	31,000	443
Sekisui Chemical Co.	51,000	441
Lawson Inc.	12,000	438
Daimaru, Inc.	33,000	437
Nisshin Steel Co.	134,000	432
77 Bank Ltd.	62,000	431
Japan Steel Works Ltd.	61,513	422
Amada Co., Ltd.	40,000	420
Uny Co., Ltd.	28,000	413
Yakult Honsha Co., Ltd.	15,200	413
Pioneer Corp.	25,600	413
Nisshin Seifun Group Inc.	36,900	412
Seiko Epson Corp.	15,100	412
Makita Corp.	13,000	410
Tokuyama Corp.	26,000	387
Aeon Credit Service Co. Ltd.	15,810	385
The Nishi-Nippon City Bank, Ltd.	78,000	374
All Nippon Airways Co., Ltd.	97,000	374
Shinko Electric Industries Co., Ltd.	12,573	365
Shinko Securities Co., Ltd.	86,000	365
NGK Insulators Ltd.	31,000	363
Shimano, Inc.	11,700	358
Fuji Electric Holdings Co., Ltd.	68,000	357
The Suruga Bank, Ltd.	26,000	352
Alps Electric Co., Ltd.	28,000	350
Kamigumi Co., Ltd.	46,000	350
Dai-Nippon Screen Manufacturing Co., Ltd.	38,000	348
CSK Corp.	7,600	347
Sumco Corp.	6,030	344
JAFCO Co., Ltd.	5,700	343
Benesse Corp.	9,900	342
* Japan Airlines System Co.	135,000	339
Onward Kashiyama Co., Ltd.	22,000	339
Santen Pharmaceutical Co. Ltd.	14,200	338
THK Co., Inc.	11,300	338
Kikkoman Corp.	27,000	337
ZEON Corp.	28,000	334
Otsuka Corp.	2,960	334
Nippon Shokubai Co., Ltd.	27,000	331
Sumitomo Rubber Industries Ltd.	30,000	331
Sapporo Hokuyo Holdings, Inc.	31	328
Skylark Co., Ltd.	14,900	326
Dai-Nippon Ink & Chemicals, Inc.	86,000	324
Mabuchi Motor Co.	5,400	323
Kawasaki Kisen Kaisha Ltd.	55,000	319

Nitori Co., Ltd.	6,500	317
Meiji Seika Kaisha Ltd.	62,000	316
Oracle Corp. Japan	6,700	314
Tosoh Corp.	78,000	311
NHK Spring Co.	27,000	311
Hakuhodo DY Holdings Inc.	4,200	310
Hino Motors, Ltd.	53,000	309
Showa Shell Sekiyu K.K.	26,100	307
Seino Transportation Co., Ltd.	29,000	307
Nisshinbo Industries, Inc.	28,000	307
Katokichi Co., Ltd.	30,200	304
SFCG Co., Ltd.	1,320	301
Hitachi Chemical Co., Ltd.	11,400	299
Ube Industries Ltd.	103,000	298
Mitsukoshi, Ltd.	65,000	298
* Elpida Memory Inc.	7,900	298
Mitsubishi Logistics Corp.	19,000	297
Ushio Inc.	14,000	296
Toho Co., Ltd.	14,700	295
Toyobo Ltd.	103,000	292
Hanshin Electric Railway Co.	40,932	292
Kaneka Corp.	32,000	291
Toyoda Gosei Co., Ltd.	14,400	290
MEDICEO Holdings Co., Ltd.	16,000	286
Shimamura Co., Ltd.	2,600	286
Dowa Mining Co. Ltd.	32,000	285
Fuji Television Network, Inc.	125	278
Kyowa Hakko Kogyo Co.	41,000	277
FamilyMart Co., Ltd.	9,500	274
Canon Sales Co. Inc.	13,000	268
Denki Kagaku Kogyo K.K.	64,000	267
Wacoal Corp.	19,000	266
Hitachi Construction Machinery Co.	11,000	266
SBI E*TRADE Securities Co., Ltd.	197	263
Obic Co., Ltd.	1,300	263
Kose Corp.	8,320	262
Round One Corp.	73	261
Daido Steel Co., Ltd.	33,000	260
* K.K. DaVinci Advisors	259	257
Uni-Charm Corp.	4,600	255
* Haseko Corp.	72,922	248
Ryohin Keikaku Co., Ltd.	2,900	239
Nippon Sanso Corp.	30,000	238
Daicel Chemical Industries Ltd.	29,000	238
Konami Corp.	10,700	237
Nippon Sheet Glass Co., Ltd.	42,000	234
Nippon Kayaku Co., Ltd.	28,000	234
Mitsui Engineering & Shipbuilding Co., Ltd.	76,000	233
Kinden Corp.	27,000	232
Kurita Water Industries Ltd.	11,100	228
Ito En, Ltd.	6,200	227
Gunze Ltd.	38,000	227
House Foods Industry Corp.	14,900	225
Nissan Chemical Industries, Ltd.	18,000	225
Ebara Corp.	51,000	218

40

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Hitachi Capital Corp.	12,100	212
Aderans Co. Ltd.	7,800	211
Coca-Cola West Japan Co. Ltd.	9,900	210
Nippon Meat Packers, Inc.	18,000	209
Asatsu-DK Inc.	6,400	207
Aoyama Trading Co., Ltd.	6,600	207
Hikari Tsushin, Inc.	3,800	206
* NEC Electronics Corp.	6,400	205
Kokuyo Co., Ltd.	12,200	204
Sanken Electric Co., Ltd.	16,000	204
Q.P. Corp.	21,400	203
Oki Electric Industry Co. Ltd.	86,000	203
Minebea Co., Ltd.	37,000	202
Tokyo Steel Manufacturing Co.	9,200	202
Comsys Holdings Corp.	16,000	198
Sanwa Shutter Corp.	33,000	195
Asics Corp.	18,596	190
USS Co., Ltd.	2,780	184
Shimachu Co.	7,000	183
Sumitomo Bakelite Co. Ltd.	19,000	179
Amano Corp.	12,000	179
Kansai Paint Co., Ltd.	22,000	176
Net One Systems Co., Ltd.	94	176
Yaskawa Electric Corp.	15,000	175
Meiji Dairies Corp.	25,000	175
TIS Inc.	6,100	171
Tokyo Style Co.	14,000	167
eAccess Ltd.	251	165
Hankyu Department Stores, Inc.	21,000	163
Sapparo Holdings Ltd.	32,000	162
Itochu Techno-Science Corp.	3,500	162
Toyo Suisan Kaisha, Ltd.	10,000	157
Index Holdings	158	157
Nichirei Corp.	29,000	155
Taiyo Yuden Co., Ltd.	12,000	152
The Goodwill Group, Inc.	205	152
Rinnai Corp.	5,700	151
Tokyo Broadcasting System, Inc.	6,200	149
Komori Corp.	7,000	149
Hitachi High-Technologies Corp.	4,851	148
Meitec Corp.	4,300	140
Autobacs Seven Co., Ltd.	3,200	140
Sumitomo Osaka Cement Co., Ltd.	45,000	139
Alfresa Holdings Corp.	2,200	137
* Access Co., Ltd.	18	129
Nippon Light Metal Co.	46,000	126
Yamazaki Baking Co., Ltd.	14,000	126
Central Glass Co., Ltd.	21,000	125
Takara Holdings Inc.	20,000	117
Okumura Corp.	21,000	117
Toda Corp.	24,000	116
Nishimatsu Construction Co.	31,000	116
Matsumotokiyoshi Co., Ltd.	4,500	114
Keisei Electric Railway Co., Ltd.	20,000	113
Toho Titanium Co., Ltd.	2,022	110
Matsui Securities Co., Ltd.	11,200	106

Fuji Soft ABC Inc.	3,200	106
Mitsumi Electric Co., Ltd.	8,900	105
Hitachi Cable Ltd.	22,000	102
Circle K Sunkus Co., Ltd.	4,700	102
Tokyo Seimitsu Co., Ltd.	1,904	99
* Sojitz Holdings Corp.	24,700	98
ARRK Corp.	4,143	98
Okuma Corp.	7,373	83
Uniden Corp.	7,000	78
Kaken Pharmaceutical Co.	10,000	75
Park24 Co., Ltd.	2,111	62
EDION Corp.	3,014	60
Sumitomo Titanium Corp.	357	57
OSG Corp.	3,041	51
Daifuku Co., Ltd.	3,000	50
Tokai Rika Co., Ltd.	1,900	42
Glory Ltd.	1,500	29
Ariake Japan Co., Ltd.	90	2
Nichii Gakkan Co.	30	1
		384,615
Netherlands (3.4%)
ING Groep NV	259,518	10,185
ABN-AMRO Holding NV	251,383	6,882
Unilever NV	240,980	5,456
Koninklijke (Royal) Philips Electronics NV	172,964	5,387
Aegon NV	199,054	3,397
Koninklijke KPN NV	272,902	3,066
TNT NV	58,432	2,090
Akzo Nobel NV	36,511	1,966
* Koninklijke Ahold NV	200,196	1,733
Heineken NV	36,190	1,533
Reed Elsevier NV	97,371	1,459
European Aeronautic Defence and Space Co.	45,706	1,311
* ASML Holding NV	61,503	1,243
Koninklijke DSM NV	23,848	992
Koninklijke Numico NV	20,516	920
Wolters Kluwer NV	38,788	915
Rodamco Europe NV	8,485	831
Vedior NV	27,702	581
Corio NV	7,471	465
* Hagemeyer NV	86,573	399
Randstad Holding NV	6,780	397
SBM Offshore NV	14,908	397
Wereldhave NV	3,955	384
Oce NV	16,373	240
Fugro NV	5,208	224
Buhrmann NV	13,750	199
Getronics NV	12,395	133
		52,785
New Zealand (0.1%)
Telecom Corp. of New
Zealand Ltd.	275,981	681
Fletcher Building Ltd.	63,252	353

41

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Sky City Entertainment Group Ltd.	82,761	273
Auckland International Airport Ltd.	173,015	229
Contact Energy Ltd.	46,220	201
Sky Network Television Ltd.	42,839	150
The Warehouse Group Ltd.	34,171	103
Fisher & Paykel Healthcare Corp. Ltd.	36,640	96
* Tower Ltd.	33,196	70
Fisher & Paykel Appliances Holdings Ltd.	24,054	68
Vector Ltd.	24,000	36
		2,260
Norway (0.9%)
Norsk Hydro ASA	100,890	2,677
Statoil ASA	87,936	2,508
Telenor ASA	115,926	1,401
Orkla ASA	28,005	1,297
DnB NOR ASA	101,680	1,264
* Petroleum Geo-Services ASA	8,740	530
* Acergy SA	34,455	527
Norske Skogindustrier ASA	29,914	438
Storebrand ASA	36,400	376
Frontline Ltd.	9,560	357
Yara International ASA	20,852	278
ProSafe ASA	4,481	274
* SeaDrill Ltd.	19,045	251
Aker Kvaerner ASA	2,522	237
* Tandberg ASA	26,900	222
Schibsted ASA	8,280	220
Tomra Systems ASA	23,800	193
Tandberg Television ASA	9,271	154
* TGS Nopec Geophysical Co. ASA	8,088	143
Det Norske Oljeselskap (DNO) ASA	56,440	113
Stolt-Nielsen SA	3,547	83
* Petrojarl ASA	8,740	58
* Ocean Rig ASA	6,837	48
		13,649
Portugal (0.3%)
Portugal Telecom SGPS SA	98,847	1,193
Electricidade de Portugal SA	256,668	1,009
Banco Comercial Portugues SA	314,187	892
Brisa-Auto Estradas de Portugal SA	48,011	500
Banco Espirito Santo SA	35,594	480
Banco BPI SA	54,724	416
Cimpor-Cimento de Portugal SA	43,841	292
Sonae SGPS SA	111,524	167
PT Multimedia Servicos de Telecomunicacoes e
Multimedia, SGPS, SA	10,936	127

Jeronimo Martins & Filho, SGPS, SA	2,748	47
		5,123
Singapore (0.8%)
DBS Group Holdings Ltd.	146,082	1,671
United Overseas Bank Ltd.	162,504	1,601
Singapore Telecommunications Ltd.	952,980	1,532
Oversea-Chinese Banking Corp., Ltd.	352,300	1,471
Capitaland Ltd.	203,000	580
Keppel Corp., Ltd.	62,000	577
Singapore Airlines Ltd.	64,751	520
City Developments Ltd.	85,000	505
Singapore Press Holdings Ltd.	189,250	493
Singapore Technologies Engineering Ltd.	212,906	390
Fraser & Neave Ltd.	130,650	331
Singapore Exchange Ltd.	145,000	322
United Overseas Land Ltd.	141,750	257
Keppel Land Ltd.	86,000	220
ComfortDelgro Corp Ltd.	203,000	197
Singapore Land Ltd.	49,000	195
Noble Group Ltd.	268,000	186
SMRT Corp. Ltd.	244,000	173
Sembcorp Industries Ltd.	83,660	172
Allgreen Properties Ltd.	209,000	167
Venture Corp. Ltd.	24,000	161
Neptune Orient Lines Ltd.	140,000	161
Wing Tai Holdings Ltd.	169,000	152
Singapore Post Ltd.	216,000	148
* Chartered Semiconductor Manufacturing Ltd.	152,398	132
Parkway Holdings Ltd.	84,000	132
SembCorp Marine Ltd.	68,000	129
Jardine Cycle N Carriage Ltd.	14,037	89
Cosco Corp. Singapore Ltd.	90,000	72
Olam International Ltd.	74,000	68
Want Want Holdings Ltd.	46,000	62
* STATS ChipPAC Ltd.	96,000	61
Singapore Petroleum Co. Ltd.	13,000	42
Creative Technology Ltd.	4,450	25
		12,994
Spain (3.8%)
Banco Santander Central
Hispano SA	819,285	11,968
Telefonica SA	620,154	10,305
Banco Bilbao Vizcaya Argentaria SA	466,402	9,594
Endesa SA	130,148	4,521
Iberdrola SA	112,660	3,876
Repsol YPF SA	127,636	3,654
Banco Popular Espanol SA	126,687	1,888
Altadis SA	34,571	1,632
ACS, Actividades de Contruccion y Servisios, SA	36,990	1,541

42

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Industria de Diseno Textil SA	30,301	1,277
Union Fenosa SA	20,151	780
Gas Natural SDG SA	24,884	760
Abertis Infraestructuras SA	31,802	745
Acciona SA	4,461	692
Metrovacesa SA	7,602	686
Fomento de Construc y Contra SA	7,473	568
Grupo Ferrovial, SA	6,968	531
Inmobiliaria Colonial SA	5,962	473
Acerinox SA	27,296	473
Cintra Concesiones de Infraestructuras de Transports SA	33,325	435
Sacyr Vallehermoso SA	12,350	412
Gamesa Corporacion Tecnologica, SA	17,655	378
Ebro Puleva SA	16,293	334
Telefonica Publicidad e Informacion, SA	30,845	334
Corporacion Mapfre SA	17,823	329
Antena 3 Television	12,769	292
Indra Sistemas, SA	13,384	263
Iberia (Linea Aerea Espana)	91,967	237
Sociedad General de Aguas de Barcelona SA	6,202	172
NH Hoteles SA	8,543	153
Fadesa Inmobiliaria SA	3,855	132
Promotora de Informaciones SA	8,172	131
* Sogecable SA	4,263	122
Zeltia SA	14,509	107
		59,795
Sweden (2.4%)
Telefonaktiebolaget LM
Ericsson AB Class B	2,076,215	6,845
Nordea Bank AB	289,174	3,445
Hennes & Mauritz AB B Shares	64,696	2,503
Svenska Handelsbanken AB A Shares	73,970	1,904
Volvo AB B Shares	32,370	1,589
TeliaSonera AB	280,347	1,589
Sandvik AB	133,605	1,553
Skandinaviska Enskilda Banken AB A Shares	62,324	1,483
Svenska Cellulosa AB B Shares	28,010	1,155
Atlas Copco AB A Shares	40,857	1,137
Swedish Match AB	52,731	849
Securitas AB B Shares	42,340	811
Assa Abloy AB	45,800	770
SKF AB B Shares	48,480	764
Volvo AB A Shares	15,852	764
Scania AB Class B	15,500	703
Skanska AB B Shares	42,768	659
Atlas Copco AB Class B Shares	23,790	619
Boliden AB	32,599	599
Electrolux AB Series B	37,036	534
* Husqvarna AB-B Shares	37,036	446

Tele2 AB B Shares	43,688	441
SSAB Svenskt Stal AB Series A	21,951	436
Castellum AB	34,628	354
* Lundin Petroleum AB	27,000	326
* Modern Times Group AB B Shares	6,200	326
Kungsleden AB	27,126	318
Getinge AB B Shares	18,600	316
Eniro AB	29,600	311
Fabege AB	16,565	308
Alfa Laval AB	9,000	270
* Oriflame Cosmetics SA	7,807	260
OMX AB	14,260	255
Holmen AB	6,096	246
Trelleborg AB B Shares	14,420	246
Wihlborgs Fastigheter AB	11,480	197
D. Carnegie & Co. AB	10,300	188
Billerud Aktiebolag	12,600	167
Elekta AB B Shares	9,600	162
* Capio AB	8,400	151
* Telelogic AB	62,900	139
SSAB Svenskt Stal AB–Series B	6,966	131
Hoganas AB B Shares	4,800	119
Nobia AB	3,170	103
* SAS AB	9,375	98
WM-Data AB Class B	30,000	92
Axfood AB	2,650	76
* Modern Times Group AB Redemption Shares	6,200	16
		36,773
Switzerland (6.8%)
Nestle SA (Registered)	56,495	17,676
Novartis AG (Registered)	321,037	17,291
Roche Holdings AG	96,898	15,957
UBS AG (Registered)	141,715	15,482
Credit Suisse Group (Registered)	163,025	9,077
Zurich Financial Services AG	20,120	4,396
ABB Ltd.	267,557	3,467
Cie. Financiere Richemont AG	70,644	3,221
Swiss Re (Registered)	45,495	3,168
Holcim Ltd. (Registered)	26,746	2,046
Syngenta AG	15,427	2,038
Adecco SA (Registered)	19,779	1,166
Swisscom AG	2,843	933
Synthes, Inc.	7,280	875
Givaudan SA	1,052	826
Nobel Biocare Holding AG	3,391	802
Swatch Group AG (Bearer)	4,764	801
Geberit AG	554	639
SGS Societe Generale de Surveillance Holding SA (Registered)	601	569
Clariant AG	39,537	559
Serono SA Class B	776	533
* Logitech International SA	13,216	510

43

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Schindler Holding AG	9,088	469
PSP Swiss Property AG	8,854	456
CIBA Specialty Chemicals AG (Registered)	8,131	452
Kuehne & Nagel International AG	5,885	428
Rieter Holding AG	868	333
* Unaxis Holding AG	1,169	324
Sulzer AG (Registered)	419	313
Lonza AG (Registered)	4,428	303
Phonak Holding AG	4,454	278
Straumann Holding AG	1,004	256
Swatch Group AG (Registered)	7,181	250
SIG Holding AG	1,033	227
Kudelski SA	8,001	193
Kuoni Reisen Holding AG (Registered)	321	180
Micronas Semiconductor Holding AG	3,849	104
UBS AG	741	81
		106,679
United Kingdom (24.3%)
BP PLC	2,805,390	32,534
HSBC Holdings PLC	1,583,907	27,874
GlaxoSmithKline PLC	813,691	22,712
Vodafone Group PLC	8,326,304	17,725
Royal Dutch Shell PLC Class A (Amsterdam Shares)	499,582	16,781
Royal Bank of Scotland Group PLC	445,924	14,640
Royal Dutch Shell PLC Class B	380,439	13,291
AstraZeneca Group PLC	217,324	13,070
Barclays PLC	893,687	10,133
HBOS PLC	529,491	9,191
Anglo American PLC	194,583	7,940
Lloyds TSB Group PLC	787,929	7,720
Rio Tinto PLC	146,123	7,696
Tesco PLC	1,107,818	6,840
Diageo PLC	402,755	6,766
BG Group PLC	492,219	6,571
BHP Billiton PLC	335,830	6,535
British American Tobacco PLC	223,584	5,630
BT Group PLC	1,182,577	5,226
Aviva PLC	332,209	4,703
National Grid Transco PLC	384,108	4,151
Prudential PLC	337,932	3,822
Unilever PLC	164,841	3,702
Reckitt Benckiser PLC	86,322	3,222
Imperial Tobacco Group PLC	101,805	3,141
BAE Systems PLC	449,941	3,074
Cadbury Schweppes PLC	292,342	2,816
BAA PLC	153,267	2,650
Scottish & Southern Energy PLC	123,503	2,627
Centrica PLC	492,387	2,593
Marks & Spencer Group PLC	234,585	2,545
Xstrata PLC	61,272	2,333

Old Mutual PLC	751,257	2,269
Land Securities Group PLC	68,031	2,255
Legal & General Group PLC	938,601	2,222
SABMiller PLC	120,705	2,173
BOC Group PLC	72,217	2,112
GUS PLC	118,263	2,111
* Scottish Power PLC	190,300	2,050
Man Group PLC	40,652	1,914
Reed Elsevier PLC	185,417	1,869
Wolseley PLC	84,482	1,860
WPP Group PLC	153,803	1,860
British Land Co., PLC	76,641	1,788
British Sky Broadcasting Group PLC	167,165	1,767
Rolls-Royce Group PLC	228,398	1,747
Pearson PLC	115,941	1,577
Kingfisher PLC	349,950	1,543
United Utilities PLC	128,638	1,524
Royal Dutch Shell PLC Class A	43,250	1,454
Gallaher Group PLC	91,943	1,436
Compass Group PLC	289,425	1,402
3i Group PLC	83,827	1,396
Reuters Group PLC	176,605	1,255
ITV PLC	622,128	1,241
J. Sainsbury PLC	200,052	1,236
Smiths Group PLC	71,398	1,175
Scottish & Newcastle PLC	120,276	1,133
Corus Group PLC	133,379	1,123
International Power PLC	208,360	1,095
Severn Trent PLC	50,607	1,094
Hanson Building Materials PLC	88,417	1,073
Royal & Sun Alliance Insurance Group PLC	425,598	1,058
Persimmon PLC	44,554	1,016
Boots Group PLC	71,345	1,014
Hammerson PLC	44,655	976
Imperial Chemical Industries PLC	144,833	970
DSG International PLC	274,500	969
Amvescap PLC	102,264	936
Intercontinental Hotels Group, PLC	52,822	923
Next PLC	30,346	915
Yell Group PLC	95,484	903
Brambles Industries PLC	110,604	879
Carnival PLC	21,097	858
Smith & Nephew PLC	111,744	858
Rexam PLC	87,578	853
Friends Provident PLC	257,683	852
Rentokil Initial PLC	288,676	832
Enterprise Inns PLC	47,425	831
Cable and Wireless PLC	385,426	819
Liberty International PLC	41,254	812
Slough Estates PLC	67,900	767
Alliance Unichem PLC	40,256	760
Johnson Matthey PLC	30,754	754

44

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Associated British Ports Holdings PLC	44,764	750
Kelda Group PLC	51,732	731
Capita Group PLC	81,869	698
ICAP PLC	74,537	685
Tomkins PLC	127,595	678
Whitbread PLC	30,110	649
Tate & Lyle PLC	57,452	643
William Hill PLC	55,450	642
BP PLC ADR	9,184	639
The Sage Group PLC	149,252	636
EMI Group PLC	109,604	615
* British Airways PLC	95,818	607
Punch Taverns PLC	37,210	601
London Stock Exchange PLC	27,948	587
Burberry Group PLC	72,856	579
GKN PLC	109,415	552
Barratt Developments PLC	31,332	548
Mitchells & Butlers PLC	57,342	546
Ladbrokes PLC	70,368	531
Emap PLC	33,551	527
Provident Financial PLC	45,736	519
Cobham PLC	164,920	509
Group 4 Securicor PLC	160,897	498
IMI PLC	52,000	480
Hays PLC	188,182	469
ARM Holdings PLC	221,374	463
George Wimpey PLC	54,763	460
Kesa Electricals PLC	84,394	450
Trinity Mirror PLC	49,493	446
Signet Group PLC	250,538	444
Bunzl PLC	38,808	442
BBA Group PLC	89,446	439
Bellway PLC	20,195	433
Resolution PLC	34,610	429
Inchcape PLC	49,122	428
Serco Group PLC	70,937	419
Taylor Woodrow PLC	65,918	407
Daily Mail and General Trust PLC	34,989	397
Schroders PLC	21,039	392
National Express Group PLC	23,846	391
* The Berkeley Group Holdings	17,147	384
United Business Media PLC	31,915	382
Close Brothers Group PLC	22,600	380
FirstGroup PLC	42,770	370
LogicaCMG PLC	112,799	364
Electrocomponents PLC	83,800	358
Bovis Homes Group PLC	24,097	357
Cattles PLC	58,085	353
Collins Steward Tullett PLC	24,814	348
* Invensys PLC	969,597	345
Investec PLC	7,175	342
Rank Group PLC	88,607	327
* CSR PLC	13,222	308
Travis Perkins PLC	10,998	307
Balfour Beatty PLC	47,969	304

Great Portland Estates PLC	32,677	302
Arriva PLC	27,388	302
HMV Group PLC	94,904	301
First Choice Holidays PLC	70,436	298
Aegis Group PLC	118,779	286
De La Rue Group PLC	28,071	283
Meggitt PLC	46,047	271
Sportingbet PLC	36,811	268
Misys PLC	59,036	234
Intertek Testing Services PLC	17,796	230
* Charter Consolidated (Registered)	15,301	228
Cookson Group PLC	22,271	216
Carphone Warehouse PLC	36,616	215
Michael Page International PLC	30,556	198
Amec PLC	33,458	197
Stagecoach Group PLC	84,745	180
The Davis Service Group PLC	20,506	179
PartyGaming PLC	70,103	150
MFI Furniture Group PLC	64,913	130
Premier Farnell PLC	38,033	125
WPP Group PLC ADR	2,004	121
FKI PLC	58,917	117
Aggreko PLC	21,868	116
SSL International PLC	20,805	114
Scottish Power PLC ADR	1,841	79
Telent PLC	6,363	61
* Invensys PLC Rights Exp. 7/6/06	387,838	30
		380,382
Total Common Stocks
(Cost $1,147,888)		1,565,668

45

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (0.2%)
[1] Vanguard Market
Liquidity Fund, 5.136%
(Cost $2,953)	2,952,598	2,953
Total Investments (100.3%)
(Cost $1,150,841)		1,568,621
Other Assets and Liabilities (–0.3%)
Other Assets—Note B		8,010
Liabilities		(12,528)
		(4,518)
Net Assets (100%)		1,564,103

At June 30, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	1,197,962
Undistributed Net Investment Income	26,043
Accumulated Net Realized Losses	(77,713)
Unrealized Appreciation
Investment Securities	417,780
Foreign Currencies	31
Net Assets	1,564,103

Investor Shares—Net Assets
Applicable to 105,991,321 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,341,704
Net Asset Value Per Share—
Investor Shares	$12.66

Institutional Shares—Net Assets
Applicable to 17,554,305 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	222,399
Net Asset Value Per Share—
Institutional Shares	$12.67

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

46

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© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F872 082006

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.